[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)






TAX FREE BOND
         FUNDS




SEMIANNUAL REPORT
2000


FIRST AMERICAN
INVESTMENT FUNDS, INC.

FIRST AMERICAN

            FAMILY OF FUNDS

INVESTMENTS FOR EVERY GOAL

First American Funds offers a full range of investment strategies to help you create a personalized, diversified portfolio. With our disciplined focus on consistent, competitive performance and highly developed team approach to investment decision making, First American Funds can help build a winning strategy for any investor.


         HIGHER RISK  (o)
AND RETURN POTENTIAL   |
                       |
                      (*) EQUITY FUNDS
                       |
                       |
                      (*) FUNDS OF FUNDS
                       |
                       |
                      (*) BOND FUNDS
                       |
                       |
                      (*) TAX FREE BOND FUNDS
                       |
                       |    Arizona Tax Free
                       |    California Intermediate Tax Free
                       |    California Tax Free
                       |    Colorado Intermediate Tax Free
                       |    Colorado Tax Free
                       |    Intermediate Tax Free
                       |    Minnesota Intermediate Tax Free
                       |    Minnesota Tax Free
                       |    Oregon Intermediate Tax Free
                       |    Tax Free
                       |
                      (*) MONEY MARKET FUNDS
                       |
                       |
          LOWER RISK  (o)
AND RETURN POTENTIAL


TABLE OF CONTENTS

--------------------------------------------------------------------------------
Message to Shareholders                                                      1
--------------------------------------------------------------------------------
Statements of Net Assets                                                     2
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                        38
--------------------------------------------------------------------------------
Statements of Operations                                                    40
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         42
--------------------------------------------------------------------------------
Financial Highlights                                                        44
--------------------------------------------------------------------------------
Notes to Financial Statements                                               48
--------------------------------------------------------------------------------
Tribute to David T. Bennett                                                 55
--------------------------------------------------------------------------------


NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  MARCH 31, 2000

     DEAR SHAREHOLDERS:

     On behalf of the Board of Directors of First American Funds, thank you for the opportunity to manage your mutual fund investments. If you are a new investor, we welcome you to the First American family of funds. If you are a long-term investor, we are again proud to meet your ongoing investment needs.

     Whether you're new to investing or an experienced investor, the last six months have been a period of rapidly changing markets and hand wringing. The Dow Jones Industrial Average (the "Dow") moved steadily upward during the fourth quarter of 1999, only to surrender its gains early in the first quarter of this year due to concerns over rising interest rates. The Dow regained momentum late in the first quarter after investors looked past rate hikes to another period of strong corporate profits. During the same period, the Nasdaq reached record heights only to suffer a dramatic correction.

     Tax-free bonds were hit hard in the fourth quarter by rising interest rates and tax-loss selling. However, events within municipal bond markets--including a dwindling supply of certain state municipal bonds, have contributed to stronger price performance in the first quarter. First American Funds' portfolio managers are managing call protection, selectively adding nonrated bonds to increase income, and capturing additional yield through longer-term securities.

     We are pleased to introduce three new state tax-free funds: The Arizona Tax Free Fund, the California Tax Free Fund, and the Colorado Tax Free Fund. All three funds offer highly competitive yields along with less credit risk than many of their peers.

     Within this report, you'll find financial statements on the First American tax-free funds during the past six months, plus a complete list of fund holdings.

     In closing, we encourage you to maintain a diversified portfolio and to stay the course amid volatile markets. Although dramatic fluctuations are becoming commonplace, investors may be able to better weather volatility through balanced portfolios, coupled with a disciplined investment approach.

     Thank you for your confidence in First American Funds.

     Sincerely,


     /s/ Virginia L. Stringer             /s/ Paul A. Dow


     VIRGINIA L. STRINGER                 PAUL A. DOW

     Chair                                Chief Investment Officer and President
     First American Investment Funds,     First American Asset Management
     Inc.


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     1)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

ARIZONA TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 66.8%
REVENUE BONDS -- 38.6%
BUILDING -- 3.2%
Gilbert Industrial Development Authority, Southwest
     Student Services, Callable 02/01/09 @ 102
     5.850%, 02/01/19                              $        300    $        270
                                                                   ------------
EDUCATION -- 3.8%
Arizona State Student Loan, Series A,
     Callable 11/01/09 @ 102 (AMT)
     5.900%, 05/01/24                                       100             100
Puerto Rico Control Facilities Authority,
     Ana G. Mendez University System Project,
     Callable 02/01/09 @ 101
     5.375%, 02/01/19                                        75              69
University of Arizona Board of Regents, Series A,
     Callable 06/01/09 @ 100 (FGIC)
     5.800%, 06/01/24                                       150             151
                                                                   ------------
                                                                            320
                                                                   ------------
HEALTHCARE -- 13.5%
Johnson City, Tennesse Health & Elderly Facilities
     Authority, Callable 07/01/12 @ 103
     7.500%, 07/01/25                                       100              97
Mesa Industrial Development Authority,
     Discovery Health System, Series A,
     Callable 01/01/10 @ 101 (MBIA)
     5.750%, 01/01/25                                       410             406
Mesa Industrial Development Authority,
     Discovery Health System, Series B (MBIA)
     3.850%, 01/01/29 (A)                                   500             500
Scottsdale Industrial Development Authority,
     Memorial Hospital,  Series A (AMBAC)
     6.125%, 09/01/17                                       140             145
                                                                   ------------
                                                                          1,148
                                                                   ------------
HOUSING -- 3.1%
Maricopa County Industrial Development Authority,
     Callable 01/01/10 @ 101.5 (AMT) (GNMA)
     5.750%, 01/01/13                                       265             267
                                                                   ------------
POLLUTION CONTROL -- 1.2%
Navajo County, Pollution Control,
     Callable  08/15/03 @ 102 (MBIA)
     5.875%, 08/15/28                                       100             100
                                                                   ------------
TRANSPORTATION -- 7.8%
Arizona State Transportation Authority,
     Callable 07/01/09 @ 100
     5.750%, 07/01/18                                       200             203
Mesa Street & Highway Improvements,
     Callable 07/01/09 @ 100 (FSA)
     5.500%, 07/01/16                                       100             101
Puerto Rico Commonwealth, Highway & Transportation
     Authority, Callable 07/01/03 @ 101.5
     5.500%, 07/01/19                                        75              73
Tucson Street & Highway Improvements,
     Series 1994-E, Callable 07/01/10 @ 100 (FGIC)
     5.000%, 07/01/18                                       300             284
                                                                   ------------
                                                                            661
                                                                   ------------

ARIZONA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
UTILITIES -- 6.0%
Arizona State Salt River Project, Agricultural
     Improvement & Power District, Series C
     5.500%, 01/01/28                              $        165    $        158
Chandler Water & Sewer Improvements,
     Callable 07/01/10 @ 101 (FSA)
     5.800%, 07/01/17                                       250             256
Puerto Rico Electric Power Authority,
     Callable 07/01/05 @ 100
     5.500%, 07/01/25                                       100              96
                                                                   ------------
                                                                            510
                                                                   ------------

TOTAL REVENUE BONDS                                                       3,276
                                                                   ------------
GENERAL OBLIGATIONS -- 15.5%
Chandler Public & Recreational Improvements,
     Callable 07/01/10 @ 101
     5.800%, 07/01/18                                       250             254
Maricopa County School District #11, Peoria Unit,
     Callable 04/01/09 @ 101 (FGIC)
     5.500%, 07/01/15                                       120             121
Maricopa County School District #28, Kyrene Elementary,
     Pre-refunded @ 100 (FGIC)
     5.200%, 07/01/03 (B)                                    25              25
Maricopa County School District #11, Peoria Unit,
     Callable 07/01/09 @ 101 (FGIC)
     5.500%, 07/01/14                                       100             101
Peoria, Callable 04/01/09 @ 100 (FGIC)
     5.400%, 04/01/15                                       100              99
Pima County School District #12, Sunnyside,
     Callable 07/01/09 @ 100 (FGIC)
     5.300%, 07/01/13                                       150             150
Puerto Rico Commonwealth Public Improvements,
     Callable 07/01/05 @ 101
     6.000%, 07/01/29                                       100             101
Puerto Rico Commonwealth, Callable 07/01/07 @ 100
     5.375%, 07/01/25                                       125             118
Scottsdale, Callable 07/01/09 @ 100
     5.500%, 07/01/22                                       250             245
Tucson
     5.500%, 07/01/18                                       100             100
                                                                   ------------

                                                                          1,314
                                                                   ------------
CERTIFICATES OF PARTICIPATION -- 6.4%
Navajo County, Jail Facility (ACA)
     5.625%, 07/01/09 (C)                                   200             198
Tucson, Callable 07/01/08 @ 100 (MBIA)
     5.500%, 07/01/15) (C)                                  200             201
University of Arizona Parking & Student Housing
     Authority, Callable 06/01/09 @ 100 (AMBAC)
     5.750%, 06/01/19                                       140             141
                                                                   ------------
                                                                            540
                                                                   ------------
TAX REVENUE -- 6.3%
Oro Valley Municipal Water Systems,
     Callable 07/01/08 @ 101 (MBIA)
     5.550%, 07/01/17                                       100             100
Phoenix Civic Improvements,
     Callable 07/01/09 @ 101
     5.750%, 07/01/16                                       300             307
Puerto Rico Commonwealth Infrastructure
     Financing Authority, Series A (AMBAC)
     5.000%, 07/01/21                                       140             129
                                                                   ------------

                                                                            536
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(2     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

ARIZONA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
     (Cost $5,544)                                                 $      5,666
                                                                   ------------

MONEY MARKET FUND -- 1.5%
Federated Tax Free Money Market                         128,601             129
                                                                   ------------
TOTAL MONEY MARKET FUND
     (Cost $129)                                                            129
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 1.8%
First American Tax Free Obligations Fund (D)            151,580             152
                                                                   ------------
TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $152)                                                            152
                                                                   ------------
TOTAL INVESTMENTS -- 70.1%
     (Cost $5,825)                                                        5,947
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 29.9%                                2,532
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value --
     2 billion authorized) based on
     711,651 outstanding shares                                           7,241
Portfolio Capital -- Class C ($0.0001 par value --
     2 billion authorized) based on
     119 outstanding shares                                                   1
Portfolio Capital -- Class Y ($0.0001 par value --
     2 billion authorized) based on
     110,800 outstanding shares                                           1,123
Distribution in excess of net investment income                              (8)
Net unrealized appreciation of investments                                  122
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $      8,479
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      10.31

Maximum sales charge of 2.50% (E)                                          0.26
                                                                   ------------

Offering price per share -- Class A                                $      10.57
                                                                   ------------
Net asset value per share -- Class C (F)                           $      10.31
Maximum sales charge of 1.00% (G)                                          0.10
                                                                   ------------
Offering price per share -- Class C                                $      10.41
                                                                   ------------
Net asset value, offering price and redemption
     price per share -- Class Y                                    $      10.31
                                                                   ------------

(A) Variable Rate Security -- the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000.
(B) Pre-refunded Security -- Pre-refunded issues are typically backed by U.S. Government Obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(C) At March 31, 2000, the cost of securities purchased on a when issued basis were: Navajo County and Tucson in the amounts of $198,666 and $197,948, respectively.
(D) The money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(F) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(G) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Alternative Minimum Tax
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
MBIA -- Municipal Bond Insurance Association

CALIFORNIA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
REVENUE BONDS -- 49.0%
AUTHORITY -- 4.1%
Orange County Public Financing Authority,
     Waste Management (AMBAC) (AMT)
     4.700%, 12/01/05                              $        500    $        500
San Francisco Bay Area Transportation
     Financing Authority (ACA)
     5.500%, 08/01/05                                       690             707
San Jose Financing Authority, Convention
     Center Project, Series C (MLO)
     5.750%, 09/01/01                                       250             255
University of California, Various Capital Projects,
     Series B, Callable 09/01/01 @ 102
     (MBIA) (MLO)
     5.350%, 09/01/02 (A)                                   300             307
                                                                   ------------
                                                                          1,769
                                                                   ------------
BUILDING -- 1.6%
California State Public Works, Department of
     Corrections, Series A (AMBAC) (MLO)
     6.000%, 01/01/06                                       545             583
Inglewood Public Financing Authority (AMBAC)
     5.900%, 05/01/01                                       100             102
                                                                   ------------
                                                                            685
                                                                   ------------
EDUCATION -- 6.1%
California State Educational Facilities Authority,
     Fresno Pacific University
     5.300%, 03/01/04                                       255             256
     5.650%, 03/01/07                                       380             384
     5.750%, 03/01/08                                       400             406
California State Educational Facilities Authority,
     Occidental College Project,
     Callable 10/01/07 @ 102 (MBIA)
     5.300%, 10/01/10                                       500             515
California State Public Works Board,
     Community Colleges (MLO)
     5.250%, 03/01/08                                       450             461
California State Public Works Board, Leasing
     Regents University of California (MLO)
     5.250%, 12/01/08                                       350             362
California State Public Works Board,
     Various University Projects
     5.000%, 06/01/03                                       150             153
     5.900%, 10/01/01                                       100             103
                                                                   ------------
                                                                          2,640
                                                                   ------------
HEALTHCARE -- 4.8%
California State Health Facilities Authority,
     Callable 08/01/08 @100
     5.375%, 08/01/09                                       250             256
California State Public Works Board, Department of
     Health Services, Callable 11/01/09 @ 101
     (MLO) (MBIA)
     5.200%, 11/01/12                                       500             507
John C. Fremont Hospital District,
     Health Facility (CMI)
     6.000%, 06/01/04                                       300             310


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     3)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Marysville Hospital, Series A,
     Callable 01/01/09 @ 102 (AMBAC)
     5.000%, 01/01/10                              $        500    $        500
Palomar Pomerado, Health Systems (MBIA)
     4.600%, 11/01/08                                       500             494
                                                                   ------------
                                                                          2,067
                                                                   ------------
HOUSING -- 7.7%
California State Housing Finance Agency,
     Series A (MBIA)
     5.000%, 08/01/03                                       180             182
California State Housing Finance Agency,
     Series E (MBIA)
     5.850%, 08/01/04                                       150             153
California State Housing Finance Agency,
     Series G, Callable 08/01/04 @ 102
     6.550%, 02/01/05                                       150             154
California Statewide Community Development
     Authority, Archstone Communities Trust,
     Mandatory Put @ 100
     5.250%, 06/01/08 (B)                                   500             484
     5.300%, 06/01/08 (B)                                   500             485
California Statewide Community Development
     Authority, Evans Withycombe,
     Mandatory Put @ 100
     5.200%, 06/15/09 (B)                                   500             473
Los Angeles Earthquake Rehabilitation, Series C
     (AMT) (FNMA)
     4.850%, 07/01/02                                       300             300
Redondo Beach Redevelopment Agency, Residential
     Mortgages, Series A (FNMA)
     5.150%, 06/01/03                                        35              35
Sacramento County Multifamily Housing, Fairways I
     Apartments, Mandatory Put @ 100 (FNMA)
     5.875%, 02/01/03 (B)                                    85              85
Sacramento County Multifamily Housing, Parcwood
     Apartments, Mandatory Put @ 100 (CGLI)
     4.800%, 09/01/02 (B)                                 1,000             999
                                                                   ------------
                                                                          3,350
                                                                   ------------
PARK DISTRICT -- 2.9%
Los Angeles County Public Works Financing Authority,
     Regional Park & Open Space District, Series A,
     Callable 10/01/07 @ 101
     5.000%, 10/01/19                                       265             244
Los Angeles County Public Works Financing Authority,
     Regional Park & Open Space District, Series A,
     Escrowed to Maturity
     5.500%, 10/01/02                                       500             513
     5.625%, 10/01/03                                       500             519
                                                                   ------------
                                                                          1,276
                                                                   ------------
SANITATION DISTRICT -- 1.2%
Los Angeles Municipal Improvement Corporation
     Sanitation Equipment (FSA) (MLO)
     6.000%, 02/01/07                                       500             538
                                                                   ------------

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
SCHOOL DISTRICT -- 3.7%
Golden West Schools Financing Authority,
     Series A (MBIA)
     5.700%, 02/01/13                              $        720    $        762
     5.750%, 02/01/14                                       620             656
Los Angeles County Schools Regionalized Business
     Services, Financing Project, Series A
     5.000%, 09/01/08                                       200             200
                                                                   ------------
                                                                          1,618
                                                                   ------------
TRANSPORTATION -- 2.5%
San Francisco Airport Commission,
     Second Series (AMT) (FGIC)
     5.400%, 05/01/06                                       500             516
San Joaquin Hills Transportation Corridor Agency,
     Zero Coupon Bond (MBIA)
     4.700%, 01/15/05 (C)                                   705             563
                                                                   ------------
                                                                          1,079
                                                                   ------------
UTILITIES -- 14.4%
Anaheim Electric
     4.800%, 10/01/02                                       475             479
Anaheim Electric, Escrowed to Maturity
     4.800%, 10/01/02                                        25              25
Burbank Public Service Department (AMBAC)
     6.100%, 06/01/01                                       200             205
California State Department of Water, Central Valley
     Project, Callable 12/01/05 @ 101
     5.000%, 12/01/12                                       500             497
California State Department of Water, Central Valley
     Project, Pre-refunded @ 101
     5.300%, 06/01/06 (D)                                   750             783
California State Resource Efficiency Finance Authority,
     First Resource Efficiency Project (AMBAC)
     5.200%, 07/01/02                                       500             510
Contra Costa Water District, Series G (MBIA)
     5.400%, 10/01/03                                       500             518
Escondido Civic Center Project, Escrowed to
     Maturity (AMBAC) (MLO)
     5.800%, 09/01/04                                       100             105
Inland Empire Solid Waste Financing Authority,
     Landfill Improvements Project,
     Series B (AMT) (FSA) (MLO)
     5.750%, 02/01/04                                       500             520
Inland Empire Utility Agency, Sewer Project,
     Callable 11/01/09 @ 101 (MBIA)
     5.200%, 11/01/11                                       405             413
Los Angeles Department of Water & Power,
     Callable 04/15/02 @ 102
     6.100%, 04/15/03                                       250             262
Metropolitan Water District Southern California,
     Series B, Callable 07/01/06 @ 102 (MBIA)
     4.875%, 07/01/10                                       500             499
     5.000%, 07/01/14                                       500             487
Northern California Transmission Agency,
     Cal-Ore Project (MBIA)
     6.000%, 05/01/02                                       100             103
Redding Joint Powers Finance Authority, Waste Water
     Project, Callable 12/01/02 @ 102 (FGIC)
     5.600%, 12/01/03                                       100             104

The accompanying notes are an integral part of the financial statements.


(4     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Richmond Waste Water Systems,
     Callable 8/01/09 @ 102 (FGIC)
     5.200%, 08/01/11                              $        500    $        511
South County Regional Waste Water
     Authority (AMBAC)
     5.600%, 08/01/02                                       100             103
Turlock Irrigation District, Series A,
     Callable 07/01/02 @ 102 (MBIA)
     6.000%, 01/01/04                                       100             104
                                                                   ------------
                                                                          6,228
                                                                   ------------

TOTAL REVENUE BONDS                                                      21,250
                                                                   ------------
GENERAL OBLIGATIONS -- 25.7%
Alisal Unified School District, Series C,
     Zero Coupon Bond (FGIC)
     5.050%, 08/01/08 (C)                                   860             569
California State (AMBAC)
     6.300%, 11/01/02                                       300             315
California State, Housing & Homeless (AMT)
     5.750%, 10/01/01                                       300             307
Fontana School District (MBIA)
     5.550%, 07/01/04                                       500             522
Fresno Unified School District (MBIA)
     6.050%, 08/01/11                                       500             548
Golden West Schools Financing Authority,
     Zero Coupon Bond (MBIA)
     5.000%, 02/01/12 (C)                                   535             287
Industry, Callable 07/01/02 @ 100.25 (FGIC)
     5.800%, 07/01/04                                       100             103
Jefferson High School District, San Mateo County (MBIA)
     6.250%, 02/01/14                                       300             334
La Canada Unified School District (FGIC)
     5.100%, 08/01/03                                       400             410
Los Angeles County Public Works Financing Authority,
     Capital Construction, Callable 03/01/03 @ 102
     4.800%, 03/01/04                                       400             404
Los Angeles School District,
     Callable 07/01/08 @ 102 (FGIC)
     4.900%, 07/01/09                                       300             301
Los Angeles, Series A, Callable 09/01/04 @ 102 (MBIA)
     5.800%, 09/01/07                                       250             267
Martinez County School District,
     Callable 08/01/00 @ 102
     5.750%, 08/01/05                                       150             153
Mt. Diablo Unified School District, Community Facilities
     Project, Callable 08/01/02 @ 102 (AMBAC)
     5.800%, 08/01/03                                       100             104
Oxnard School District (MBIA)
     5.000%, 08/01/05                                       600             615
Pomona Unified School District,
     Callable 08/01/01 @ 103 (MBIA)
     6.150%, 08/01/15                                       500             544
Pomona Unified School District, Series A (MBIA)
     5.450%, 02/01/06                                       250             261
     5.500%, 08/01/06                                       250             263
Puerto Rico Commonwealth (MBIA)
     6.250%, 07/01/08                                       500             545
Puerto Rico Commonwealth Public Improvements,
     Series B  (FSA)
     6.500%, 07/01/15                                     1,000           1,132

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Rio Linda School District,
     Callable 08/01/08 @ 100 (FSA)
     5.000%, 08/01/09                              $        500    $        505
Roseville High School District,
     Callable 08/01/00 @ 102
     5.750%, 08/01/02                                       100             102
San Francisco Fire Department Facility Project,
     Series C (FGIC)
     7.000%, 06/15/03                                       300             323
San Francisco Library Facilities Project,
     Series D, Callable 06/15/00 @ 102
     5.700%, 06/15/01                                       250             255
San Francisco, Public Improvements,
     Series B, Pre-refunded @ 100
     6.700%, 12/15/01 (D)                                   200             204
South Pasadena Unified School District,
     Zero Coupon Bond (FGIC
     4.900%, 11/01/12) (C)                                  740             373
Sulphur Springs Unified School District, Series B
     5.400%, 03/01/02                                       500             510
Walnut Valley School District, Series A (MBIA)
     6.800%, 02/01/07                                       250             280
     6.850%, 08/01/07                                       250             283
West Covina Redevelopment Agency, Community
     Facilities District, Special Tax Revenue
     5.125%, 09/01/05                                       300             304
                                                                   ------------
                                                                         11,123
                                                                   ------------
CERTIFICATES OF PARTICIPATION -- 18.0%
Abag Finance Authority, O'Connor Woods
     Obligated Group California
     5.250%, 11/01/05                                       500             507
Abag Finance Authority, Odd Fellows
     Home of California (CHFLI)
     4.950%, 08/15/07                                       500             498
Bakersfield Convention Center Project (MBIA) (MLO)
     5.500%, 04/01/10                                       250             260
California Statewide Community Development
     Authority, Community Hospital of Monterey
     Peninsula, Callable 08/18/08 @ 101 (MBIA)
     5.250%, 08/15/09                                       500             515
California Statewide Community Development Authority,
     Series A, Callable 08/01/03 @ 102 (CMI)
     5.200%, 08/01/04                                       200             204
Grossmont Unified High School District,
     Callable 09/01/08 @102 (MLO) (FSA)
     5.400%, 09/01/13                                       300             306
Kern County Board of Education,
     Callable 05/01/08 @ 102 (MBIA) (MLO)
     5.200%, 05/01/12                                       905             915
Los Angeles  (AMBAC)
     5.375%, 11/01/10                                       500             512
Los Angeles Community College, Energy
     Retrofit Project (AMBAC)
     5.000%, 08/15/09                                       300             303
Modesto Water Utility System
     Refinancing Project (FGIC)
     5.000%, 10/01/05                                       500             513
Oceanside Water System (AMBAC)
     5.100%, 08/01/02                                       500             509


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     5)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
Orange County Juvenile Justice Center
     Facility (AMBAC) (MLO)
     5.750%, 06/01/01                              $        100    $        102
Paradise Unified School District, Measure M Project,
     Series A, Callable 09/01/05 @ 102
      (AMBAC) (MLO)
     5.250%, 09/01/07                                       300             311
Rancho Mirage Joint Powers Finance Authority,
     Eisenhower Medical Center, Series A,
     Callable 07/01/07 @ 102 (MBIA)
     5.125%, 07/01/08                                       500             511
Riverside County Public Financing Authority,
     Air Force Village West
     5.125%, 05/15/05                                       525             511
San Diego County Water Authority,
     Callable 05/01/08 @ 101
     5.000%, 05/01/13                                       505             497
San Mateo County Board of Education,
     Callable 05/01/08 @ 101 (MLO)
     4.600%, 05/01/12                                       505             466
Tulare County Financing Project,
     Series A (MBIA) (MLO)
     5.600%, 11/15/02                                       100             103
West Covina Civic Center Project (FSA) (MLO)
     5.250%, 09/01/07                                       250             259
                                                                   ------------
                                                                          7,802
                                                                   ------------
TAX REVENUE -- 5.8%
Los Angeles County Transportation Commission,
     Series B (FGIC)
     5.875%, 07/01/02                                       250             259
     6.000%, 07/01/04                                       250             265
Orange County Transportation Authority,
     Callable 02/15/02 @ 102
     5.700%, 02/15/03                                       900             933
Santa Ana Community Redevelopment Agency,
     Tax Allocation, Series A, Pre-refunded @ 102
     6.500%, 12/15/00 (D)                                   810             839
William S. Hart Joint School Financing Authority,
     Special Tax, Callable 09/01/05 @ 102 (FSA)
     6.100%, 09/01/06                                       200             216
                                                                   ------------
                                                                          2,512
                                                                   ------------

TOTAL MUNICIPAL BONDS
     (Cost $42,176)                                                      42,688
                                                                   ------------

MONEY MARKET FUND -- 0.1%
Federated California Municipal Cash Trust                24,315              24
                                                                   ------------

TOTAL MONEY MARKET FUND
     (Cost $24)                                                              24
                                                                   ------------

TOTAL INVESTMENTS -- 98.6%
     (Cost $42,200)                                                      42,711
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.4%                                   646
                                                                   ------------

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value--
     2 billion authorized) based on
     163,196 outstanding shares                                    $      1,617
Portfolio Capital -- Class Y ($0.0001 par value--
     2 billion authorized) based on
     4,229,785 outstanding shares                                        41,385
Undistributed net investment income                                          17
Accumulated net realized loss on investments                               (173)
Net unrealized appreciation of investments                                  511
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $     43,357
                                                                   ------------
Net asset value and redemption price per share -- Class A          $       9.86

Maximum sales charge of 2.50% (E)                                          0.25
                                                                   ------------
Offering price per share -- Class A                                $      10.11
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $       9.87
                                                                   ------------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
(B) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.
(C) The rate shown is the effective yield at the time of purchase.
(D) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

ACA--American Capital Access
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CGLI--Connecticut General Life Insurance
CHFLI--California Health Facility Construction Loan Insurance
CMI--California Mortgage Insurance Program
FGIC--Financial Guaranty Insurance Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation

The accompanying notes are an integral part of the financial statements.


(6     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

CALIFORNIA TAX FREE FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 93.3%
REVENUE BONDS -- 34.8%
AUTHORITY -- 5.6%
South Bayside Waste Management Authority,
     Callable 03/01/09 @ 102 (AMBAC)
     5.750%, 03/01/20                              $        150    $        151
Los Angeles County Pension Obligation (MBIA)
     6.900%, 06/30/08                                       250             285
                                                                   ------------
                                                                            436
                                                                   ------------
BUILDING -- 2.7%
California State Public Works,
     Department of Corrections
     5.250%, 11/01/07                                       200             206
                                                                   ------------
EDUCATION -- 10.4%
California State Higher Educational Facilities Authority,
     Fresno Pacific University, Series A
     5.550%, 03/01/06                                       250             252
California State Higher Educational Facilities Authority,
     Fresno Pacific University, Series A,
     Callable 03/01/10 @ 101
     6.750%, 03/01/19                                       380             392
Golden West Schools Financing Authority,
     Series A (MBIA)
     5.750%, 02/01/14                                       150             159
                                                                   ------------
                                                                            803
                                                                   ------------
HOUSING -- 3.3%
California Housing Finance Authority, Single Family
     Mortgage, Series B (AMT) (FNMA) (GNMA)
     5.650%, 06/01/10                                       255             256
                                                                   ------------
TRANSPORTATION -- 10.8%
Long Beach Harbor Revenue,
     Callable 05/15/05 @ 102 (AMT) (MBIA)
     5.375%, 05/15/20                                       250             238
Los Angeles County Metropolitan Transportation
     Authority, Sales Tax, Series B,
     Callable 07/01/03 @ 102 (AMBAC)
     5.250%, 07/01/23                                       200             188
Los Angeles Harbor Revenue, Series B,
     Callable 11/01/06 @ 101 (AMT)
     5.250%, 11/01/08                                       300             306
Puerto Rico Commonwealth Highway & Transportation
     Authority, Series X (MBIA)
     5.500%, 07/01/15                                       100             103
                                                                   ------------
                                                                            835
                                                                   ------------
UTILITIES -- 2.0%
Los Angeles Water & Power Development Authority,
     Callable 02/15/05 @ 101
     6.100%, 02/15/17                                       150             154
                                                                   ------------

TOTAL REVENUE BONDS                                                       2,690
                                                                   ------------
GENERAL OBLIGATIONS -- 21.1%
Acalanes Unified School District, Zero Coupon Bond,
     Callable 08/01/10 @ 70.9186 (FGIC)
     6.150%, 08/01/16 (A)                                   700             273


CALIFORNIA TAX FREE FUND (CONTINUED)

DESCRIPTION                                    PAR (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
California State
     6.200%, 09/01/05                              $        305    $        329
Hanford Unified School District, Series B,
     Zero Coupon (MBIA)
     5.850%, 08/01/15 (A)                                   260             112
Jefferson High School District, San Mateo County,
     Series A (MBIA)
     6.250%, 08/01/20                                       460             503
Sacramento Unified School District, Series A,
     Callable 07/01/09 @ 102
     5.750%, 07/01/17                                       400             411
                                                                   ------------
                                                                          1,628
                                                                   ------------
CERTIFICATES OF PARTICIPATION -- 29.8%
Abag Financial Authority, Lincoln Glen Manor
     Senior Citizens, Callable 02/15/08 @ 101 (CMI)
     6.100%, 02/15/25                                       250             256
Bakersfield Convention Center Project,
     Callable 04/01/07 @ 101 (MBIA)
     5.875%, 04/01/22                                       250             253
Escondido, Series A, Callable 09/01/10 @ 101 (FGIC)
     5.625%, 09/01/20                                       300             301
Los Angeles Redevelopment  Agency,
     Baldwin Hills Public Park Project
     3.150%, 12/01/14 (B)                                   300             300
Los Angeles, Sonnenblick del Rio Senior Lien,
     Callable 11/01/10 @ 101 (AMBAC)
     6.000%, 11/01/19                                       330             338
Orange County, Series A,
     Callable 07/01/06 @ 102 (MBIA)
     5.875%, 07/01/19                                       150             153
Pacifica Public Safety Building Project,
     Callable 11/01/09 @ 102 (MBIA)
     5.350%, 11/01/13                                       150             153
     5.875%, 11/01/24                                       300             305
Ridgecrest Civic Center Project, Callable 03/01/09 @ 101
     6.250%, 03/01/21                                       250             245
                                                                   ------------
                                                                          2,304
                                                                   ------------
TAX REVENUE -- 7.6%
Grass Valley Community Redevelopment Agency,
     Tax Allocation, Callable 12/01/08 @ 102
     6.400%, 12/01/34 (C)                                   400             392
San Francisco Bay Area Transportation Authority,
     Callable 07/01/09 @ 101 (FGIC)
     5.500%, 07/01/26                                       200             195
                                                                   ------------
                                                                            587
                                                                   ------------

TOTAL MUNICIPAL BONDS
     (Cost $7,018)                                                        7,209
                                                                   ------------

MONEY MARKET FUNDS -- 9.0%
Federated California Municipal Cash Trust               350,653             351
Provident California Tax Free Money Market              346,679             347
                                                                   ------------

TOTAL MONEY MARKET FUNDS
     (Cost $698)                                                            698
                                                                   ------------

TOTAL INVESTMENTS -- 102.3%
     (Cost $7,716)                                                        7,907
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (2.3%)                                (184)
                                                                   ------------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     7)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

CALIFORNIA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value--
     2 billion authorized) based on
     433,124 outstanding shares                                    $      4,387
Portfolio Capital -- Class C ($0.0001 par value--
     2 billion authorized) based on
     119 outstanding shares                                                   1
Portfolio Capital -- Class Y ($0.0001 par value--
     2 billion authorized) based on
     313,880 outstanding shares                                           3,158
Distributions in excess of net investment income                            (14)
Net unrealized appreciation of investments                                  191
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $      7,723
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      10.34

Maximum sales charge of 2.50% (D)                                          0.27
                                                                   ------------
Offering price per share -- Class A                                $      10.61
                                                                   ------------
Net asset value price per share -- Class C (E)                     $      10.33

Maximum sales charge of 1.00% (F)                                          0.10
                                                                   ------------
Offering price per share -- Class C                                $      10.43
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      10.34
                                                                   ------------

(A) The rate shown is the effective yield at the time of purchase.
(B) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000.
(C) At March 31, 2000, the cost of securities purchased on a when issued basis was: Grass Valley Community Redevelopment Agency, $391,780.
(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CMI--California Mortgage Insurance Program
FGIC--Financial Guaranty Insurance Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association

COLORADO INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.3%
REVENUE BONDS -- 38.5%
AUTHORITY -- 1.3%
Colorado State Water Resource & Power Development
     Authority, Small Water Resources,
     Series A  (FGIC)
     5.700%, 11/01/15                              $        750    $        767
                                                                   ------------
BUILDING -- 2.9%
Aspen, Music Association Project (FSA)
     5.500%, 11/01/04                                       700             719
Jefferson County, Metropolitan Y.M.C.A. Project,
     Callable 08/01/04 @ 100
     7.500%, 08/01/08                                     1,000           1,021
                                                                   ------------
                                                                          1,740
                                                                   ------------
EDUCATION -- 5.0%
Aurora Community College Project (MLO) (CLE)
     5.750%, 10/15/04                                       500             514
Colorado Springs, The Colorado College Project
     4.750%, 06/01/07                                       500             492
     4.850%, 06/01/08                                       280             276
Colorado State Board of Agriculture,
     Fort Lewis College Project (FGIC)
     6.000%, 10/01/02                                       250             258
Colorado State Educational & Cultural Facilities Authority,
     Charter School, Callable 11/01/09 @ 100
     6.850%, 11/01/16                                       440             443
University of Northern Colorado, Auxiliary Facility
     System, Callable 06/01/07 @ 100 (MBIA)
     5.600%, 06/01/24                                     1,000             980
                                                                   ------------
                                                                          2,963
                                                                   ------------
HEALTHCARE -- 11.2%
Colorado State Health Facilities Authority, Hospital
     Improvement Project (FSA)
     5.000%, 05/15/09                                     1,000             986
Colorado State Health Facilities Authority, National
     Jewish Medical & Research Center,
     Callable 01/01/08 @ 101
     5.375%, 01/01/16                                     1,000             824
     5.375%, 01/01/23                                     1,000             782
Colorado State Health Facilities Authority, Poudre
     Valley, Series A, Callable 12/01/09 @ 100 (FSA)
     5.750%, 12/01/10                                     1,000           1,046
Colorado State Health Facilities Authority,
     Sisters of Charity (MBIA)
     5.500%, 12/01/07                                     1,000           1,024
Colorado State Health Facilities Authority,
     Steamboat Springs Health Project
     4.500%, 09/15/03                                       400             383
     4.600%, 09/15/04                                       405             382
La Junta Hospital, Arkansas Valley Medical Center Project
     5.200%, 04/01/06                                       300             284
     5.300%, 04/01/07                                       320             301
     5.400%, 04/01/08                                       335             313
     5.500%, 04/01/09                                       355             330
                                                                   ------------
                                                                          6,655
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(8     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
HOUSING -- 1.3%
Colorado State Housing Finance Authority,
     Multifamily Housing, Series A (FHA)
     5.125%, 10/01/03                              $        355    $        355
Colorado State Housing Finance Authority,
     Single Family Mortgages, Series B-1 (AMT)
     5.875%, 06/01/11                                       405             407
                                                                   ------------
                                                                            762
                                                                   ------------
INDUSTRIAL DEVELOPMENT -- 0.4%
Jefferson County Industrial Development
     Authority, May Department Stores
     6.625%, 09/01/01                                       250             256
                                                                   ------------
POLLUTION CONTROL -- 1.7%
Moffat County Pollution Control (AMBAC)
     5.500%, 11/01/05                                     1,000           1,029
                                                                   ------------
RECREATIONAL AUTHORITY -- 4.2%
Denver, Helen G. Bonfils Foundation,
     Callable 12/01/07 @ 100
     5.125%, 12/01/17                                       900             847
Hyland Hills Metropolitan Park & Recreational District,
     Series A, Callable 12/15/07 @ 101
     6.100%, 12/15/09                                       210             212
Metropolitan Football Stadium District, Series A,
     Zero Coupon Bond (MBIA)
     4.880%, 01/01/07 (A)                                 2,000           1,403
                                                                   ------------
                                                                          2,462
                                                                   ------------
TRANSPORTATION -- 2.9%
The E-470 Public Highway Authority, Series B,
     Zero Coupon Bond (MBIA)
     5.470%, 09/01/19 (A)                                   960             306
     5.520%, 09/01/22 (A)                                 1,000             264
Arapahoe County, Highway Improvement Trust Fund,
     Pre-refunded @ 103
     7.000%, 12/31/05 (B)                                 1,000           1,123
                                                                   ------------
                                                                          1,693
                                                                   ------------
UTILITIES -- 7.6%
Arapahoe County Water & Wastewater Authority
     5.550%, 12/01/06                                       140             138
     5.650%, 12/01/07                                       150             148
     5.750%, 12/01/08                                       160             159
Arapahoe County Water & Wastewater Authority,
     Callable 12/01/09 @ 100
     6.000%, 12/01/11                                       185             185
Colorado Springs Utilities, Callable 11/15/01 @ 102
     6.500%, 11/15/15                                     1,495           1,563
     6.625%, 11/15/04                                     1,000           1,047
Colorado State Water Resource & Power Development
     Authority, Callable 09/01/02 @ 101 (FSA)
     5.900%, 09/01/03                                       250             259
Westminster Water & Wastewater Utility Enterprise,
     Callable 10/01/04 @ 100 (AMBAC)
     5.800%, 12/01/05                                     1,000           1,037
                                                                   ------------
                                                                          4,536
                                                                   ------------

TOTAL REVENUE BONDS                                                      22,863
                                                                   ------------

COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                         PAR (000)        VALUE (000)
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 36.7%
Adams & Arapahoe Counties Joint School
     District #28-J, Callable 12/01/06 @ 102
     (FGIC) (STAID)
     5.750%, 12/01/07                              $      1,000    $      1,049
Adams County School District #12,
     Callable 12/15/03 @ 100 (FGIC)
     6.200%, 12/15/08                                       455             474
Boulder Valley School District #RE-2,
     Pre-refunded @ 101 (STAID)
     5.950%, 12/04/04 (B)                                 1,000           1,053
Brighton, Callable 12/01/01 @ 101 (MBIA)
     6.350%, 12/01/05                                        95              98
Douglas & Elbert Counties, School District #1,
     Pre-refunded @ 101 (MBIA) (STAID)
     6.400%, 12/15/04 (B)                                 1,000           1,073
Eagle, Garfield & Routt Counties, School District #50-J,
     Callable 12/01/04 @ 102 (FGIC) (STAID)
     6.125%, 12/01/09                                     1,290           1,380
Elbert County School District #C-1, Elizabeth (STAID)
     5.150%, 12/01/08                                       500             502
El Paso County School District #2, Harrison (STAID)
     7.050%, 12/01/04                                     1,000           1,088
El Paso County School District #3, Widefield,
     Zero Coupon Bond (MBIA)
     4.700%, 12/15/09 (A)                                   500             293
El Paso County School District #20, Series A (STAID)
     6.100%, 12/15/05                                       500             529
El Paso County School District #49, Falcon,
     Series A (FSA) (STAID)
     6.000%, 12/01/09                                     1,000           1,056
Fort Collins, Callable 12/01/02 @ 101
     6.400%, 12/01/09                                       575             603
Garfield, Pitkin, & Eagle Counties, School
     District #1 (MBIA)
     6.000%, 12/15/04                                     1,000           1,049
Jefferson County School District #R-1,
     Pre-refunded @ 101 (AMBAC) (STAID)
     5.900%, 12/15/02 (B)                                 1,045           1,085
La Plata County School District #9-R, Durango,
     Pre-refunded @ 101 (FGIC)
     6.200%, 11/01/02 (B)                                   835             873
La Plata County School District #9-R, Durango,
     Callable 11/01/02 @ 101 (FGIC) (STAID)
     6.200%, 11/01/05                                       165             172
Larimer County School District #R-1, Poudre (STAID)
     5.400%, 12/15/04                                       750             764
     5.500%, 12/15/07                                       500             516
Larimer, Weld & Boulder Counties, School District #R-2,
     Thompson, Callable 12/15/04 @ 100 (STAID)
     5.900%, 12/15/06                                     1,000           1,039
South Suburban Park & Recreation District,
     Zero Coupon Bond (MBIA)
     6.000%, 12/15/01 (A)                                 1,000             924
Stonegate Village Metropolitan District,
     Pre-refunded @ 100  (FGIC)
     6.300%, 12/01/02 (B)                                   500             520
Summit County School District #R-1,
     Pre-refunded @ 100
     6.450%, 12/01/04 (B)                                 1,250           1,333


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     9)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Thornton (FGIC)
     5.600%, 12/01/02                              $      1,000    $      1,024
Thornton, Callable 12/01/02 @ 101 (FGIC)
     5.650%, 12/01/03                                     1,000           1,031
Weld County School District #6, Greeley,
     Callable 12/01/07 @ 101 (STAID)
     5.000%, 12/01/08                                     1,000           1,001
Westglenn Metropolitan District,
     Callable 12/01/09 @ 100
     6.000%, 12/01/14                                     1,220           1,206
                                                                   ------------
                                                                         21,735
                                                                   ------------
CERTIFICATES OF PARTICIPATION -- 10.7%
Adams County, Lease Purchase,
     Callable 12/01/09 @ 100 (MLO) (AMBAC)
     5.200%, 12/01/12                                       825             819
Aurora, Callable 12/01/04 @ 101 (MLO)
     6.000%, 12/01/06                                     1,000           1,004
Englewood Civic Center Project,
     Callable 12/01/08 @ 100 (MLO) MBIA)
     4.900%, 06/01/13                                       585             552
Garfield County Building,
     Callable 12/01/09 @ 101 (MLO) (AMBAC)
     5.300%, 12/01/11                                       400             403
Garfield County Building (MLO) (AMBAC)
     5.750%, 12/01/09                                       400             421
Regional Transportation District, Transit Vehicles
     Project, Series A (AMBAC) (MLO)
     4.200%, 06/01/09                                     1,300           1,182
Regional Transportation District, Transit Vehicles Project,
     Series A, Callable 06/01/09 @ 101 (AMBAC)
     5.000%, 06/01/10                                     1,000             985
Westminster Recreation Facilities,
     Callable 09/01/09 @ 101(MLO) (MBIA)
     5.200%, 09/01/10                                     1,000           1,001
                                                                   ------------
                                                                          6,367
                                                                   ------------
TAX REVENUE -- 11.4%
Boulder County Sales & Use Tax (FGIC)
     5.750%, 12/15/05                                     1,000           1,043
Boulder County Sales & Use Tax, Series B (FGIC)
     5.500%, 12/15/08                                       500             517
Denver City & County Excise Tax, Series A (FSA)
     5.250%, 09/01/09                                     1,000           1,014
Longmont Sales & Use Tax, Callable 11/15/10 @ 100
     5.500%, 11/15/15                                       500             504
Metropolitan Football Stadium District, Series B,
     Zero Coupon Bond (MBIA)
     4.970%, 01/01/06 (A)                                 1,500           1,112
Regional Transportation District
     5.750%, 11/01/01                                     1,500           1,529
Westminster Sales & Use Tax, Series A,
     Callable 12/01/07 @ 101 (FGIC)
     5.250%, 12/01/11                                       500             503
Westminster Sales & Use Tax, Series B (FGIC)
     6.250%, 12/01/05                                       500             533
                                                                   ------------
                                                                          6,755
                                                                   ------------
COLORADO INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
     (Cost $57,533)                                                $     57,720
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 0.5%
First American Tax Free Obligations Fund (C)            266,860             267
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $267)                                                            267
                                                                   ------------

TOTAL INVESTMENTS -- 97.8%
     (Cost $57,800)                                                      57,987
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 2.2%                                 1,316
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value--
     2 billion authorized) based on
     466,599 outstanding shares                                           4,840
Portfolio Capital -- Class Y ($.0.0001 par value--
     2 billion authorized) based on
     5,367,270 outstanding shares                                        54,428
Undistributed net investment income                                          38
Accumulated net realized loss on investments                               (190)
Net unrealized appreciation of investments                                  187
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $     59,303
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      10.19

Maximum sales charge of 2.50% (D)                                          0.26
                                                                   ------------
Offering price per share -- Class A                                $      10.45
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      10.16
                                                                   ------------

(A) The rate shown is the effective yield at the time of purchase.
(B) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(C) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this fund. See also the notes to the financial statements
(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CLE--Connie Lee
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Association
STAID--State Aid Withholding

The accompanying notes are an integral part of the financial statements.


(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

COLORADO TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.6%
REVENUE BONDS -- 39.4%
AUTHORITY -- 2.8%
Colorado State Water Resource & Power
     Development Authority, Series A,
     Callable 11/01/10 @ 100 (FGIC)
     5.700%, 11/01/15                              $        250    $        256
                                                                   ------------
EDUCATION -- 5.4%
Colorado State Educational & Cultural Facilities
     Authority, Ave Marie School Project,
     Callable 12/01/10 @ 100
     6.000%, 12/01/16                                       200             204
Colorado State Educational & Cultural Facilities
     Authority, Charter School,
     Callable 11/01/09 @ 100
     6.850%, 11/01/16                                       100             101
Colorado State Board of Agriculture, Auxiliary Facility
     System,  Callable 3/01/07 @101 (AMBAC)
     5.125%, 03/01/17                                       200             189
                                                                   ------------
                                                                            494
                                                                   ------------
HEALTH CARE -- 3.8%
Colorado State Health Facilities Authority, Vail Valley
     Medical Center, Series A, Callable 01/15/05 @ 101
     6.500%, 01/15/13                                       250             258
La Junta, Ark Valley Medical Center,
     Callable 04/01/09 @ 101
     6.100%, 04/01/24                                       100              86
                                                                   ------------
                                                                            344
                                                                   ------------
HOUSING -- 3.6%
Colorado State Housing Finance Authority, Single
     Family Housing, Series A-2,
     Callable 10/01/09 @ 105 (AMT)
     7.450%, 10/01/16                                       100             110
Colorado State Housing Finance Authority,
     Single Family Mortgage, Series B-2,
     Callable 04/01/10 @ 105 (AMT)
     7.100%, 04/01/17 (A)                                   200             217
                                                                   ------------
                                                                            327
                                                                   ------------
RECREATIONAL AUTHORITY -- 3.3%
Hyland Hills, Metropolitan Park & Recreational District,
     Series A, Callable 12/15/07 @ 101
     6.100%, 12/15/09                                       200             202
Denver, Helen G. Bonfils Foundation, Series B,
     Callable 12/01/07 @ 100
     5.125%, 12/01/17                                       100              94
                                                                   ------------
                                                                            296
                                                                   ------------
TRANSPORTATION -- 7.2%
Denver City & County Airport, Series E,
     Callable 11/15/07 @ 101 (MBIA)
     5.250%, 11/15/23                                       500             463
The E-470 Public State Authority, Series A,
     Callable 09/01/07 @ 101 (MBIA)
     5.000%, 09/01/16                                       200             187
                                                                   ------------
                                                                            650
                                                                   ------------
COLORADO TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
UTILITIES -- 13.3%
Platte River Power Authority, Series DD,
     Callable 06/01/07 @ 102 (MBIA)
     5.375%, 06/01/17                              $        500    $        490
Pueblo County Board of Waterworks,
     Callable 11/01/10 @ 100 (FSA)
     5.875%, 11/01/18                                       305             312
Widefield Water & Sanitary District, Series A,
     Callable 12/01/07 @ 102 (MBIA)
     5.700%, 12/01/16                                       400             406
                                                                   ------------
                                                                          1,208
                                                                   ------------

TOTAL REVENUE BONDS                                                       3,575
                                                                   ------------
GENERAL OBLIGATIONS -- 32.0%
Arapahoe County School District #5,
     Cherry Creek,  (STAID)
     5.500%, 12/15/19                                       250             246
Clear Creek School District #1,
     Callable 12/01/10 @ 100 (STAID)
     5.750%, 12/01/17                                       375             381
Denver City & County School District #1,
     Callable 12/01/09 @ 101 (FGIC)
     5.375%, 12/01/15                                       400             398
Denver Metropolitan District, Series B,
     Callable 12/01/05 @ 102
     5.700%, 12/01/17                                       100              92
El Paso County School District #38,
     Callable 12/01/10 @ 100 (STAID)
     6.000%, 12/01/24                                       250             256
     6.375%, 12/01/18                                       200             214
El Paso County School District #49, Falcon,
     Series A, Callable 12/01/09 @ 105 (STAID)
     6.000%, 12/01/18                                       200             210
El Paso County, Series D, Zero Coupon Bond,
     (AMT) (FSA)
     6.000%, 07/01/11 (B)                                   400             215
Highlands Ranch Metropolitan District #2,
     Callable 06/15/06  @ 101 (FSA)
     5.000%, 06/15/16                                       200             187
Metex Metropolitan District, Series A,
     Callable 12/01/07 @ 101 (MBIA)
     5.800%, 12/01/16                                       200             204
Mountain Village Metropolitan District,
     Callable 12/01/07 @ 101 (MBIA)
     5.200%, 12/01/17                                       200             191
Pueblo County School District #70,
     Callable 12/01/09 @ 100 (FGIC)
     6.000%, 12/01/18                                       100             103
Puerto Rico Commonwealth, Public Improvements,
     Callable 07/01/05 @ 101
     6.000%, 07/01/29                                       200             202
                                                                   ------------
                                                                          2,899
                                                                   ------------
CERTIFICATES OF PARTICIPATION -- 12.7%
Foothills Park, Colorado Administration
     Building & Community Center,
     Callable 12/01/09 @ 100 (MBIA)
     5.600%, 12/01/15                                       300             304
Fremont County Lease Revenue,
     Callable 12/15/07 101 (MBIA) (MLO)
     5.300%, 12/15/17                                       250             242


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     11)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                    PAR (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
Garfield County, Callable 12/01/09 @ 101 (AMBAC)
     5.750%, 12/01/19                              $        300    $        302
Larimer County School District #R-1,
     Callable 12/01/07 @ 101 (MBIA)
     5.650%, 12/01/16                                       300             303
                                                                   ------------
                                                                          1,151
                                                                   ------------
TAX REVENUE -- 13.5%
Boulder County Sales & Use Tax, Series A,
     Callable 12/15/09 @ 101 (FGIC)
     5.800%, 12/15/16                                       695             712
     6.000%, 12/15/19                                       200             205
Longmont, Sales & Use Tax,
     Callable 11/15/10 @ 100
     5.700%, 11/15/18                                       300             304
                                                                   ------------
                                                                          1,221
                                                                   ------------

TOTAL MUNICIPAL BONDS
     (Cost $8,619)                                                        8,846
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 2.9%
First American Tax Free Obligations Fund (C)            266,696             267
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $267)                                                            267
                                                                   ------------

TOTAL INVESTMENTS -- 100.5%
     (Cost $8,886)                                                        9,113
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.5%)                                 (44)
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value--
     2 billion authorized) based on
     645,768 outstanding shares                                           6,500
Portfolio Capital -- Class C ($0.0001 par value--
     2 billion authorized) based on
     118 outstanding shares                                                   1
Portfolio Capital -- Class Y ($0.0001 par value--
     2 billion authorized) based on
     236,720 outstanding shares                                           2,355
Distributions in excess of net investment income                             (9)
Accumulated net realized loss on investments                                 (5)
Net unrealized appreciation of investments                                  227
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $      9,069
                                                                   ------------

COLORADO TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------
Net asset value and redemption price per share -- Class A          $      10.27

Maximum sales charge of 2.50% (D)                                          0.26
                                                                   ------------
Offering price per share -- Class A                                $      10.53
                                                                   ------------
Net asset value and redemption price per
     share -- Class C (E)                                          $      10.27

Maximum sales charge of 1.00% (F)                                          0.10
                                                                   ------------
Offering price per share -- Class C                                $      10.37
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      10.28
                                                                   ------------

(A) At March 31, 2000, the cost of securities purchased on a when issued basis was: Colorado State Housing Finance Authority, $217,000.
(B) The rate shown is the effective yield at time of purchase.
(C) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
STAID--State Aid Withholding

The accompanying notes are an integral part of the financial statements.


(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.6%
ALABAMA -- 1.7%
Alabama State Docks Department (RB) (MBIA)
     5.250%, 10/01/10                              $      3,000    $      3,024
Jefferson County Sewer, Series A (RB) (FGIC)
     5.375%, 02/01/06                                     1,500           1,530
Montgomery, Baptist Health Special Care (RB) (MBIA)
     4.000%, 11/15/03                                     1,640           1,577
     4.100%, 11/15/05                                       500             467
                                                                   ------------
                                                                          6,598
                                                                   ------------
ALASKA -- 3.2%
Alaska State Housing Finance Corporation (RB) (MBIA)
     4.950%, 12/01/02                                       695             696
Alaska State Housing Finance Corporation (RB)
     5.900%, 12/01/04                                       700             724
Alaska State Housing Finance Corporation (RB) (MBIA)
     5.350%, 06/01/06                                       695             698
Alaska State Housing Finance Corporation,
     Callable 06/01/04 @ 102 (RB)
     5.400%, 12/01/23                                     3,000           2,816
Alaska State Housing Finance Corporation,
     Callable 12/01/05 @ 102 (RB) (MBIA)
     5.400%, 12/01/08                                     2,000           2,012
Alaska State Industrial Development & Export
     Authority, Callable 04/01/03 @ 102 (RB)
     5.950%, 04/01/06                                       865             885
Alaska State International Airports, Series A
     (RB) (AMT) (AMBAC)
     4.250%, 10/01/06                                     2,000           1,840
Anchorage (GO) (FGIC)
     6.000%, 10/01/06                                     2,250           2,370
Anchorage, Electric Utility (RB) (MBIA)
     5.500%, 12/01/02                                       700             713
                                                                   ------------
                                                                         12,754
                                                                   ------------
ARIZONA -- 3.9%
Arizona State Transportation Board, Highway Project,
     Pre-refunded @ 101 (RB)
     6.900%, 07/01/00 (A)                                   300             305
Maricopa County School District #11, Peoria, Series A,
     Callable 07/01/07 @ 101 (GO) (AMBAC)
     5.000%, 07/01/10                                     2,000           1,976
Maricopa County School District #69,
     Paradise Valley (GO) (MBIA)
     5.300%, 07/01/11                                     1,000           1,015
Maricopa County School District #80, Chandler,
     Series D (GO) (AMBAC)
     4.600%, 07/01/05                                     4,000           3,923
Maricopa County School District #97, Deer Valley,
     Series D, Callable 07/01/07 @ 100 (GO) (FGIC)
     4.900%, 07/01/10                                     4,500           4,400
Phoenix, Series A (GO)
     5.550%, 07/01/09                                     1,000           1,042
Pima County (GO)
     6.000%, 07/01/02                                       800             823
Tempe Unified School District #213,
     Series C (GO) (MBIA)
     4.000%, 07/01/12                                     2,060           1,787
                                                                   ------------
                                                                         15,271
                                                                   ------------

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
CALIFORNIA -- 2.4%
Azusa Redevelopment Agency, Single Family Mortgages,
     Series A, Escrowed To Maturity (RB) (FNMA)
     6.400%, 10/01/02                              $      1,000    $      1,047
Bakersfield Convention Center Expansion Project,
     Callable 04/01/07 @ 101 (COP) (MLO) (MBIA)
     5.400%, 04/01/09                                     1,000           1,037
Mountain View Los Altos School District, Series B,
     Callable 05/01/07 @ 102 (GO)
     6.500%, 05/01/17                                     2,000           2,171
Orange County Transportation Authority,
     Callable 02/15/02 @ 102 (RB)
     5.700%, 02/15/03                                       200             207
     5.750%, 02/15/04                                     1,000           1,042
San Jose Airport, Callable 03/01/03 @ 102 (RB) (MBIA)
     6.100%, 03/01/06                                     1,000           1,057
Tri-City Hospital District, Series B (RB) (MBIA)
     5.750%, 02/15/03                                     2,870           2,971
                                                                   ------------
                                                                          9,532
                                                                   ------------
COLORADO -- 2.6%
Boulder, Larimer, & Weld Counties School District #R-1,
     Vrain Valley, Callable 12/15/04 @ 100 (GO) (MBIA)
     5.600%, 12/15/05                                     1,000           1,027
Colorado State Health Facilities Authority, Zero
     Coupon Bond, Escrowed to Maturity (RB)
     5.500%, 07/15/20 (B)                                10,000           2,642
Colorado State Housing Finance Authority,
     Series A-2, Callable 05/01/06 @ 105 (RB)
     7.150%, 11/01/14                                     1,180           1,238
Greenwood Metropolitan District, Arapahoe County,
     Callable 12/01/02 @ 100 (RB) (FSA)
     7.300%, 12/01/06                                     2,000           2,123
Greenwood South Metropolitan District, Arapahoe
     County, Callable 12/01/02 @ 100 (RB) (MBIA)
     7.250%, 12/01/06                                     1,500           1,590
Jefferson County, Callable 12/01/04 @ 100
     (COP) (MLO) (MBIA)
     6.650%, 12/01/08                                       500             531
University of Colorado, Callable 05/02/00 @ 100 (RB)
     7.625%, 06/01/06                                        25              25
Westminster Water & Waste Water Utility Improvements,
     Callable 12/01/04 @ 100 (RB) (AMBAC)
     6.000%, 12/01/09                                     1,000           1,042
                                                                   ------------
                                                                         10,218
                                                                   ------------
CONNECTICUT -- 1.0%
Connecticut State Special Tax Obligation,
     Transportation Infrastructure, Series A,
     Callable 09/01/03 @ 102 (GO)
     5.125%, 09/01/05                                     4,000           4,042
                                                                   ------------
DELAWARE -- 1.0%
Delaware State, Callable 04/01/01 @ 102 (GO)
     6.350%, 04/01/03                                     1,000           1,038
Delaware Transportation Authority,
     Callable 07/01/00 @ 100 (RB)
     7.500%, 07/01/02                                     1,000           1,008
New Castle County, Callable 10/01/03 @ 102 (GO)
     5.300%, 10/01/05                                     2,000           2,037
                                                                   ------------
                                                                          4,083
                                                                   ------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     13)

STATMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.1%
District of Columbia, Callable 06/01/00 @ 102
     (GO) (MBIA)
     6.300%, 06/01/01                              $        425    $        433
District of Columbia, Series A, Pre-refunded @ 102
     (GO)
     6.300%, 06/01/00 (A)                                    75              77
                                                                   ------------
                                                                            510
                                                                   ------------
FLORIDA -- 0.8%
Jacksonville Health Facilities Authority, Charity
     Obligation Group, Series C (RB)
     4.625%, 08/15/05                                        75              74
Lee County Industrial Development Authority, Shell Point
     Village Health Project, Series A (RB)
     5.500%, 11/15/08                                     1,000             924
Leon County (RB) (AMBAC)
     5.250%, 10/01/07                                     2,005           2,045
                                                                   ------------
                                                                          3,043
                                                                   ------------
HAWAII -- 1.3%
Hawaii County, Series A, Pre-refunded @ 101
     (RB) (FGIC)
     7.100%, 06/01/00 (A)                                 1,000           1,015
Hawaii State, Series CO (GO) (FGIC)
     6.000%, 03/01/05                                     3,000           3,137
Honolulu, Waste Water Systems, Zero Coupon Bond
     (RB) (FGIC)
     4.950%, 07/01/14 (B)                                 2,500           1,107
                                                                   ------------
                                                                          5,259
                                                                   ------------
IDAHO -- 0.9%
Ada & Canyon Counties, Joint School District #2,
     Pre-refunded @ 101 (GO)
     5.500%, 07/30/05 (A)                                 1,000           1,035
     5.500%, 07/30/05 (A)                                 1,000           1,035
Boise State University Refunding & Improvements,
     Callable 04/01/08 @ 101 (RB) (FSA)
     5.000%, 04/01/12                                     1,225           1,194
Idaho State Health Facilities Authority, Hospital
     Health Systems (RB) (MBIA)
     5.000%, 12/01/09                                       255             249
                                                                   ------------
                                                                          3,513
                                                                   ------------
ILLINOIS -- 13.0%
Chicago Water, Zero Coupon Bond (RB) (FGIC)
     6.780%, 11/01/08 (B)                                 5,150           3,268
     7.120%, 11/01/09 (B)                                 6,450           3,863
     7.560%, 11/01/10 (B)                                 3,980           2,251
Chicago, Illinois City Colleges, Zero Coupon Bond
     (GO) (FGIC)
     5.900%, 01/01/15 (B)                                10,000           4,340
Chicago, Illinois Park District Parking Facilities
     Authority (RB) (ACA)
     5.500%, 01/01/08                                     3,585           3,600


INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Chicago, Midway Airport, Series C (RB) (MBIA)
     5.500%, 01/01/14                              $      1,300    $      1,305
Chicago, O' Hare Airport Project, Series B (RB) (AMT)
     5.200%, 04/01/11                                     1,000             904
Chicago, Public Commerce Building,
     Series C (GO) (FGIC)
     5.500%, 02/01/06                                     1,000           1,022
Chicago, Series A (GO) (FGIC)
     5.250%, 01/01/11                                     3,975           3,955
Chicago, Single Family Mortgages, Series A,
     Callable 03/01/06 @ 103
     (RB) (AMT) (GNMA/FNMA/FHLMC)
     5.250%, 03/01/13                                       255             247
Cook County (RB) (MBIA)
     7.250%, 11/01/07                                     2,000           2,264
Cook County Community Unit School District #401,
     Elkwood Park, Zero Coupon Bond (GO) (FSA)
     7.250%, 12/01/11 (B)                                 3,625           1,923
De Kalb, Single Family Mortgages,
     Series A (RB) (AMT) (GNMA)
     7.000%, 12/01/01                                       255             258
Greenville Educational Facilities,
      Greenville College Project (RB)
     4.750%, 06/01/07                                     1,105           1,011
Illinois State (GO)
     5.000%, 06/01/03                                     1,000           1,005
Illinois State, Callable 06/01/09 @ 101 (GO) (FGIC)
     5.375%, 06/01/10                                     2,000           2,041
Illinois State Educational Facilities Authority,
     Northwestern University,
     Mandatory Put @ 100 (RB)
     4.950%, 11/01/08 (C)                                 2,050           2,019
Illinois State Educational Facilities Authority,
     The Art Institute of Chicago,
     Mandatory Put @ 100 (RB)
     4.700%, 03/01/06 (C)                                 4,500           4,391
Illinois State Health Facilities Authority, Alexian
     Brothers Health System (RB) (FSA)
     5.000%, 01/01/06                                     2,000           1,981
Illinois State Sales Tax, Series S (RB)
     5.000%, 06/15/09                                     2,500           2,480
     5.100%, 06/15/10                                     2,000           1,988
Melrose Park Water, Callable 07/01/08 @ 100
     (RB) (MBIA)
     4.700%, 07/01/09                                     1,725           1,646
Metropolitan Pier & Exposition Authority, McCormick
     Place Expansion Project, Series A,
     Callable 12/15/09 @ 101 (RB) (FGIC)
     5.550%, 12/15/11                                     1,000           1,030
Winnebago County School District #122,
     Harlem-Loves Park, Zero Coupon Bond
     (GO) (FSA)
     5.090%, 01/01/09 (B)                                 1,990           1,246
     5.200%, 01/01/17 (B)                                 3,000           1,135
                                                                   ------------
                                                                         51,173
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
INDIANA -- 1.1%
Indiana State Educational Facilities Authority,
     St. Joseph's College Project,
     Callable 10/01/09 @ 102 (GO)
     6.600%, 10/01/14                              $      1,410    $      1,417
Indiana State Educational Facilities Authority,
     St. Joseph's College 1999 Project (GO)
     6.100%, 10/01/09                                     1,660           1,665
Indiana State Housing Finance Authority,
     Callable 07/01/05 @ 102 (RB)
     6.150%, 07/01/17                                     1,195           1,202
                                                                   ------------
                                                                          4,284
                                                                   ------------
IOWA -- 0.9%
Salix Pollution Control, Interstate Power Company,
     Mandatory Put @ 100 (RB)
     4.200%, 01/01/04 (C)                                 3,700           3,700
                                                                   ------------
KANSAS -- 0.9%
Sedgwick & Shawnee Counties, Single Family
     Mortgages, Series A-2 (RB) (GNMA)
     6.700%, 06/01/29                                     2,260           2,483
Sedgwick County School District #267 (GO) (AMBAC)
     5.250%, 11/01/12                                     1,045           1,046
                                                                   ------------
                                                                          3,529
                                                                   ------------
LOUISIANA -- 0.7%
Jefferson County, Mandatory Put @ 100
     (GO) (FGIC)
     6.150%, 09/01/03 (C)                                 2,500           2,569
                                                                   ------------
MAINE -- 0.2%
Maine State Housing Authority, Series A,
     Callable 02/01/04 @ 102 (RB)
     5.650%, 11/15/20                                     1,000             962
                                                                   ------------
MARYLAND -- 1.0%
Maryland State & Local Facilities Project, Series Z,
     Callable 06/01/06 @ 100 (GO)
     5.400%, 06/01/07                                     1,000           1,027
Montgomery County, Callable 04/01/06 @ 102 (GO)
     5.125%, 04/01/08                                     3,000           3,038
                                                                   ------------
                                                                          4,065
                                                                   ------------
MASSACHUSETTS -- 3.6%
Massachusetts Bay Transportation Authority (GO) (RB)
     6.250%, 03/01/12                                     1,875           2,052
Massachusetts Bay Transportation Authority,
     General Transportation System Project,
     Series C (RB) (FGIC)
     5.750%, 03/01/10                                     2,100           2,205
Massachusetts Commonwealth, Special Obligation,
     Series A (RB)
     5.500%, 06/01/13                                     1,000           1,023
Massachusetts State Health & Educational Facilities
     Authority, Partners Healthcare System,
     Series A (RB) (MBIA)
     5.100%, 07/01/10                                     3,000           2,932

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Massachusetts State Housing Finance Agency (RB)
     5.350%, 12/01/02                              $        495    $        498
     6.300%, 10/01/13                                     1,000           1,024
Massachusetts State, Series C (GO)
     5.250%, 09/01/06                                     2,500           2,545
     5.250%, 08/01/08                                     2,000           2,031
                                                                   ------------
                                                                         14,310
                                                                   ------------
MICHIGAN -- 4.4%
Detroit (GO) (AMT) (FSA)
     5.750%, 04/01/09                                     1,255           1,294
Dexter Community Schools,
     Callable 05/01/08 @ 100 (GO) (FGIC)
     4.700%, 05/01/09                                     2,500           2,403
Jackson County Hospital Finance Authority,
     Series A (RB) (AMBAC)
     5.000%, 06/01/09                                     1,000             976
Michigan State Building Authority,
     Callable 10/01/06 @ 102 (RB) (AMBAC)
     5.050%, 10/01/09                                       545             542
Michigan State Hospital Finance Authority,
     Ascension Health Credit, Series A,
     Mandatory Put @ 100 (RB)
     5.200%, 11/15/05 (C)                                 3,000           2,988
Michigan State Housing Development Authority,
     Callable 07/15/04 @ 102 (RB) (FNMA)
     5.125%, 07/15/08                                     1,980           1,958
Oakland University, Callable 05/15/07 @ 100
     (RB) (MBIA)
     5.600%, 05/15/10                                     1,000           1,026
Walled Lake Consolidated School District,
     Callable 05/01/07 @ 100 (GO) (MBIA)
     5.300%, 05/01/08                                     1,000           1,014
Wayne Charter County Airport,
     Callable 12/01/08 @ 101 (RB) (AMT) (MBIA)
     5.250%, 12/01/09                                     5,000           4,992
                                                                   ------------
                                                                         17,193
                                                                   ------------
MINNESOTA -- 4.2%
Anoka County, Resource Recovery,
     Northern States Power (RB)
     4.350%, 12/01/04                                     2,200           2,116
Bloomington Port Authority, Mall of America Project,
     Series A, Callable 02/01/04 @ 100 (RB) (FSA)
     5.450%, 02/01/09                                       670             675
Minneapolis, St. Paul Metropolitan Council Metropolitan
     Area Transit, Series A (GO)
     5.000%, 02/01/07                                     1,275           1,281
Minneapolis & St. Paul Housing & Redevelopment
     Authority, Pre-refunded @ 102 (RB) (MBIA)
     7.400%, 08/15/00 (A)                                   600             619
Minneapolis & St. Paul, Met Airports Commission,
     Series B, Callable 01/01/08 @ 101
     (RB) (AMT) (AMBAC)
     5.375%, 01/01/10                                     3,000           3,024
Minneapolis, Hennepin Avenue Project, Series C (GO)
     6.200%, 03/01/02                                       800             822


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       15)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Northern Minnesota Municipal Power Agency,
     Series A, Pre-refunded @ 102
      (RB) (AMBAC)
     5.700%, 01/01/03 (A)                          $      2,500    $      2,604
Robbinsdale, Minnesota Independent School
     District #281 (GO) (MSDCEP)
     5.000%, 02/01/09 (D)                                 1,250           1,245
     5.250%, 02/01/12 (D)                                 1,435           1,438
St. Paul Housing & Redevelopment Authority,
     Callable 08/01/06 @ 102.5 (RB) (AMBAC)
     6.450%, 02/01/08                                     1,240           1,351
     6.450%, 08/01/08                                     1,275           1,394
                                                                   ------------
                                                                         16,569
                                                                   ------------
MISSOURI -- 1.1%
Kansas City School District,
     Callable 02/01/01 @ 102 (RB) (MLO) (FGIC)
     6.400%, 02/01/02                                     2,000           2,059
The 210 Highway Transportation Development
     District, Series A (RB) (MERC)
     4.800%, 07/15/06                                     2,375           2,299
                                                                   ------------
                                                                          4,358
                                                                   ------------
NEBRASKA -- 7.8%
Buffalo County Hospital Authority #1,
     Escrowed To Maturity (RB)
     6.375%, 11/01/03                                       100             103
Douglas County Hospital Authority #1 (RB) (AMBAC)
     4.600%, 09/01/04                                     1,255           1,227
     4.800%, 09/01/08                                     1,500           1,442
     4.900%, 09/01/09                                     1,500           1,447
Douglas County Hospital Authority #2,
     Pre-refunded @ 102 (RB)
     7.250%, 11/01/01 (A)                                 5,000           5,289
Douglas County School District #17, Millard, Series A,
     Callable 05/16/00 @ 101 (GO) (MBIA)
     5.050%, 05/15/01                                       750             751
Douglas County School District #17, Millard,
     Series B (GO) (MBIA)
     5.000%, 05/15/00                                       500             501
Douglas County, Nebraska Zoo Facility Revenue,
     Callable 09/01/09 @ 100 (RB)
     5.650%, 09/01/11                                     1,000           1,012
Lincoln Electric System, Series A (RB)
     5.000%, 09/01/00                                       500             502
Municipal Energy Agency of Nebraska,
     Series A (RB) (AMBAC)
     5.450%, 04/01/02                                       750             761
Municipal Energy Agency of Nebraska, Series A,
     Callable 04/01/02 @ 102 (RB) (AMBAC)
     5.600%, 04/01/03                                       750             767
Nebraska Educational Finance Authority,
     Concordia University Project,
     Callable 12/15/08 @ 100 (RB)
     5.250%, 12/15/15                                     2,270           2,030
Nebraska Educational Finance Authority,
     Creighton University Project,
     Callable 01/01/06 @ 101 (RB) (AMBAC)
     5.600%, 01/01/07                                     2,500           2,578

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Nebraska Educational Telecommunication Commission,
     Leasing Project, Series 2000 (RB)
     6.000%, 02/01/06                              $      2,025    $      2,113
Nebraska Investment Finance Authority, Catholic
     Health Initiatives, Series A,
     Callable 12/01/07 @ 101 (RB)
     5.000%, 12/01/09                                       900             861
Nebraska Public Power District, Electric
     Systems, Series A (RB)
     5.500%, 01/01/01                                       500             505
Nebraska Public Power District, Power Supply
     Systems, Series A (RB) (MBIA)
     6.000%, 01/01/04                                     1,385           1,439
Nebraska Public Power District, Power Supply Systems,
     Series B, Pre-refunded @ 100 (RB) (MBIA)
     4.900%, 01/01/03 (A)                                 1,500           1,500
Omaha, Pre-refunded @ 102 (GO)
     5.900%, 09/01/01 (A)                                   500             519
Omaha Northwest Library Facilities Corporation,
     Callable 08/15/07 @ 102 (RB) (MLO)
     5.250%, 08/15/12                                     2,475           2,470
Omaha Public Power District, Series B (RB)
     5.000%, 02/01/03                                     1,000           1,006
Omaha Sewer Systems (RB)
     5.200%, 01/15/02                                     1,000           1,009
Ravenna Industrial Development, Cargill Project (RB)
     5.000%, 09/01/00                                       810             812
                                                                   ------------
                                                                         30,644
                                                                   ------------
NEVADA -- 0.5%
Clark County School District, Building & Renovation,
     Series B, Callable 06/15/07 @ 101 (GO) (FGIC)
     5.750%, 06/15/08                                     1,000           1,044
Washoe County School District,
     Callable 08/01/02 @ 101 (GO) (MBIA)
     5.700%, 08/01/03                                     1,000           1,027
                                                                   ------------
                                                                          2,071
                                                                   ------------
NEW JERSEY -- 1.0%
New Jersey State (GO)
     5.900%, 08/01/02                                     1,000           1,029
New Jersey State Transportation Trust Fund Authority,
     Series A (RB)
     5.500%, 06/15/08                                     2,000           2,061
New Jersey State Turnpike Authority, Series A,
     Callable 01/01/01 @ 102 (RB) (AMBAC)
     6.750%, 01/01/08                                     1,000           1,036
                                                                   ------------
                                                                          4,126
                                                                   ------------
NEW MEXICO -- 0.6%
Farmington Utility Systems, Escrowed to Maturity (RB)
     10.000%, 01/01/02                                      245             261
New Mexico State Highway Commission
     Tax Revenue (RB)
     5.500%, 06/15/08                                     2,000           2,060
                                                                   ------------
                                                                          2,321
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(16       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
NEW YORK -- 3.2%
Hempstead Town Industrial Development Agency,
     Callable 12/01/06 @ 102 (RB)
     5.000%, 12/01/08                              $      2,000    $      1,976
Middletown School District (GO) (FGIC)
     5.000%, 11/01/05                                     3,000           3,014
Nassau County, General Improvements,
     Series V (GO) (AMBAC)
     5.150%, 03/01/04                                     1,400           1,413
New York City Transitional Finance Authority, Series C,
     Callable 05/01/08 @ 101 (RB)
     4.750%, 05/01/11                                     1,605           1,523
New York State Dormitory Authority (RB) (MLO) (FSA)
     4.750%, 07/01/08                                     2,425           2,348
New York State Dormitory Authority, Manhattan College
     Project, Callable 07/01/02 @ 102 (RB)
     6.100%, 07/01/04                                     1,000           1,040
New York State Environmental Facilities Corporation,
     Pollution Control, Callable 11/15/04 @102 (RB)
     6.400%, 05/15/06                                     1,250           1,343
                                                                   ------------
                                                                         12,657
                                                                   ------------
NORTH DAKOTA -- 0.5%
Grand Forks, United Hospital Obligated
     Group (RB) (MBIA)
     6.000%, 12/01/00                                     1,000           1,012
North Dakota State Industrial Commission, Lignite
     Program, Series A (RB)
     5.750%, 11/15/05                                     1,000           1,014
North Dakota State Student Loan (RB)
     6.100%, 07/01/01                                        25              25
North Dakota State Student Loan,
     Callable 06/02/00 @ 102 (RB) (AMBAC)
     6.900%, 07/01/01                                         5               5
                                                                   ------------
                                                                          2,056
                                                                   ------------
OHIO -- 3.3%
Butler County Transportation Improvement District,
     Series A (RB) (FSA)
     5.500%, 04/01/08                                     3,000           3,094
Franklin County Health Care, Friendship Village,
     Callable 08/15/08 @ 102 (RB)
     5.250%, 08/15/18                                     2,000           1,574
Lorain County Hospital Revenue, Catholic
     Healthcare Partners, Series B,
     Callable 09/01/07 @ 102 (RB) (MBIA)
     5.375%, 09/01/09                                     1,000           1,019
Mahoning County Hospital Facilities Revenue,
     Series A (RB) (MBIA)
     4.800%, 11/15/09                                     2,145           2,057
Ohio State Building Authority, Administration
     Building Fund Project,
     Callable 10/01/08 @ 101 (RB) (MLO)
     5.250%, 10/01/09                                     3,000           3,036
Ohio State Building Authority, Adult Correctional
     Facilities Project (RB) (MLO) (MBIA)
     5.500%, 10/01/04                                     1,000           1,028
Ohio State Infrastructure Improvement (RB)
     5.500%, 08/01/07                                     1,000           1,034
                                                                   ------------
                                                                         12,842
                                                                   ------------

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
OKLAHOMA -- 1.7%
Oklahoma County Housing Finance Authority,
     Zero Coupon Bond,
     Pre-refunded @ 56.915 (RB)
     5.740%, 03/01/06 (A) (B)                      $      3,690    $      1,543
Oklahoma Housing Finance Agency,
     Mandatory Put @ 100 (RB) (FNMA)
     5.500%, 11/01/05 (C)                                 3,000           3,034
Tulsa Educational Facilities, Holland Hall
     School Project, Series B,
     Callable 12/01/08 @ 101 (RB)
     4.600%, 12/01/09                                     1,195           1,083
Tulsa Metropolitan Utility Authority,
     Callable 09/01/05 @ 102 (RB)
     5.600%, 09/01/06                                     1,000           1,032
                                                                   ------------
                                                                          6,692
                                                                   ------------
OREGON -- 1.2%
Lane County School District #19, Springfield,
     Pre-refunded @ 101 (GO) (MBIA)
     5.900%, 10/15/04 (A)                                 1,000           1,052
Polk, Marion & Benton Counties, School
     District #13-J (GO) (FGIC)
     5.500%, 12/01/04                                     1,015           1,046
Portland Community College District, Series A,
     Pre-refunded @ 100 (GO)
     6.000%, 07/01/02 (A)                                   500             514
Washington County Criminal Justice Facilities,
     Pre-refunded @ 100 (GO)
     5.625%, 12/01/04 (A)                                   900             930
Yamhill County School District #40 (GO) (FGIC)
     5.375%, 06/01/04                                     1,000           1,023
                                                                   ------------
                                                                          4,565
                                                                   ------------
PENNSYLVANIA -- 2.4%
Erie County Prison Authority,
     Pre-refunded @ 100 (RB) (MLO) (MBIA)
     6.600%, 11/01/01 (A)                                 1,000           1,031
     6.700%, 11/01/01 (A)                                 1,000           1,033
Governor Mifflin School District,
     Pre-refunded @ 100 (GO) (AMBAC)
     6.500%, 02/01/02 (A)                                 2,000           2,063
Montgomery County, Industrial Development
     Authority, Mandatory Put @ 100 (RB)
     5.200%, 10/01/04 (C)                                 2,000           1,941
Northumberland County, Commonwealth Lease,
     Pre-refunded @100 (RB) (MLO) (MBIA)
     6.600%, 10/15/01 (A)                                 1,000           1,031
Seneca Valley School District, Series A,
     Callable 07/01/08 @ 100 (GO) (FGIC)
     4.650%, 07/01/09                                     2,500           2,377
                                                                   ------------
                                                                          9,476
                                                                   ------------
PUERTO RICO -- 0.3%
Puerto Rico Electric Power Authority,
     Series A (RB) (MBIA)
     6.000%, 07/01/06                                     1,000           1,065
Puerto Rico Housing Finance Corporation,
     Single Family Mortgages (RB) (AMT) (GNMA)
     6.000%, 02/01/02                                       110             112
                                                                   ------------
                                                                          1,177
                                                                   ------------


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       17)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
RHODE ISLAND -- 0.3%
Rhode Island Depositors Economic
     Protection Corporation (RB) (FSA)
     6.250%, 08/01/03                              $      1,000    $      1,043
                                                                   ------------
SOUTH CAROLINA -- 1.1%
Piedmont Municipal Power Agency,
     Electric Revenue (RB) (FGIC)
     6.250%, 01/01/04                                     2,350           2,442
South Carolina State Public Service Authority,
     Series A (RB) (MBIA)
     5.500%, 01/01/10                                     1,665           1,710
                                                                   ------------
                                                                          4,152
                                                                   ------------
SOUTH DAKOTA -- 1.2%
Deadwood, South Dakota Warrants (COP)
     5.500%, 11/01/07                                       800             795
     5.600%, 11/01/08                                       845             840
Sioux Falls (COP) (MLO)
     6.450%, 08/01/01                                       500             512
South Dakota State Health & Educational Facilities
     Authority, Westhills Village Retirement (RB)
     5.500%, 09/01/04                                       640             624
     5.650%, 09/01/05                                       665             646
     5.800%, 09/01/06                                       735             709
     5.900%, 09/01/07                                       755             726
                                                                   ------------
                                                                          4,852
                                                                   ------------
TENNESSEE -- 0.1%
Shelby County Health, Educational & Housing Facilities
     Board, St. Jude's Children's Research (RB)
     5.000%, 07/01/09                                       500             486
                                                                   ------------
TEXAS -- 4.6%
Abilene Health Facilities Development, Sears Methodist
     Retirement, Series A (RB)
     5.100%, 11/15/05                                     1,115           1,046
     5.250%, 11/15/06                                     1,175           1,095
     5.300%, 11/15/07                                     1,000             913
     5.350%, 11/15/08                                     1,300           1,184
Dallas County, Pre-refunded @ 100 (GO)
     6.400%, 08/15/03 (A)                                   750             763
Galveston County Special Tax Revenue (RB) (MBIA)
     6.400%, 02/01/05                                       185             190
Galveston County Special Tax Revenue, Escrowed to
     Maturity (RB) (MBIA)
     6.400%, 02/01/05                                       315             335
Houston Housing Finance Corporation (RB)
     8.000%, 06/01/14                                       800             833
Irving Independent School District, Series A, Zero
     Coupon Bond (GO) (PSFG)
     5.000%, 02/15/09 (B)                                 6,190           3,851
Katy Independent School District,
     Zero Coupon Bond (GO) (PSFG)
     4.730%, 08/15/09 (B)                                 1,805           1,096
Lubbock Independent School District,
     Pre-refunded @ 100 (GO) (PSFG)
     6.375%, 08/15/00 (A)                                   725             731

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
North Central Health Facilities Authority,
     Retirement Facility Series A (RB)
     7.000%, 11/15/10                              $      4,000    $      3,899
Texas A&M University, Callable 05/15/09 @ 100 (RB)
     5.100%, 05/15/10                                     2,000           1,987
                                                                   ------------
                                                                         17,923
                                                                   ------------
UTAH -- 1.4%
Intermountain Power Agency,
     Callable 06/02/00 @ 101 (RB)
     7.300%, 07/01/00                                       500             504
Nebo School District,
     Callable 04/01/01 @ 100 (GO) (FGIC)
     5.500%, 04/01/04                                       500             503
Salt Lake County Municipal Building
     Authority, Series A (RB) (MLO)
     6.000%, 10/01/01                                       475             484
     6.000%, 10/01/03                                       525             543
Utah State Housing Finance Agency,
     Single Family Mortgages (RB) (FHA) (VA)
     6.350%, 01/01/02                                        55              56
     5.650%, 07/01/06                                       385             388
     5.950%, 07/01/08                                     1,900           1,959
Utah State Housing Finance Agency,
     Single Family Mortgages,
     Callable 07/01/05 @102 (RB) (FHA) (VA)
     6.300%, 01/01/18                                       885             911
                                                                   ------------
                                                                          5,348
                                                                   ------------
VIRGINIA -- 1.8%
Fairfax County, Public Improvements,
     Callable 06/01/05 @ 102 (GO)
     5.000%, 06/01/06                                     2,000           2,014
Riverside Regional Jail Authority,
     Callable 07/01/05 @ 102 (RB) (MBIA)
     5.700%, 07/01/08                                     2,000           2,078
Virginia State Housing Development Authority,
     Series D (RB)
     6.100%, 01/01/14                                     1,110           1,140
Virginia State Housing Development Authority,
     Series H (RB)
     6.200%, 07/01/04                                     1,000           1,020
Virginia State Peninsula Regional Jail Authority
     (RB) (MBIA)
     5.300%, 10/01/09                                     1,000           1,011
                                                                   ------------
                                                                          7,263
                                                                   ------------
WASHINGTON -- 12.9%
Clark County Public Utility District #1,
     Callable 01/01/01 @ 102 (RB) (FGIC)
     6.100%, 01/01/02                                       750             767
Clark County School District #37, Vancouver (GO) (FSA)
     5.250%, 12/01/14                                     1,515           1,500
Clark County School District #37, Vancouver,
     Callable 12/01/02 @ 100 (GO)
     6.100%, 12/01/04                                     1,000           1,030

The accompanying notes are an integral part of the financial statements.


(18       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Conservation & Renewable Energy Systems,
     Washington Conservation Project (RB)
     5.650%, 10/01/03                              $        700    $        716
Grant County Public Utility District #2 (RB)
     5.750%, 01/01/02                                       670             680
Island County School District #206, South Widbey,
     Callable 12/01/04 @ 100 (GO) (AMBAC)
     5.750%, 12/01/06                                       700             721
King County Public Hospital District #4 (RB)
     5.400%, 06/01/00                                       500             501
     5.800%, 12/01/03                                       910             927
King County School District #403, Renton,
     Pre-refunded @ 101 (GO)
     6.050%, 12/01/02 (A)                                   875             911
King County School District #408, Auburn (GO)
     6.200%, 12/01/02                                       515             533
King County School District #415, Kent (GO)
     5.750%, 12/01/01                                       950             967
King County School District #415, Kent,
     Pre-refunded @ 100 (GO) (AMBAC)
     6.450%, 06/01/04 (A)                                   920             974
King County, Series A, Pre-refunded @ 100 (GO)
     6.900%, 12/01/00 (A)                                   500             508
King County, Series B, Callable 12/01/07 @ 102 (GO)
     5.850%, 12/01/13                                     3,000           3,110
Kitsap County School District #401, Central Kitsap,
     Pre-refunded @ 101 (GO)
     6.625%, 12/01/02 (A)                                   750             790
Pierce County School District #320, Sumner (GO)
     6.000%, 12/01/06                                     1,000           1,038
Pierce County School District #401, Peninsula,
     Series A (GO)
     5.950%, 12/01/01                                       640             653
Pierce County School District #403, Bethel,
     Callable 12/01/01 @ 100 (GO)
     6.200%, 12/01/02                                     1,285           1,312
Pierce County School District #403, Bethel,
     Callable 12/01/02 @ 100 (GO)
     6.350%, 12/01/04                                       500             517
Pierce County Sewer Improvements (RB)
     5.000%, 02/01/02                                       500             500
Port Seattle Passenger Facility Charge,
     Series B (RB) (AMT) (AMBAC)
     5.000%, 12/01/07                                     3,000           2,955
Port Tacoma, Series A (GO)
     6.300%, 06/01/01                                       790             806
Snohomish County Housing Authority,
     Callable 04/01/06 @ 100 (RB)
     6.300%, 04/01/16                                     1,035           1,053
Snohomish County Public Utilities
     District #1, Series A (GO)
     6.800%, 01/01/05                                     2,000           2,071
Snohomish County Public Utilities District #1,
     Callable 05/01/00 @ 100 (GO)
     5.850%, 11/01/17                                     1,000           1,000
Snohomish County School District #2, Everett,
     Callable 12/01/03 @ 102 (GO) (MBIA)
     6.000%, 12/01/06                                       850             891
Snohomish County School District #2, Everett,
     Pre-refunded @ 102 (GO) (MBIA)
     6.000%, 12/01/03 (A)                                   950           1,004

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Snohomish County School District #2, Everett,
     Series A, Callable 06/01/01 @ 100 (GO)
     6.700%, 06/01/02                              $      1,200    $      1,225
Snohomish County School District #6, Mukilteo,
     Pre-refunded @ 100 (GO)
     6.800%, 06/01/01 (A)                                   900             924
Snohomish County School District #6, Mukilteo (GO)
     6.250%, 12/01/01                                       900             923
Snohomish County Solid Waste,
     Pre-refunded @ 102 (GO) (MBIA)
     6.800%, 12/01/01 (A)                                   650             685
South Columbia Basin (GO)
     5.800%, 12/01/01                                       500             509
Spokane County Regional Solid Waste Management,
     Callable 12/01/02 @ 102 (RB) (AMBAC)
     6.400%, 12/01/03                                       800             836
Spokane County School District #356, Central Valley,
     Zero Coupon Bond (GO) (FGIC)
     5.030%, 12/01/14 (B)                                 8,690           3,789
Spokane County School District #81, Spokane (GO)
     5.900%, 12/01/02                                     1,000           1,030
Spokane County Sewer, Callable 06/01/02 @ 100 (RB)
     6.150%, 06/01/05                                     1,470           1,508
Tacoma, Electric Systems, (RB) (AMBAC)
     6.000%, 01/01/06                                     1,215           1,253
Tacoma, Electric Systems, Pre-refunded @ 100 (AMBAC)
     6.000%, 01/01/04 (A)                                   185             192
Tacoma, Series A, Callable 07/01/02 @ 100 (GO)
     5.900%, 07/01/03                                       600             612
Tacoma Utility, Pre-refunded @ 101 (RB) (MBIA)
     6.200%, 12/01/01 (A)                                   575             595
Thurston County School District #111, Olympia,
     Pre-refunded @ 100 (GO)
     6.700%, 12/01/02 (A)                                 1,000           1,048
Washington Public Power Supply System, Nuclear
     Project #2, Series A (RB) (AMBAC)
     5.700%, 07/01/11                                     1,000           1,025
Washington Public Power Supply System, Nuclear
     Project #3, Series B (RB)
     5.250%, 07/01/03                                     1,090           1,099
Washington State (GO)
     6.200%, 09/01/01                                     1,000           1,023
Washington State,
     Callable 04/01/01 @ 102 (COP) (MLO)
     6.800%, 04/01/05                                       705             733
Washington State, Hearthstone Project,
     Callable 01/01/05 @ 102 (RB)
     6.000%, 01/01/10                                       810             839
Washington State, Series C (GO)
     5.500%, 07/01/14                                     2,275           2,313
Washington State, Single Family
     Mortgages (RB) (GNMA/FNMA)
     6.700%, 07/01/02                                       150             152
                                                                   ------------
                                                                         50,748
                                                                   ------------
WEST VIRGINIA -- 0.4%
West Virginia State (GO) (FGIC)
     4.400%, 06/01/05                                     1,500           1,451
                                                                   ------------


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       19)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                    PAR (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN -- 2.1%
Milwaukee County, Callable 09/01/02 @ 100 (GO)
     5.550%, 09/01/03                              $      1,700    $      1,728
Milwaukee County, Series A,
     Callable 09/01/02 @ 100 (GO)
     5.875%, 09/01/07                                       500             511
Mount Pleasant, Callable 10/01/00 @ 100 (GO)
     6.300%, 10/01/03                                       735             742
Wisconsin State, Pre-refunded @ 101 (GO)
     6.000%, 05/01/00 (A)                                   500             506
Wisconsin State Health & Education Facilities
     Authority, Aurora Health Care, Series A,
     Callable 02/15/09 @ 101 (RB)
     5.500%, 02/15/20                                     1,500           1,224
Wisconsin State Health & Education Facilities
     Authority, Monroe Clinic (RB)
     4.450%, 02/15/06                                       925             844
     4.700%, 02/15/09                                     1,060             937
Wisconsin State Housing & Economic Development
     Authority, Series A (GO)
     5.000%, 11/01/01                                     1,585           1,586
                                                                   ------------
                                                                          8,078
                                                                   ------------
WYOMING -- 0.2%
Sweetwater County, Pacific Power & Light Project,
     Pre-refunded @ 100 (RB)
     6.500%, 12/01/01 (A)                                   700             720
                                                                   ------------

TOTAL MUNICIPAL BONDS
     (Cost $390,998)                                                    388,226
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 0.6%
First American Tax Free Obligations Fund (E)          2,309,568           2,310
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $2,310)                                                        2,310
                                                                   ------------

TOTAL INVESTMENTS -- 99.2%
     (Cost $393,308)                                                    390,536
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%                                 3,379
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value--
     2 billion authorized) based on
     752,168 outstanding shares                                           8,349
Portfolio Capital -- Class Y ($0.0001 par value--
     2 billion authorized) based on
     37,344,993 outstanding shares                                      390,905
Undistributed net investment income                                          40
Accumulated net realized loss on investments                             (2,607)
Net unrealized depreciation of investments                               (2,772)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    393,915
                                                                   ------------

INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------
Net asset value and redemption price per share -- Class A          $      10.35

Maximum sales charge of 2.50% (F)                                          0.27
                                                                   ------------
Offering price per share -- Class A                                $      10.62
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      10.34
                                                                   ------------

(A) Pre-refunded Security-Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(B) The rate shown is the effective yield at the time of purchase.
(C) Mandatory Put Security-the mandatory put date is shown as the maturity date on the Statement of Net Assets.
(D) At March 31, 2000, the cost of securities purchased on a when issued basis were: Robbinsdale, Minnesota Independent School District #281, $1,238,300 and $1,426,849.
(E) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(F) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

ACA--American Capital Access
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
COP--Certificates of Participation
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Authority
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MERC--Mercantile Bank
MLO--Municipal Lease Obligation
MSDCEP--Minnesota School District Credit Enhancement Program
PSFG--Permanent School Fund Guaranty
RB--Revenue Bond
VA--Veterans Administration

The accompanying notes are an integral part of the financial statements.


(20       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

MINNESOTA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.1%
REVENUE BONDS -- 45.3%
AUTHORITY -- 2.3%
Minnesota State Agricultural & Economic
     Development Board, Series B (AMT)
     6.500%, 08/01/08                              $      1,335    $      1,343
Stearns County Housing & Redevelopment
     Authority (FSA) (MLO)
     4.950%, 02/01/09                                     1,540           1,506
St. Paul Port Authority, Hotel Facilities,
     Radisson Kellogg Project, Series 2
     6.700%, 08/01/07                                     1,800           1,770
St. Paul Port Authority, Hotel Facilities,
     Radisson Kellogg Project, Series 2,
     Callable 08/01/08 @ 103
     6.875%, 08/01/10                                     1,685           1,662
                                                                   ------------
                                                                          6,281
                                                                   ------------
BUILDING -- 1.9%
Olmsted County Housing & Redevelopment Authority,
     Pre-refunded @ 100 (MLO)
     7.000%, 02/01/05 (A)                                 1,025           1,048
Washington County Housing & Redevelopment
     Authority, Jail Facility (MLO)
     5.000%, 02/01/03                                     2,500           2,514
Washington County Housing & Redevelopment
     Authority, Jail Facility, Callable 02/01/03 @ 100
     (MBIA) (MLO)
     5.400%, 02/01/08                                     1,580           1,594
                                                                   ------------
                                                                          5,156
                                                                   ------------
ECONOMIC DEVELOPMENT -- 0.6%
Minnesota State Agricultural & Economic
     Development Board, Pre-refunded @100
     5.500%, 08/01/04 (A)                                 1,525           1,550
                                                                   ------------
EDUCATION -- 2.2%
Minnesota State Higher Educational Facilities
     Authority, Augsburg College
     4.500%, 10/01/06                                       505             471
     4.850%, 10/01/09                                       520             483
Minnesota State Higher Educational Facilities
     Authority, Augsburg College,
     Callable 10/01/09 @ 100
     5.000%, 10/01/11                                       500             463
     5.000%, 10/01/12                                       500             458
Minnesota State Higher Educational Facilities Authority,
     St. Benedict College, Callable 03/01/07 @ 100
     4.875%, 03/01/08                                     1,000             950
     5.100%, 03/01/11                                     2,885           2,726
Minnesota State Higher Educational Facilities Authority,
     University of St. Thomas, Series 4
     5.250%, 04/01/12                                       385             378
                                                                   ------------
                                                                          5,929
                                                                   ------------
HEALTHCARE -- 11.2%
Austin Housing & Redevelopment Authority,
     Gerard Project Health Care Facilities,
     Callable 09/01/09 @ 102
     6.625%, 09/01/19                                     1,540           1,416


MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Cuyuna Range Hospital District, Series A,
     Callable 06/01/07 @ 102
     5.500%, 06/01/10                              $        435    $        390
     5.650%, 06/01/12                                       940             828
Duluth Economic Development Authority, Health
     Care Facility, Escrowed to Maturity (AMBAC)
     6.100%, 11/01/04                                       250             263
Duluth Economic Development Authority, Health
     Care Facility, Pre-refunded @ 102 (AMBAC)
     6.100%, 11/01/04 (A)                                   650             683
Hastings Health Care Facility,
     Callable 09/15/08 @ 100 (ACA)
     5.000%, 09/15/13                                       500             448
Minneapolis & St. Paul Housing & Redevelopment
     Authority, Healthspan, Series A,
     Callable 11/15/03 @ 102 (AMBAC)
     5.000%, 11/15/13                                     2,000           1,888
Minneapolis Health Care Facilities Authority,
     Fairview Hospital & Healthcare,
     Callable 11/15/03 @ 102 (MBIA)
     5.100%, 11/15/05                                     1,000           1,003
Minnesota State Agricultural & Economic
     Development Board, Benedictine
     Health, Series A (MBIA)
     5.000%, 02/15/10                                     3,815           3,765
Minnesota State Agricultural & Economic
     Development Board, Fairview Hospital Project,
     Series A, Callable 11/15/07 @ 102 (MBIA)
     5.400%, 11/15/08                                     1,000           1,016
     5.500%, 11/15/17                                     1,500           1,492
     5.750%, 11/15/26                                       500             499
New Hope Housing & Health Care Facilities,
     Masonic Home North Ridge
     5.000%, 03/01/04                                       330             315
     5.100%, 03/01/05                                       550             520
     5.200%, 03/01/06                                       645             604
     5.300%, 03/01/07                                       685             636
New Hope Housing & Health Care Facilities,
     Masonic Home North Ridge,
     Callable 03/01/09 @ 102
     5.500%, 03/01/10                                       500             449
Plymouth Health Facilities,
     Callable 06/01/04 @ 102 (CGIC) (FSA)
     6.200%, 06/01/11                                     1,360           1,423
Robbinsdale, North Memorial Medical Center,
     Series A (AMBAC)
     5.100%, 05/15/03                                     1,000           1,006
Robbinsdale, North Memorial Medical Center,
     Series B (AMBAC)
     5.100%, 05/15/03                                     1,000           1,006
Rochester, St. Mary's Hospital, Escrowed to Maturity
     5.750%, 10/01/07                                     2,165           2,208
St. Louis Park Health Care Facilities,
     Callable 07/01/03 @ 102 (AMBAC)
     4.600%, 07/01/05                                     6,000           5,828
St. Paul Housing & Redevelopment Authority,
     Health Care Facility, Regions Hospital Project
     5.000%, 05/15/06                                     1,000             945
     5.000%, 05/15/08                                     1,195           1,097
                                                                   ------------
                                                                         29,728
                                                                   ------------


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       21)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
HOUSING -- 6.8%
Coon Rapids Multifamily Housing, Woodland North
     Apartments, Callable 12/01/03 @ 100 (FHA)
     5.625%, 12/01/09                              $        415    $        417
Coon Rapids Single Family Housing,
     Callable 09/01/04 @ 102
     5.900%, 09/01/06                                       510             511
Dakota County Housing & Redevelopment
     Authority, Single Family Mortgages,
     Callable 04/01/04 @ 102 (AMT) (FNMA)
     6.250%, 10/01/04                                       630             636
Dakota County Housing & Redevelopment
     Authority, Single Family Mortgages,
     Callable 04/01/05 @ 102 (AMT) (FNMA) (GNMA)
     6.000%, 10/01/14                                       260             253
Dakota County Housing & Redevelopment Authority,
     Single Family Mortgages,
     Callable 10/01/07 @ 101.5 (AMT) (GNMA)
     5.125%, 10/01/20                                     1,353           1,315
Dakota County Housing & Redevelopment Authority,
     South St. Paul, Callable 09/01/00 @ 101
     (FHA) (GNMA) (VA)
     7.250%, 03/01/06                                       245             246
Dakota, Washington & Stearns Counties Housing &
     Redevelopment Authority, Single Family Mortgages,
     Callable 03/01/04 @ 102 (AMT) (FNMA)
     6.000%, 09/01/04                                       210             212
     6.500%, 09/01/10                                       270             274
Minneapolis & St. Paul Housing Finance Board,
     Single Family Mortgages, Series A,
     Callable 06/01/00 @ 101
     (AMT) (FHA) (GNMA) (VA)
     7.875%, 12/01/12                                       145             146
Minneapolis & St. Paul Housing Finance Board,
     Single Family Mortgages, Series A,
     Continuously Callable @ 100
     7.700%, 08/01/00                                        80              80
Minneapolis Mortgage Revenue, Zero Coupon Bond,
     Callable 10/01/05 @ 100
     7.100%, 10/01/05 (B)                                 2,950           1,297
Minnesota State Housing Finance Agency,
     Rental Housing, Series D (MBIA)
     5.050%, 08/01/03                                       795             794
     5.150%, 08/01/04                                       770             771
Minnesota State Housing Finance Agency,
     Rental Housing, Series D,
     Callable 02/01/05 @ 102 (MBIA)
     5.450%, 08/01/07                                     2,405           2,413
Minnesota State Housing Finance Agency, Single
     Family Mortgages, Series C,
     Callable 01/01/01 @ 102 (FHA) (VA)
     6.600%, 07/01/02                                       215             220
Moorhead Economic Development Authority,
     Eventide Senior Housing, Series B,
     Callable 06/01/04 @ 102
     5.750%, 06/01/16                                     1,360           1,151
South St. Paul Housing & Redevelopment Authority,
     Single Family Mortgages,
     Callable 09/01/05 @ 100 (FNMA)
     5.100%, 09/01/07                                       815             807

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
St. Louis Park Housing & Redevelopment
     Authority, Single Family Mortgages,
     Callable 04/20/03 @ 100 (GNMA)
     6.500%, 10/20/03                              $        153    $        156
St. Paul Housing & Redevelopment Authority,
     Downtown & Seventh Place Project, Escrowed to
     Maturity, Callable 09/01/03 @ 101 (AMBAC)
     5.200%, 09/01/04                                     4,000           4,041
St. Paul Housing & Redevelopment Authority,
     Downtown & Seventh Place Project, Escrowed to
     Maturity, Callable 09/01/04 @ 100 (AMBAC)
     5.350%, 09/01/07                                     1,500           1,515
Vadnais Heights, Single Family Mortgages
     5.500%, 11/01/04                                       485             488
     6.000%, 11/01/09                                       280             283
                                                                   ------------
                                                                         18,026
                                                                   ------------
POLLUTION CONTROL -- 3.2%
Bass Brook, Minnesota Power & Light, Pollution Control
     6.875%, 12/01/02                                     1,870           1,885
Minnesota State Public Facilities Authority, Water
     Pollution Control, Series A, Callable 03/01/08 @ 100
     4.500%, 03/01/10                                     5,000           4,694
Minnesota State Public Facilities Authority, Water
     Pollution Control, Callable 03/01/07 @ 100
     5.000%, 03/01/09                                     2,000           1,996
                                                                   ------------
                                                                          8,575
                                                                   ------------
TRANSPORTATION -- 2.6%
Minneapolis & St. Paul Met Airports Commission
     (AMT) (AMBAC)
     5.500%, 01/01/07                                     2,140           2,184
Minneapolis & St. Paul Met Airports Commission,
     Callable 01/01/08 @ 101 (AMT) (AMBAC)
     5.500%, 01/01/09                                     2,500           2,550
Minneapolis & St. Paul Met Airports Commission,
     Series B, Callable 01/01/09 @ 101 (AMT) (FGIC)
     5.625%, 01/01/14                                     1,000           1,012
Puerto Rico Commonwealth, Highway Transportation
     Authority, Series X (MBIA)
     5.500%, 07/01/13                                     1,250           1,294
                                                                   ------------
                                                                          7,040
                                                                   ------------
UTILITIES -- 14.5%
Anoka County Resource Recovery,
     Northern States Power
     4.400%, 12/01/05                                     2,300           2,191
Minnesota State Public Facilities Authority,
     Drinking Water, Series B,
     Callable 03/01/09 @ 100
     5.125%, 03/01/19                                     2,000           1,877
Minnesota State Public Facilities Authority,
     Water Pollution Control, Series B,
     Callable 03/01/01 @ 102
     6.350%, 03/01/03                                       500             518
Northern Minnesota Municipal Power Agency,
     Electric Systems, Series A,
     Pre-refunded @ 102 (AMBAC)
     5.600%, 01/01/04 (A)                                 1,900           1,974

The accompanying notes are an integral part of the financial statements.


(22       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Northern Minnesota Municipal Power Agency,
     Electric Systems, Series A (AMBAC)
     5.500%, 01/01/03                              $      2,500    $      2,545
Northern Minnesota Municipal Power Agency,
     Electric Systems, Series A,
     Pre-refunded @ 102 (AMBAC)
     5.900%, 01/01/07 (A)                                 1,800           1,884
Northern Minnesota Municipal Power Agency,
     Electric Systems (FSA)
     5.500%, 01/01/07                                     2,000           2,054
Southern Minnesota Municipal Power Agency,
     Series A, Zero Coupon Bond (MBIA)
     5.170%, 01/01/03 (B)                                 3,500           1,112
Southern Minnesota Municipal Power Agency,
     Series A, Callable 01/01/03 @ 102 (FGIC)
     5.000%, 01/01/06                                     2,500           2,495
Southern Minnesota Municipal Power Agency,
     Series A (AMBAC)
     5.000%, 01/01/11                                     1,270           1,246
Southern Minnesota Municipal Power Agency,
     Series A, Zero Coupon Bond (MBIA)
     5.960%, 01/01/21 (B)                                 5,000           1,490
Southern Minnesota Municipal Power Agency,
     Series B (MBIA)
     4.850%, 01/01/07                                     1,875           1,845
St. Paul Sewer, Callable 06/01/03 @ 100 (AMBAC)
     5.350%, 12/01/04                                     3,000           3,042
     5.450%, 12/01/05                                     5,000           5,075
Western Minnesota Municipal Power Agency,
     Callable 01/01/03 @ 100 (AMBAC)
     6.500%, 01/01/04                                     1,980           2,050
Western Minnesota Municipal Power Agency,
     Callable 01/01/06 @ 102 (AMBAC)
     5.500%, 01/01/11                                     5,000           5,107
Western Minnesota Municipal Power Agency, Series A,
     Callable 01/01/06 @ 102 (AMBAC)
     5.500%, 01/01/13                                     2,000           2,026
                                                                   ------------
                                                                         38,531
                                                                   ------------

TOTAL REVENUE BONDS                                                     120,816
                                                                   ------------
GENERAL OBLIGATIONS -- 42.8%
Anoka County
     5.550%, 02/01/05                                     2,000           2,021
Anoka County Capital Improvements, Series B
     4.550%, 01/01/11                                     1,960           1,825
Anoka-Hennepin School District #11,
     Callable 02/01/03 @ 100 (FGIC)
     4.875%, 02/01/07                                     3,300           3,278
Anoka-Hennepin Independent School District #11
     Series A (MSDCEP)
     5.300%, 02/01/12                                     1,000           1,007
Anoka-Hennepin Independent School District,
     Series A, Callable 02/01/10 @ 100 (MSDCEP)
     5.375%, 02/01/13                                       600             605
Becker Tax Increment, Series D,
     Callable 08/01/04 @ 100 (AMT) (MBIA)
     6.000%, 08/01/07                                     3,955           4,010
Bloomington Independent School District #271
     (MSDCEP)
     5.250%, 02/01/09                                     1,500           1,524

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Bloomington Independent School District #271,
     Callable 02/01/10 @ 100 (MSDCEP)
     5.250%, 02/01/11                              $      1,000    $      1,008
Burnsville Independent School District #191
     (MSDCEP)
     5.000%, 02/01/08                                     1,355           1,357
Burnsville Independent School District #191,
     Callable 02/01/08 @ 100 (MSDCEP)
     5.000%, 02/01/09                                     1,225           1,223
Chaska Independent School District #112,
     Series A (MSDCEP)
     4.600%, 02/01/07                                     1,835           1,785
     4.800%, 02/01/10                                     2,220           2,155
Dakota County Capital Improvements, Series C
     4.750%, 02/01/09                                     1,000             970
     4.850%, 02/01/10                                     2,000           1,944
Eden Prairie Water & Sewer, Series A,
     Zero Coupon Bond
     4.550%, 12/01/06 (B)                                 2,090           1,483
Forest Lake Independent School District #831,
     Callable 02/01/08 @ 100
     5.000%, 02/01/09                                     1,500           1,498
Fridley School District #14,
     Callable 02/01/05 @ 100 (FSA)
     5.350%, 02/01/26                                     5,000           4,736
Hastings Independent School District #200, Series A,
     Callable 02/01/08 @ 100 (MSDCEP)
     5.000%, 02/01/11                                     1,095           1,078
Lakeville Independent School District #194,
     Callable 02/01/09 @ 100
     5.000%, 02/01/16                                     2,500           2,364
Lakeville Independent School District #194, Series A,
     Callable 02/01/08 @ 100 (MSDCEP)
     5.125%, 02/01/22                                     6,000           5,558
Mankato Independent School District #77, Series A,
     Callable 02/01/04 @ 100 (FSA)
     5.100%, 02/01/07                                     1,000           1,004
Minneapolis School District #1,
     Callable 02/01/06 @ 100 (MSDCEP)
     5.000%, 02/01/07                                     1,025           1,029
Minneapolis School District #1 (MSDCEP)
     4.500%, 02/01/08                                     1,450           1,384
Minneapolis & St. Paul Met Airports Commission,
     Series 8, Callable 01/01/02 @ 100 (AMT)
     6.100%, 01/01/03                                     1,500           1,532
     6.350%, 01/01/04                                     2,500           2,560
Minneapolis, Series B, Callable 09/01/05 @ 100
     5.050%, 03/01/06                                     6,000           6,048
Minneapolis, Series C, Pre-refunded @ 100
     6.250%, 03/01/03 (A)                                 1,000           1,029
     6.350%, 03/01/04 (A)                                 1,200           1,237
Minneapolis, Series C, Callable 04/01/02 @ 102
     6.150%, 10/01/05                                     2,400           2,507
Minneapolis, Series D, Callable 12/01/08 @ 100
     5.000%, 12/01/10                                     1,500           1,489
Minnesota State, Callable 08/01/07 @ 100
     4.800%, 08/01/11                                     2,710           2,612
     4.850%, 08/01/12                                     4,920           4,730
Minnesota State Public Improvements,
     Callable 11/01/06 @ 100
     5.000%, 11/01/08                                     1,500           1,505


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       23)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Olmsted County Resource Recovery, Series A,
     Callable 02/01/02 @ 100
     5.800%, 02/01/04                              $      1,850    $      1,878
Osseo Independent School District #279,
     Callable 02/01/03 @ 100 (FGIC)
     5.400%, 02/01/05                                     1,525           1,545
Pipestone-Jasper Independent School District #2689
     Callable 3/01/09 @100 (FGIC)
     5.400%, 03/01/13                                     1,095           1,107
Puerto Rico Commonwealth (MBIA)
     6.000%, 07/01/14                                     1,605           1,735
Red Wing Independent School District #256, Series A,
     Callable 02/01/03 @ 100
     5.250%, 02/01/05                                     1,010           1,018
Richfield Independent School District #280 (FGIC)
     4.550%, 02/01/03                                     4,550           4,515
Robbinsdale Independent School District #281
     (MSDCEP)
     5.000%, 02/01/08 (C)                                 1,250           1,249
Rosemount Independent School District #196,
     Series A, Callable 06/01/04 @ 100
     5.625%, 06/01/07                                     1,400           1,438
Rosemount Independent School District #196,
     Series A, Callable 06/01/08 @ 100 (MSDCEP)
     4.375%, 06/01/10                                     1,930           1,785
Savage, Series A (FGIC)
     5.200%, 02/01/05                                     1,000           1,014
Savage, Series A, Callable 02/01/06 @ 100 (FGIC)
     5.350%, 02/01/07                                     1,000           1,019
     5.500%, 02/01/08                                     1,000           1,024
St. Cloud Law Enforcement Center,
     Callable 02/01/01 @ 100 (MLO)
     5.750%, 02/01/02                                     1,000           1,009
St. Cloud, Series A
     6.000%, 08/01/02                                     1,000           1,022
St. Louis Park Independent School District #283,
     Callable 02/01/01 @ 100
     5.900%, 02/01/04                                     1,000           1,014
St. Louis Park Independent School District #283,
     Callable 02/01/09 @ 100 (MSDCEP)
     5.250%, 02/01/10                                     1,500           1,520
     5.600%, 02/01/15                                       725             737
St. Paul Independent School District #622, Series A,
     Callable 02/01/07 @100 (MSDCEP)
     5.125%, 02/01/25                                     2,000           1,838
St. Paul Independent School District #625,
     Callable 02/01/04 @ 100
     5.800%, 02/01/07                                     1,000           1,024
St. Paul Independent School District #625,
     Series C (MLO)
     5.850%, 02/01/07                                     1,000           1,028
St. Paul, Callable 02/01/01 @ 100
     5.250%, 02/01/03                                     1,500           1,507

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Stillwater Independent School District #834,
     Callable 02/01/02 @ 100 (FGIC)
     5.200%, 02/01/03                              $      2,500    $      2,520
Stillwater Independent School District #834,
     Callable 02/01/09 @100 (MSDCEP)
     4.750%, 02/01/11                                     2,140           2,049
Virgin Islands Special Tax, Pre-refunded @102
     7.750%, 10/01/06 (A)                                   300             314
Washington County Housing & Redevelopment
     Authority, Jail Facility, Escrowed To Maturity (MLO)
     6.500%, 02/01/01                                     1,000           1,019
Washington County Housing & Redevelopment
     Authority, Jail Facility,
     Pre-refunded @ 100 (MLO)
     6.800%, 02/01/04 (A)                                 1,500           1,555
Washington County, Raymie Johnson
     Apartments, Series C (FGIC)
     6.000%, 01/01/10                                     1,340           1,380
West St. Paul Independent School District #197,
     Zero Coupon Bond (MBIA)
     5.500%, 02/01/05 (B)                                 2,000           1,570
Willmar Independent School District #347,
     Series A (MSDCEP)
     4.950%, 02/01/06                                     1,000           1,004
Willmar Independent School District #347, Series A,
     Callable 02/01/06 @ 100 (MSDCEP)
     5.150%, 02/01/09                                     1,160           1,167
Willmar Independent School District #347, Series C,
     Pre-refunded @ 100 (AMBAC)
     6.150%, 02/01/09 (A)                                 1,000           1,025
                                                                   ------------
                                                                        113,724
                                                                   ------------
CERTIFICATES OF PARTICIPATION -- 4.2%
Hennepin County Lease Revenue (MLO)
     4.650%, 11/15/08                                     1,275           1,222
Hennepin County Lease Revenue,
     Callable 11/15/08 @ 100 (MLO)
     5.375%, 11/15/09                                     2,280           2,326
Minneapolis Special School District #1,
     Series A (MLO)
     4.375%, 02/01/07                                     1,000             950
Minneapolis Special School District #1, Series A,
     Callable 02/01/06 @ 100 (MBIA) (MLO)
     5.900%, 02/01/11                                     2,150           2,227
Minneapolis Special School District #1, Series B,
     Callable 02/01/03 @ 100 (AMBAC) (MLO)
     5.400%, 02/01/04                                     2,000           2,028
     5.500%, 02/01/05                                     2,000           2,030
St. Paul Science Museum, Escrowed to Maturity (MLO)
     7.500%, 12/15/01                                       319             328
                                                                   ------------

                                                                         11,111
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(24       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                    PAR (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
TAX REVENUE -- 6.8%
Bloomington Port Authority, Mall of America
     Project, Series A (FSA)
     5.000%, 02/01/02                              $      1,585    $      1,595
     4.800%, 02/01/08                                     1,000             977
     4.900%, 02/01/09                                     1,000             982
Bloomington Port Authority, Mall of America Project,
     Series A, Callable 02/01/04 @ 100 (FSA)
     5.450%, 02/01/09                                     1,665           1,677
Minneapolis Community Development Agency (MBIA)
     7.000%, 03/01/01                                     2,000           2,049
Minneapolis Community Development Agency,
     Zero Coupon Bond (MBIA)
     6.240%, 03/01/02 (B)                                 5,000           4,558
St. Paul Housing & Redevelopment Authority,
     Tax Increment Revenue,
     Callable 08/01/06 @ 102.5 (AMBAC)
     6.400%, 02/01/07                                     1,195           1,289
     6.400%, 08/01/07                                     1,205           1,305
     6.500%, 02/01/09                                     1,315           1,438
St. Paul Port Authority, Energy Park, Tax Increment (FSA)
     5.000%, 02/01/08                                     2,100           2,090
                                                                   ------------
                                                                         17,960
                                                                   ------------

TOTAL MUNICIPAL BONDS
     (Cost $264,015)                                                    263,611
                                                                   ------------

MONEY MARKET FUND -- 0.2%
Federated Minnesota Municipal Cash Trust                457,599             458
                                                                   ------------

TOTAL MONEY MARKET FUND
     (Cost $458)                                                            458
                                                                   ------------

TOTAL INVESTMENTS -- 99.3%
     (Cost $264,473)                                                    264,069
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.7%                                 1,891
                                                                   ------------

MINNESOTA INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value--
     2 billion authorized) based on
     1,253,256 outstanding shares                                  $     12,642
Portfolio Capital -- Class Y ($0.0001 par value--
     2 billion authorized) based on
     26,250,632 outstanding shares                                      254,077
Undistributed net investment income                                          61
Accumulated net realized loss on investments                               (416)
Net unrealized depreciation of investments                                 (404)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    265,960
                                                                   ------------
Net asset value and redemption price per share -- Class A          $       9.70

Maximum sales charge of 2.50% (D)                                          0.25
                                                                   ------------
Offering price per share -- Class A                                $       9.95
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $       9.67
                                                                   ------------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(B) The rate shown is the effective yield at the time of the purchase.
(C) At March 31, 2000, the cost of securities purchased on a when issued basis was: Robbinsdale Independent School District #281, $1,244,337.
(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

ACA--American Capital Access
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CGIC--Capital Guaranty Insurance Company
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
MSDCEP--Minnesota School District Credit Enhancement Program
VA--Veterans Administration


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       25)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

MINNESOTA TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.3%
REVENUE BONDS -- 53.9%
AUTHORITY -- 2.1%
Minnesota Agricultural & Economic Development Board,
     Series B, Callable 08/01/08 @ 102
     7.250%, 08/01/20 (A)                          $      1,000    $      1,008
St. Paul Port Authority, Radisson Kellogg Project,
     Series 2, Callable 08/01/08 @ 103
     7.375%, 08/01/29                                     2,000           1,940
                                                                   ------------
                                                                          2,948
                                                                   ------------
BUILDING -- 0.9%
Hastings Housing & Redevelopment Authority,
     Cross-over refunded 02/01/03 @ 100 (MLO)
     6.500%, 02/01/14                                     1,000           1,044
Washington County, Housing & Redevelopment
     Authority, Jail Facility
     5.000%, 02/01/03                                       255             256
                                                                   ------------
                                                                          1,300
                                                                   ------------
ECONOMIC DEVELOPMENT -- 1.4%
Minnesota Agricultural & Economic Development Board,
     Series D, Callable 08/01/08 @ 102
     7.250%, 08/01/20 (A)                                 1,100           1,100
Minnesota Agricultural & Economic Development Board,
     Callable 12/01/08 @ 102 (AMBAC)
     5.000%, 12/01/15                                       900             849
                                                                   ------------
                                                                          1,949
                                                                   ------------
EDUCATION -- 9.0%
Minneapolis Gateway Project, Callable 12/01/07 @ 100
     5.250%, 12/01/17                                     1,000             963
Minnesota State Higher Education Facilities Authority,
     Augsburg College, Series 4-F1,
     Callable 05/01/06 @ 102
     6.250%, 05/01/23                                     1,500           1,505
Minnesota State Higher Education Facilities Authority,
     Carleton College, Callable 11/01/07 @ 100
     5.250%, 11/01/11                                       500             502
Minnesota State Higher Education Facilities Authority,
     Carleton College, Series 3-L2
     3.750%, 11/01/12                                       500             500
Minnesota State Higher Education Facilities Authority,
     Carleton College, Callable 05/01/06 @ 100
     5.750%, 11/01/12                                     1,050           1,080
Minnesota State Higher Education Facilities Authority,
     Carleton College, Callable 11/01/07 @ 100
     5.400%, 11/01/15                                     1,500           1,495
Minnesota State Higher Education Facilities Authority,
     College of St. Benedict, Pre-refunded @100
     6.200%, 03/01/04 (B)                                   655             684
     6.375%, 03/01/04 (B)                                   360             378
Minnesota State Higher Education Facilities Authority,
     College of St. Benedict, Callable 03/01/04 @100
     6.200%, 03/01/14                                       245             249
Minnesota State Higher Education Facilities Authority,
     College of St. Benedict, Callable  03/01/04 @100
     6.375%, 03/01/20                                       140             142

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Minnesota State Higher Education Facilities Authority,
     St. John's University, Callable 10/01/07 @ 100
     5.350%, 10/01/17                              $      1,000    $        955
Minnesota State Higher Education Facilities Authority,
     University of St. Thomas, Series 4-A1,
     Callable 10/01/06 @ 100
     5.625%, 10/01/16                                     1,500           1,500
     5.625%, 10/01/21                                       500             488
Minnesota State Higher Education Facilities Authority,
     University of St. Thomas, Series 4-M,
     Callable 04/01/07 @ 100
     5.375%, 04/01/12                                       500             500
     5.350%, 04/01/17                                       500             481
Minnesota State Higher Education Facilities Authority,
     Vermillion Community College,
     Callable 01/01/04 @ 102
     5.750%, 01/01/13                                       750             762
                                                                   ------------
                                                                         12,184
                                                                   ------------
HEALTHCARE -- 19.6%
Brooklyn Center Health Care Facilities,
     Callable 12/01/03 @ 102
     7.600%, 12/01/18                                       900             917
Chisago Health Facilities Authority,
     Callable 07/01/05 @ 102
     7.300%, 07/01/25                                       400             405
Coon Rapids Nursing Home Facilities Authority,
     North Cities Health Project
     6.000%, 05/01/03                                       640             639
Cuyana Range, Hospital District, Series A,
     Callable 06/01/07 @ 102
     6.000%, 06/01/29                                     3,000           2,490
Duluth Economic Development Authority, Health Care
     Facilities, Pre-refunded @ 102 (AMBAC)
     6.300%, 04/01/02 (B)                                   145             153
Fairmont Senior Housing Mortgage,
     Callable 07/01/02 @ 102
     8.500%, 07/01/15                                       900             934
Fergus Falls Health Care Facilities Authority, Series A,
     Callable 11/01/04 @ 102
     7.000%, 11/01/19                                     1,000             961
Glencoe Health Care Facilities,
     Pre-refunded @ 100
     8.500%, 12/01/00 (B)                                   575             590
Glencoe Hospital Board, Callable 08/01/04 @ 102
     6.750%, 04/01/16                                     1,100           1,041
Golden Valley, Covenant Retirement Communities,
     Series A, Callable 12/01/09 @ 101
     5.500%, 12/01/29                                     1,750           1,491
Litchfield Health Care Facilities,
     Pre-refunded  @ 102
     8.750%, 08/01/01 (B)                                   500             535
Little Canada Presbyterian Homes,
     Callable 07/01/00 @ 102
     7.000%, 07/01/07                                       700             719
Minneapolis & St. Paul Housing & Redevelopment
     Authority, Series A (FSA)
     5.600%, 08/15/12                                       250             254

The accompanying notes are an integral part of the financial statements.


(26       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Minneapolis Nursing Home Revenue,
     Pre-refunded @ 100
     8.000%, 05/01/01 (B)                          $        250    $        259
Minnesota State Agricultural & Economic Development
     Board, Benedictine Health, Series A,
     Callable 11/15/07 @ 102 (MBIA)
     5.250%, 02/15/15                                     2,000           1,952
Minnesota State Agricultural & Economic Development
     Board, Fairview Hospital Project,
     Callable 11/15/07 @ 102 (MBIA)
     5.500%, 11/15/11                                       500             507
Minnesota State Agricultural & Economic Development
     Board, Fairview Hospital Project, Series A,
     Callable 11/15/07 @ 102 (MBIA)
     5.500%, 11/15/17                                     1,000             994
Monticello, Big Lake Community Hospital, Series A
     4.700%, 12/01/03                                       125             121
Monticello, Big Lake Community Hospital,
     Callable 12/01/09 @ 100
     5.750%, 12/01/19                                     1,000             826
New Hope, Housing & Healthcare Facilities Authority
     4.400%, 03/01/01                                       540             533
     4.600%, 03/01/02                                       700             684
Olmstead County, Hiawatha Homes Project,
     Callable 07/01/03 @ 102
     6.500%, 07/01/16                                       205             189
Plymouth, Mission Farms Nursing Home Project,
     Callable 08/01/04 @ 102
     7.500%, 08/01/14                                     1,000           1,021
     7.500%, 08/01/24                                       100             102
Rochester Health Care Facilities Authority, Mayo
     Foundation, Series A, Callable 05/15/08 @ 101
     5.500%, 11/15/27                                     4,000           3,839
Roseau Area Hospital District, Callable 10/01/01 @ 100
     7.200%, 10/01/11                                       230             232
     7.200%, 10/01/12                                       250             252
     7.200%, 10/01/13                                       250             252
Springfield Health Care, St. John Lutheran Project,
     Callable 05/01/00 @ 103
     8.500%, 11/01/19                                       250             258
St. Anthony Housing & Redevelopment Authority,
     Callable 05/20/06 @ 102 (FHA) (GNMA)
     6.250%, 11/20/25                                     1,500           1,518
St. Paul Housing & Redevelopment Authority,
     Callable 05/15/09 @ 100
     5.250%, 05/15/18                                     1,000             809
Worthington, Series A, Callable 12/01/02 @ 100
     6.500%, 12/01/10                                       380             371
     6.500%, 12/01/11                                       410             399
     6.500%, 12/01/12                                       440             426
                                                                   ------------
                                                                         26,673
                                                                   ------------
HOUSING -- 13.3%
Austin Housing & Redevelopment Authority,
     Callable 01/01/06 @ 102
     7.250%, 01/01/26                                       500             510
Bloomington Multifamily Housing Authority,
     Crow/Bloomington Project
     3.950%, 12/01/25                                       150             150
Coon Rapids Multifamily Housing, Browns Meadow,
     Callable 02/01/02 @ 102 (AMT)
     6.750%, 08/01/23                                       680             696

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Coon Rapids Multifamily Housing, Margaret Place,
     Callable 11/01/07 @ 102
     6.250%, 05/01/18                              $        500    $        467
Coon Rapids Multifamily Housing, Woodland North
     Apartments, Callable 12/01/03 @ 100 (FHA)
     5.625%, 12/01/09                                       855             858
Dakota County Housing & Redevelopment Authority,
     Callable 09/01/00 @ 101 (GNMA)
     8.100%, 09/01/12                                       230             235
Hopkins Elderly Housing, Series A (GNMA)
     5.600%, 11/20/17                                       500             476
Hopkins, Multifamily Housing Renaissance Project,
     Callable 04/01/07 @102
     6.250%, 04/01/15                                       500             507
Minneapolis Multifamily Housing, Churchill Project,
     Callable 10/01/11 @ 102 (FHA)
     7.050%, 10/01/22                                       750             781
Minneapolis Multifamily Housing, Seward Towers
     Project, Callable 12/20/00 @ 102 (GNMA)
     7.375%, 12/20/30                                     1,370           1,406
Minneapolis Multifamily Housing, Trinity Housing
     Project, Callable 02/01/01 @ 102
     7.875%, 02/01/06                                       185             194
     8.250%, 02/01/18                                     2,625           2,756
Minnesota State Housing Development Service,
     Callable 02/01/02 @ 102
     7.050%, 08/01/27                                       500             519
Moorhead Economic Development Authority, Series B,
     Callable 06/01/04 @ 102
     6.000%, 06/01/29                                     1,900           1,575
Roseville Housing Facilities Authority,
     Pre-refunded @ 102
     7.125%, 10/01/03 (B)                                 2,000           2,172
St. Cloud Housing & Redevelopment Authority,
     Pre-refunded @ 102
     7.500%, 12/01/00 (B)                                   500             520
St. Louis Park Multifamily Housing (GNMA)
     5.250%, 11/01/20                                       500             449
St. Louis Park Multifamily Housing,
     Callable 12/01/05 @ 102 (FHA)
     6.250%, 12/01/28                                       500             503
St. Paul Housing & Redevelopment Authority,
     Como Lake Project, Series B,
     Callable 05/05/00 @ 101 (FHA)
     7.500%, 03/01/26 (C)                                 1,500           1,460
Washington County, Housing & Redevelopment Authority,
     Briar Pond Project, Callable 08/20/09 @100
     5.600%, 08/20/34                                     1,000             918
White Bear Lake, Lake Square Housing, Series A,
     Callable 02/01/07 @ 102 (FHA)
     6.000%, 08/01/20                                     1,020           1,009
                                                                   ------------
                                                                         18,161
                                                                   ------------
INDUSTRIAL DEVELOPMENT -- 1.5%
Little Canada Commercial Development,
     Callable 04/01/03 @ 100 (MLO)
     7.100%, 04/01/13                                     1,650           1,660
Shakopee Commercial Development
     6.750%, 06/01/00                                        10              10
     6.750%, 12/01/00                                        15              15
     7.000%, 06/01/01                                        15              15
     7.000%, 12/01/01                                        15              15


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       27)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Shakopee Commercial Development,
     Callable 12/01/00 @ 101
     7.250%, 06/01/02                              $         15    $         15
     7.250%, 12/01/02                                        15              15
     7.350%, 06/01/03                                        15              15
     7.350%, 12/01/03                                        15              15
     7.350%, 06/01/04                                        15              15
     7.350%, 12/01/04                                        20              20
     7.500%, 06/01/05                                        15              15
     7.500%, 12/01/05                                        20              20
     7.500%, 06/01/06                                        20              20
     7.500%, 12/01/06                                        20              20
     7.500%, 06/01/07                                        20              20
     7.500%, 12/01/07                                        25              26
     7.500%, 06/01/08                                        20              20
     7.500%, 12/01/08                                        25              26
                                                                   ------------
                                                                          1,977
                                                                   ------------
POLLUTION CONTROL -- 0.7%
Minnesota State Public Facilities Authority, Water
     Pollution Control, Callable 03/01/08 @ 100
     4.750%, 03/01/18                                     1,000             895
                                                                   ------------
RECREATIONAL AUTHORITY -- 1.0%
Moorhead, Series A, Pre-refunded @ 100
     7.750%, 12/01/01 (B)                                 1,165           1,222
Moorhead, Series B
     5.000%, 12/01/02                                       125             123
                                                                   ------------
                                                                          1,345
                                                                   ------------
SCHOOL DISTRICT -- 1.1%
Golden Valley Breck School, Callable 10/01/09 @ 100
     5.750%, 10/01/14                                     1,000           1,020
South Washington County Independent School
     District #833, Callable 12/01/06 @ 100 (MLO)
     5.250%, 12/01/14                                       500             491
                                                                   ------------
                                                                          1,511
                                                                   ------------
UTILITIES -- 3.3%
Minnesota Water Finance Authority (CGIC)
     4.250%, 09/01/00                                     1,005           1,005
Southern Minnesota Municipal Power Agency,
     Callable 01/01/03 @ 102 (MBIA)
     5.000%, 01/01/12                                     1,000             966
     5.750%, 01/01/18                                       850             871
Western Minnesota Municipal Power Agency,
     Callable 01/01/06 @ 102 (AMBAC)
     5.500%, 01/01/12                                     1,000           1,018
Western Minnesota Municipal Power Agency,
     Callable 05/08/00 @ 100 (MBIA)
     9.750%, 01/01/16                                       410             588
                                                                   ------------
                                                                          4,448
                                                                   ------------
TOTAL REVENUE BONDS                                                      73,391
                                                                   ------------
GENERAL OBLIGATIONS -- 40.3%
Anoka-Hennepin Independent School District #11,
     Series A, Callable 02/01/10 @ 100 (FSA)
     5.750%, 02/01/17                                     1,000           1,018

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Becker Independent School District #726, Series A,
     Callable 02/01/10 @ 100 (FSA)
     6.000%, 02/01/21                              $      1,000    $      1,033
Big Lake Independent School District,
     Callable 02/01/07 @ 100 (MBIA)
     5.600%, 02/01/15                                     1,000           1,011
Bloomington Independent School District #271,
     Callable 02/01/10 @ 100  (FSA)
     5.000%, 02/01/20                                     1,000             919
Burnsville Independent School District #191, Series A,
     Callable 02/01/06 @ 100
     4.875%, 02/01/13                                     1,450           1,389
Chaska Independent School District #112, Series B,
     Cross-over refunded @ 100
     5.875%, 02/01/06                                     1,965           2,053
     5.875%, 02/01/06                                     2,200           2,298
     6.000%, 02/01/06                                     5,525           5,807
Columbia Heights Independent School District #13,
     Callable 02/01/07 @ 100
     5.250%, 02/01/15                                     1,000             986
Delano Independent School District #879,
     Callable 02/01/11 @ 100  (FSA)
     5.875%, 02/01/25                                     1,000           1,012
Eden Prairie Independent School District #272,
     Callable 02/01/08 @ 100
     5.100%, 02/01/12                                     1,150           1,137
Hawley Independent School District #150, Series A,
     Cross-over refunded @ 100 (FSA)
     5.750%, 02/01/06                                     1,500           1,558
Hennepin County, Series C
     3.600%, 12/01/04                                       505             505
Lakeville Independent School District #194,
     Callable 02/01/09 @ 100
     5.000%, 02/01/17                                     1,000             938
Metropolitan Council, Callable 06/01/05 @ 100
     5.600%, 06/01/15                                     1,000           1,010
Minneapolis, Series A, Callable 05/01/00 @ 100
     3.600%, 12/01/05 (D)                                 3,000           3,000
Minneapolis, Callable 09/01/05 @ 100
     5.200%, 03/01/13                                       400             397
Minneapolis Sports Arena, Callable 04/01/08 @ 100
     5.100%, 04/01/13                                       500             491
     5.100%, 10/01/13                                       250             245
Minnesota State Public Improvements,
     Callable 11/01/06 @ 100
     5.000%, 11/01/07                                     1,790           1,800
     5.000%, 11/01/08                                     1,500           1,505
     5.250%, 11/01/13                                     1,500           1,497
North Branch Independent School District #138,
     Cross-over refunded @ 100 (FGIC)
     5.600%, 02/01/05                                     1,500           1,542
North St. Paul Independent School District #622,
     Callable 05/01/06 @ 100
     5.850%, 05/01/17                                       500             508
Osseo Independent School District #279, Series A,
     Callable 02/01/04 @ 100
     8.971%, 02/01/14 (D)                                 3,195           3,219
Shakopee Independent School District #7,
     Callable 02/01/08 @ 100
     4.625%, 02/01/16                                     2,250           2,013

The accompanying notes are an integral part of the financial statements.


(28       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                    PAR (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
South Washington County Independent School
     District #833, Callable 06/01/05 @ 100 (MLO)
     5.850%, 06/01/15                              $        500    $        511
St. Cloud, Series A, Cross-over refunded @ 100
     8.655%, 08/01/13 (D)                                 5,200           5,376
St. Louis Park Independent School District #283,
     Callable 02/01/09 @ 100 (MSDCEP)
     5.700%, 02/01/17                                     2,000           2,032
St. Paul Independent School District #625,
     Callable 02/01/05 @ 100 (MLO)
     5.250%, 02/01/15                                     1,000             974
Wayzata Independent School District #284,
     Cross-over refunded @ 100 (FSA)
     5.950%, 02/01/05                                     1,000           1,043
     6.000%, 02/01/05                                     2,000           2,090
Wayzata Independent School District #284, Series A,
     Callable 02/01/07 @ 100
     5.500%, 02/01/17                                     4,000           4,004
                                                                   ------------
                                                                         54,921
                                                                   ------------
CERTIFICATES OF PARTICIPATION -- 2.8%
Hennepin County, Series A,
     Pre-refunded @ 100 (MLO)
     6.650%, 11/15/01 (B)                                 1,000           1,032
     6.750%, 11/15/01 (B)                                   575             594
     6.750%, 11/15/01 (B)                                   300             310
     6.800%, 11/15/01 (B)                                 1,750           1,810
                                                                   ------------
                                                                          3,746
                                                                   ------------
TAX REVENUE -- 0.3%
Duluth Economic Development Authority
     8.000%, 08/01/08                                       325             368
                                                                   ------------

TOTAL MUNICIPAL BONDS
     (Cost $131,119)                                                    132,426
                                                                   ------------

CLOSED-END INVESTMENT COMPANIES -- 1.7%
Voyageur Minnesota Municipal Income II                      126           1,561
Voyageur Minnesota Municipal Income III                      62             730
                                                                   ------------

TOTAL CLOSED-END INVESTMENT COMPANIES
     (Cost $2,618)                                                        2,291
                                                                   ------------

MONEY MARKET FUND -- 1.0%
Federated Minnesota Municipal Cash Trust              1,296,149           1,296
                                                                   ------------

TOTAL MONEY MARKET FUND
     (Cost $1,296)                                                        1,296
                                                                   ------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $135,033)                                                    136,013
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%                                   (19)
                                                                   ------------

MINNESOTA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value--
     2 billion authorized) based on
     8,891,866 outstanding shares                                  $     92,421
Portfolio Capital-- Class C ($0.0001 par value--
     2 billion authorized) based on
     181,760 outstanding shares                                           2,005
Portfolio Capital-- Class Y ($0.0001 par value--
     2 billion authorized) based on
     3,785,184 outstanding shares                                        40,867
Undistributed net investment income                                         186
Accumulated net realized loss on investments                               (465)
Net unrealized appreciation of investments                                  980
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    135,994
                                                                   ------------
Net asset value and redemption price per share -- Class A          $      10.58

Maximum sales charge of 2.50%  (E)                                         0.27
                                                                   ------------
Offering price per share -- Class A                                $      10.85
                                                                   ------------
Net asset value per share -- Class C (F)                           $      10.56

Maximum sales charge of 1.00% (G)                                          0.11
                                                                   ------------
Offering price per share -- Class C                                $      10.67
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      10.57
                                                                   ------------

(A) At March 31, 2000, the cost of securities purchased on a when issued basis were: Minnesota Agricultural & Economic Development Board, Series B and Series D in the amounts of $1,100,000 and $1,000,000 respectively.
(B) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(C) Security currently in partial default and is only 93.5% guaranteed. The effective interest rate is 7.50%
(D) Inverse Floating Rate Security--security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid.
(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(F) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(G) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CGIC--Capital Guaranty Insurance Company
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
MSDCEP--Minnesota School District Credit Enhancement Program


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       29)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

OREGON INTERMEIDATE TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%
REVENUE BONDS -- 39.9%
BUILDING -- 0.6%
Oregon State Fair & Exposition Center,
     Callable 10/01/01 @ 103 (AG)
     5.400%, 10/01/06                              $      1,010    $      1,020
                                                                   ------------
EDUCATION -- 4.2%
Multnomah County, University of Portland Educational
     Facilities, Callable 04/01/07 @ 102 (AMBAC)
     5.750%, 04/01/10                                     2,245           2,353
Oregon State Health, Housing, Educational & Cultural
     Facilities, George Fox University, Series A,
     Callable 03/01/07 @ 102
     5.400%, 03/01/09                                       395             400
     5.450%, 03/01/10                                       415             421
Oregon State Health, Housing, Educational & Cultural
     Facilities, Lewis & Clark College (MBIA)
     5.250%, 10/01/02                                       550             558
     5.300%, 10/01/03                                       630             641
Oregon State Health, Housing, Educational & Cultural
     Facilities, Reed College, Series A,
     Callable 07/01/06 @ 102
     5.375%, 07/01/15                                     2,000           1,952
Salem Educational Facilities, Willamette University
     5.500%, 04/01/04                                       500             512
Salem Educational Facilities, Willamette University,
     Callable 04/01/04 @ 101
     5.700%, 04/01/05                                       500             517
                                                                   ------------
                                                                          7,354
                                                                   ------------
HEALTHCARE -- 4.5%
Clackamas County Health Facilities Authority,
     Series A, Callable 03/01/02 @ 102 (MBIA)
     5.900%, 03/01/03                                       885             912
Clackamas County Hospital Revenue, Legacy Health
     Systems, Callable 08/15/09 @ 101
     5.250%, 02/15/11                                     2,000           1,974
Clackamas County Hospital Revenue, Mary's Woods,
     Series A, Callable 05/15/09 @ 102
     6.125%, 05/15/13                                     1,000             931
Clackamas County Hospital Revenue, Sisters
     Providence, Series A, Callable 04/01/02 @ 102
     6.200%, 10/01/02                                       680             700
Douglas County Hospital Facilities Authority, Catholic
     Health, Series B (MBIA)
     5.500%, 11/15/04                                       505             518
Medford Hospital Facilities Authority, Asante Health
     Systems, Callable 08/15/09 @ 100 (MBIA)
     5.250%, 08/15/11                                     1,000             999
     5.375%, 08/15/12                                     1,000           1,006
Salem Hospital Facilities Authority,
     Callable 08/15/08 @ 101
     5.250%, 08/15/14                                     1,000             962
                                                                   ------------
                                                                          8,002
                                                                   ------------

OREGON INTERMEIDATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
HOUSING -- 5.9%
Oregon State Housing & Community Services,
     Callable 07/01/03 @ 102
     5.750%, 07/01/12                              $      2,240    $      2,242
Oregon State Housing & Community Services,
     Series A, Callable 07/01/03 @ 102
     4.900%, 07/01/05                                     1,075           1,066
Oregon State Housing & Community Services,
     Series A, Callable 07/01/04 @ 102
     6.400%, 07/01/18                                     1,130           1,172
Oregon State Housing & Community Services,
     Series A, Callable 07/01/06 @ 102
     6.000%, 07/01/16                                     1,185           1,225
Portland Housing Authority, Callable 01/01/09 @ 100
     5.000%, 01/01/19                                     3,000           2,643
     5.100%, 01/01/27                                     1,000             858
Portland Housing Authority, Riverwood Project,
     Pre-refunded @ 100
     6.000%, 01/01/06 (A)                                 1,170           1,226
                                                                   ------------
                                                                         10,432
                                                                   ------------
IMPROVEMENTS -- 1.2%
Oregon State Department of Administrative Services
     Lottery, Series B (FSA)
     5.250%, 04/01/08                                     2,000           2,029
                                                                   ------------
MUNICIPAL BOND BANK -- 0.6%
Oregon State Economic Development Department,
     Callable 01/01/02 @ 102
     4.850%, 01/01/04                                       555             556
Oregon State Economic Development Department,
     Series A, Callable 01/01/06 @ 102 (MBIA)
     5.000%, 01/01/11                                       500             493
                                                                   ------------
                                                                          1,049
                                                                   ------------
POLLUTION CONTROL -- 2.0%
Baker County Pollution Control,
     Callable 07/01/00 @ 100 (SBA)
     5.750%, 07/01/00                                       285             286
     5.850%, 07/01/01                                       300             301
     5.950%, 07/01/02                                       315             316
     6.050%, 07/01/03                                       335             336
Port of St. Helens Pollution Control,
     Portland General Electric
     4.800%, 04/01/10                                     2,500           2,345
                                                                   ------------
                                                                          3,584
                                                                   ------------
PUBLIC UTILITY DISTRICT -- 0.3%
Northern Wasco County Hydroelectric Utility,
     McNary Dam Fishway Project,
     Callable 12/01/03 @ 102
     4.750%, 12/01/06                                       470             463
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


(30       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 5.0%
Oregon State Department of Transportation,
     Regional Light Rail Fund,
     Callable 06/01/04 @ 102 (MBIA)
     6.000%, 06/01/05                              $      2,000    $      2,099
Port Portland Airport, Series 7-A,
     Escrowed to Maturity (MBIA)
     6.125%, 07/01/00                                       800             804
     6.200%, 07/01/01                                       500             511
Port Portland Airport, Series 9-A,
     Callable 07/01/01 @ 102 (FGIC)
     5.400%, 07/01/04                                     1,775           1,805
Port Portland Airport, Series 12-A,
     Callable 01/01/09 @ 101 (FGIC)
     5.250%, 07/01/11                                     1,000           1,004
     5.250%, 07/01/12                                     2,000           2,001
Tri-County Metropolitan Transportation
     District, Series 1 (MGT)
     4.900%, 06/01/09                                       500             487
                                                                   ------------
                                                                          8,711
                                                                   ------------
UTILITIES -- 15.6%
Beaverton Water, Callable 06/01/04 @ 100 (FSA)
     6.125%, 06/01/14                                     1,000           1,040
Clackamas County Service District #1,
     Callable 10/01/06 @ 100
     6.200%, 10/01/09                                       700             736
Emerald Peoples Utility District (FGIC)
     7.200%, 11/01/02                                     1,235           1,310
Eugene Electric Utilities,
     Callable 08/01/06 @ 100 (FSA)
     5.375%, 08/01/11                                     1,195           1,209
Eugene Electric Utilities,
     Callable 08/01/07 @ 100 (FSA)
     5.000%, 08/01/11                                     1,305           1,285
Eugene Electric Utilities,
     Callable 08/01/08 @ 100 (FSA)
     4.800%, 08/01/13                                     1,190           1,119
Eugene Electric Utilities,
     Continuously Callable @ 100
     6.650%, 09/01/00                                     1,200           1,202
Eugene Electric Utilities, Series B,
     Continuously Callable  @ 101 (MBIA)
     4.750%, 08/01/12                                       670             629
Eugene Electric Utilities, Series B,
     Continuously Callable @ 101 (MBIA)
     4.900%, 08/01/14                                       475             445
Gresham Sewer
     4.950%, 06/01/02                                       615             618
Gresham Sewer, Callable 06/01/02 @ 102
     5.250%, 06/01/05                                       500             506
Marion County Solid Waste & Electric, Ogden
     Martin System Project (AMBAC)
     5.100%, 10/01/02                                     1,000           1,010
     5.500%, 10/01/06                                     1,400           1,442
Portland Sewer Systems, Series A
     5.550%, 06/01/04                                     1,085           1,114
Portland Sewer Systems, Series A,
     Callable 06/01/07 @ 100 (FGIC)
     5.000%, 06/01/08                                     1,000             999
     5.000%, 06/01/09                                     2,250           2,242
     5.000%, 06/01/15                                     2,000           1,900

OREGON INTERMEIDATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Portland Sewer Systems, Series B,
     Callable 04/01/02 @ 102 (FGIC)
     5.500%, 04/01/04                              $        600    $        615
Salem Water & Sewer (MBIA)
     6.000%, 06/01/06                                     1,135           1,199
Tualatin Valley Water District,
     Callable 06/01/08 @ 100 (FSA)
     5.000%, 06/01/12                                     1,000             977
Washington County Unified Sewerage Agency,
     Callable 10/01/06 @ 101 (FGIC)
     5.200%, 10/01/09                                     1,300           1,312
Washington County Unified Sewerage Agency,
     Series 1, Pre-refunded @ 100 (AMBAC)
     5.800%, 10/01/04 (A)                                 2,000           2,078
Washington County Unified Sewerage Agency,
     Series 1 (AMBAC)
     5.700%, 10/01/04                                     1,250           1,295
Washington County Unified Sewerage Agency,
     Series 1 (FGIC)
     5.750%, 10/01/08                                     1,000           1,051
                                                                   ------------
                                                                         27,333
                                                                   ------------

TOTAL REVENUE BONDS                                                      69,977
                                                                   ------------
GENERAL OBLIGATIONS -- 52.4%
Bear Creek Valley Sanitation Authority
     7.200%, 10/01/00                                       215             218
Beaverton Limited Tax, Series B,
     Callable 04/01/02 @ 100
     5.000%, 04/01/03                                       900             905
Chemeketa Oregon Community College (FGIC)
     5.500%, 06/01/13                                     2,170           2,223
Chemeketa Community College,
     Pre-refunded @ 100 (FGIC)
     5.650%, 06/01/06 (A)                                 1,000           1,039
Clackamas & Washington Counties Joint School
     District #3, Pre-refunded @ 100
     5.600%, 08/01/02 (A)                                 1,000           1,020
Clackamas & Washington Counties Joint School
     District #3, Callable 10/01/02 @ 101
     5.650%, 10/01/05                                       235             241
Clackamas & Washington Counties, Joint School
     District #3 Callable 06/01/07 @ 100 (FGIC)
     5.000%, 06/01/16                                     1,000             946
Clackamas County School District #7, Lake Oswego
     5.200%, 06/15/04                                       600             610
Clackamas County School District #12, North
     Clackamas, Callable 06/01/03 @ 101
     4.650%, 06/01/05                                     1,025           1,010
Clackamas County School District #12, North
     Clackamas, Callable 06/01/09 @ 100 (FGIC)
     5.250%, 06/01/12                                     2,000           2,009
Columbia River Peoples Utility District,
     Callable 06/01/06 @ 100 (AMBAC)
     4.375%, 06/01/07                                     1,245           1,184
Deschutes & Jefferson Counties School District #2,
     Redmond, Callable 06/01/03 @ 100 (MBIA)
     5.400%, 06/01/05                                     1,000           1,016
Deschutes County, Callable 12/01/06 @ 100 (MBIA)
     5.250%, 12/01/09                                     1,000           1,013
Eugene Public Safety Facilities,
     Callable 06/01/06 @ 100 (FGIC)
     5.700%, 06/01/16                                     1,295           1,315


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       31)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Jackson County School District #549-C (FSA)
     6.000%, 06/01/05                              $      1,125    $      1,183
Josephine County School District #7 (FGIC)
     5.750%, 06/01/06                                     1,525           1,594
Lincoln City, Callable 07/01/00 @ 100 (AMBAC)
     5.750%, 07/01/01                                       500             502
Lincoln City, Series A,
     Callable 08/01/00 @ 100 (AMBAC)
     5.000%, 02/01/03                                       305             305
Lincoln County School District (FGIC)
     5.500%, 06/15/04                                     2,095           2,152
     6.000%, 06/15/06                                     1,055           1,116
Marion & Polk Counties School District #24-J,
     Salem, Pre-refunded @ 100
     5.600%, 10/01/02 (A)                                   635             649
     5.700%, 10/01/02 (A)                                   660             676
     5.800%, 10/01/02 (A)                                   715             734
Marion County School District #7-J, Silverton,
     Callable 06/01/04 @ 101 (FSA)
     5.600%, 06/01/06                                       860             890
Metropolitan Open Spaces Program, Series A,
     Callable 09/01/03 @ 102
     5.000%, 09/01/04                                     1,025           1,032
Metropolitan Open Spaces Program, Series C,
     Callable 09/01/03 @ 102
     5.250%, 09/01/13                                     1,000             995
Metropolitan Service District, Oregon Convention
     Center Project, Callable 01/01/01 @ 101
     6.000%, 07/01/02                                     1,300           1,326
Metropolitan Service District, Oregon Convention
     Center Project, Series A, Callable 01/01/01 @ 101
     6.250%, 01/01/13                                       500             511
Metropolitan, Washington Park Zoo, Series A
     5.000%, 01/15/03                                     1,095           1,103
     6.000%, 01/15/05                                     1,215           1,272
Metropolitan, Washington Park Zoo, Series A,
     Callable 01/15/07 @ 100
     5.250%, 01/15/10                                     1,000           1,009
Morrow County School District #1 (MBIA)
     5.500%, 06/01/04                                       795             817
     5.500%, 06/01/05                                       835             860
Multnomah County, Callable 04/01/09 @ 100
     4.300%, 10/01/11                                     1,500           1,351
     4.500%, 10/01/13                                     2,000           1,806
Multnomah County School District #1, Portland
     4.250%, 06/01/03                                     1,000             979
Multnomah County School District #3, Park Rose,
     Callable 12/01/05 @ 100 (FGIC)
     5.600%, 12/01/07                                       780             803
Multnomah County School District #4, Gresham
     5.500%, 01/01/02                                       910             923
Multnomah County School District #4, Gresham,
     Pre-refunded @ 100
     5.800%, 01/01/02 (A)                                 1,400           1,425
Multnomah County School District #7,
     Reynolds (AMBAC)
     5.875%, 06/01/02                                     1,000           1,026
     5.500%, 06/01/06                                     1,000           1,030
Multnomah County School District #40
     5.250%, 06/01/04                                     1,000           1,016

OREGON INTERMEIDATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Oregon State
     6.000%, 08/01/02                              $      2,100    $      2,164
     6.000%, 02/01/03                                     1,000           1,034
Oregon State Alternative Energy, Private Act,
     Callable 07/01/04 @ 100
     5.300%, 07/01/05                                       900             914
Oregon State Board of Higher Education, Series B,
     Callable 10/15/02 @ 100
     6.250%, 10/15/12                                     1,375           1,419
Oregon State Board of Higher Education, Series A,
     Callable 08/01/09 @ 101
     5.500%, 08/01/15                                     1,255           1,266
Oregon State Pollution Control, Series A,
     Callable 11/01/07 @ 100
     4.875%, 11/01/11                                       455             443
Oregon State Pollution Control, Series C,
     Callable 06/01/03 @ 100
     5.625%, 06/01/13                                       275             278
Polk, Marion & Benton Counties School
     District #13-J (FGIC)
     5.500%, 12/01/03                                       955             981
Polk, Marion & Benton Counties School District #13-J,
     Callable 12/01/04 @ 101 (FGIC)
     5.500%, 12/01/05                                       570             589
Port Portland, Series A
     4.500%, 03/01/06                                     1,000             968
Portland Community College District, Series A,
     Pre-refunded @ 100 (A)
     6.000%, 07/01/02                                     1,500           1,541
Portland Community College District,
     Callable 07/01/07 @ 101 (AMBAC)
     5.500%, 07/01/10                                     2,850           2,937
Portland Emergency Facilities, Series A,
     Callable 06/01/09 @ 100
     5.000%, 06/01/12                                     1,060           1,039
Portland, Series C, Callable 06/01/00 @ 100
     5.500%, 12/01/00                                       250             251
Puerto Rico Commonwealth (MBIA)
     6.250%, 07/01/08                                     1,250           1,363
Salem, Series A, Pre-refunded @ 101
     5.600%, 01/01/01 (A)                                 1,410           1,438
Salem-Keizer School District #24-J,
     Callable 06/01/08 @ 100 (FSA)
     5.100%, 06/01/12                                     2,000           1,981
Salem-Keizer School District #24-J,
     Callable 06/01/09 @ 100 (SBG)
     5.250%, 06/01/12                                     1,000           1,003
Tri-County Metropolitan Transportation District,
     Series A, Pre-refunded @ 101
     5.600%, 07/01/02 (A)                                 2,000           2,057
     5.800%, 07/01/02 (A)                                 1,310           1,353
Tri-County Metropolitan Transportation District,
     Series A, Callable 07/01/09 @ 101
     5.250%, 07/01/12                                     1,000           1,003
Tri-County Metropolitan Transportation District,
     Light Rail Extension, Series A,
     Callable 07/01/09 @ 101
     5.250%, 07/01/10                                     1,115           1,129

The accompanying notes are an integral part of the financial statements.


(32       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Tri-County Service District
     5.000%, 09/01/02                              $      1,570    $      1,577
Tualatin Hills Park & Recreational District (FGIC)
     5.750%, 03/01/13                                       870             913
Tualatin Valley Water District, Wolf Creek, Series A,
     Callable 12/01/03 @ 100
     4.700%, 12/01/04                                     1,140           1,133
Washington & Clackamas Counties School
     District #23-J (FGIC)
     5.750%, 06/01/06                                     1,055           1,103
Washington & Clackamas Counties School
     District #23-J, Zero Coupon Bond
     4.700%, 06/01/11 (B)                                   435             237
Washington & Clackamas Counties, School
     District #23-J, Tigard, Zero Coupon Bond
     5.820%, 06/15/14 (B)                                 1,030             471
Washington County
     5.850%, 12/01/01                                       685             700
Washington County Criminal Justice Facilities,
     Pre-refunded @ 100
     5.625%, 12/01/04 (A)                                   850             878
     6.000%, 12/01/04 (A)                                 1,000           1,049
Washington County School District #1-J
     5.000%, 11/01/13                                     1,375           1,335
     5.000%, 11/01/14                                     1,000             963
Washington County School District #15, Forest Grove,
     Pre-refunded @ 101 (FGIC)
     5.800%, 06/01/04 (A)                                   575             601
Washington County School District #3, Hillsboro (MBIA)
     5.750%, 11/01/04                                       800             832
Washington County School District #48-J, Beaverton,
     Series B, Callable 06/01/00 @ 100
     5.700%, 06/01/02                                       780             782
Washington County School District #48-J, Beaverton
     5.900%, 09/01/01                                     1,065           1,086
Washington, Multnomah & Yamhill Counties School
     District #1-J, Callable 11/01/08 @ 100
     5.250%, 11/01/09                                     2,060           2,088
Washington, Multnomah & Yamhill Counties School
     District #1-J, Callable 06/01/09 @ 100
     5.250%, 06/01/12                                     1,185           1,187
Washington County School District #88-J, Sherwood,
     Callable 06/01/05 @ 100 (FSA)
     5.700%, 06/01/06                                     1,000           1,037
Wilsonville, Callable 07/01/00 @ 100
     7.100%, 01/01/01                                       200             201
     7.200%, 01/01/02                                       215             217
     7.300%, 01/01/03                                       235             237
Wilsonville, Callable 06/01/08 @ 100
     5.000%, 12/01/10                                     1,160           1,117
Yamhill County School District #29-J, Newberg,
     Callable 06/01/04 @ 101 (FSA)
     5.600%, 06/01/06                                       630             652
Yamhill County School District #40, McMinnville (FGIC)
     6.000%, 06/01/08                                       600             640
                                                                   ------------
                                                                         92,021
                                                                   ------------

OREGON INTERMEIDATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                    PAR (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION -- 5.5%
Multnomah County,
     Callable 08/01/08 @ 101 (MLO)
     4.750%, 08/01/11                              $      2,200    $      2,094
Multnomah County, Health Facilities Lease,
     Series A, Callable 07/01/03 @ 101 (MLO)
     5.100%, 07/01/04                                       925             935
Multnomah County, Juvenile Justice Project,
     Series A, Pre-refunded @ 101 (MLO)
     5.700%, 08/01/02 (A)                                   675             696
Oregon State Department of Administration
     Services (AMBAC) (MLO)
     5.500%, 05/01/07                                     1,000           1,030
Oregon State Department of
     Administrative  Services, Series A,
     Callable 11/01/05 @ 101 (MBIA) (MLO)
     5.000%, 11/01/06                                     1,350           1,354
Oregon State Department of
     Administrative  Services, Series A,
     Callable 05/01/09 @ 101 (AMBAC) (MLO)
     5.000%, 05/01/14                                     1,000             960
Oregon State Department of
     Administrative Services, Series B,
     Callable 11/01/07 @ 101 (AMBAC) (MLO)
     5.000%, 11/01/11                                       840             826
Oregon State Department of
     Administrative Services, Series C,
     Callable 05/01/06 @ 101 (MBIA) (MLO)
     5.750%, 05/01/07                                     1,635           1,708
                                                                   ------------
                                                                          9,603
                                                                   ------------
TAX REVENUE -- 0.6%
Tri-County Metropolitan Transportation District,
     Series A, Callable 08/01/02 @ 101
     5.450%, 08/01/04                                     1,000           1,019
                                                                   ------------

TOTAL MUNICIPAL BONDS
     (Cost $173,580)                                                    172,620
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 0.3%
First American Tax Free Obligations Fund (C)            546,036             546
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $546)                                                            546
                                                                   ------------

TOTAL INVESTMENTS -- 98.7%
     (Cost $174,126)                                                    173,166
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.3%                                 2,292
                                                                   ------------


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       33)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

OREGON INTERMEIDATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value--
     2 billion authorized) based on
     387,758 outstanding shares                                    $      3,833
Portfolio Capital -- Class Y ($0.0001 par value--
     2 billion authorized) based on
     17,804,012 outstanding shares                                      173,201
Undistributed net investment income                                          21
Accumulated net realized loss on investments                               (637)
Net unrealized depreciation of investments                                 (960)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    175,458
                                                                   ------------
Net asset value and redemption price per share -- Class A          $       9.64

Maximum sales charge of 2.50%  (D)                                         0.25
                                                                   ------------
Offering price per share -- Class A                                $       9.89
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $       9.64
                                                                   ------------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(B) The rate shown is the effective yield at the time of purchase.
(C) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

AG--Asset Guaranty
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association
MGT--Morgan Guaranty Trust
MLO--Municipal Lease Obligation
SBA--Small Business Administration
SBG--School Board Guaranty

TAX FREE FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 94.3%
ALASKA -- 1.3%
Alaska State Housing Finance Authority, Series A,
     Callable 06/01/07 @ 102 (RB) (MBIA)
     5.900%, 12/01/19                              $      1,000    $      1,005
                                                                   ------------
ARIZONA -- 2.8%
Maricopa County School District #4 (GO) (FSA)
     5.250%, 07/01/04                                     2,000           2,032
Tucson (GO)
     5.500%, 07/01/18                                       150             150
                                                                   ------------
                                                                          2,182
                                                                   ------------
CALIFORNIA -- 0.6%
California State, Callable 04/01/09 @ 101 (GO)
     4.750%, 04/01/22                                       500             434
                                                                   ------------
COLORADO -- 2.6%
La Junta Hospital, Arkansas Valley Medical Center
     Project, Callable 04/01/09 @ 101 (RB)
     6.000%, 04/01/19                                     1,000             876
Montrose County Health Care,
     Pre-refunded @ 102 (RB)
     8.250%, 11/01/02 (A)                                 1,000           1,097
                                                                   ------------
                                                                          1,973
                                                                   ------------
FLORIDA -- 3.0%
Clay County Development Authority, Cargill Project,
     Callable 03/01/02 @ 102 (GO)
     6.400%, 03/01/11                                       300             310
Florida State Board of Education, Series A,
     Callable 06/01/09 @ 101 (GO) (FGIC)
     4.500%, 06/01/23                                     2,450           2,033
                                                                   ------------
                                                                          2,343
                                                                   ------------
ILLINOIS -- 12.5%
Chicago, O' Hare Airport Project, Series A,
     Callable 09/01/09 @ 101 (RB)
     5.350%, 09/01/16                                     1,000             883
Chicago, O' Hare Airport Project, Series B (RB) (AMT)
     5.200%, 04/01/11                                     1,000             904
Illinois State Development Finance Authority,
     Pollution Control, Series A,
     Callable 07/01/06 @ 102 (RB)
     7.375%, 07/01/21                                       500             531
Illinois State Educational Facilities Authority, Augustana
     College, Callable 10/01/07 @ 100 (RB) (CLE)
     5.875%, 10/01/17                                       500             503
Illinois State Educational Facilities Authority, Augustana
     College, Callable 10/01/08 @ 100 (RB)
     5.250%, 10/01/18                                     1,000             893
Illinois State Health Facilities Authority, Hospital Sisters
     Services, Pre-refunded @ 102 (MBIA)
     9.068%, 06/07/02 (A) (B)                             1,000           1,100
Illinois State Toll Highway Authority, Series A (RB)
     6.300%, 01/01/12                                     1,000           1,087
Illinois State University Improvements,

The accompanying notes are an integral part of the financial statements.


(34       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
     Pre-refunded @ 100 (COP) (MLO)
     7.550%, 02/01/02 (A)                          $        110    $        115
     7.600%, 02/01/02 (A)                                   115             120
     7.700%, 02/01/02 (A)                                   100             105
     7.700%, 02/01/02 (A)                                   100             105
Rockford Multifamily Rivers Edge Apartments,
     Series A, Callable 01/20/08 @ 102 (RB) (GNMA)
     5.875%, 01/20/38                                     1,215           1,141
Rock Island, Friendship Manor Project (RB)
     7.000%, 06/01/06                                     1,100           1,093
Rock Island, Friendship Manor Project,
     Callable 06/01/03 @ 102 (RB)
     7.200%, 06/01/13                                       400             401
Southern Illinois University, Housing & Auxiliary,
     Zero Coupon Bond, Series A (RB) (MBIA)
     5.500%, 04/01/20 (C)                                 2,280             698
                                                                   ------------
                                                                          9,679
                                                                   ------------
INDIANA -- 6.5%
Hammond Multiple School Building, Series B,
     Escrowed to Maturity (RB) (MLO)
     6.000%, 01/15/13                                     1,000           1,054
Indiana State Educational Facilities Authority,
     St. Joseph's College Project,
     Callable 10/01/09 @ 102  (RB)
     7.000%, 10/01/29                                     1,000           1,001
Indiana State Municipal Power Agency,
     Power Supply, Series B (RB) (MBIA)
     6.000%, 01/01/11                                     1,000           1,064
     6.000%, 01/01/12                                     1,000           1,066
Lake County Redevelopment Authority
     (RB) (MBIA) (MLO)
     6.500%, 02/01/16                                       800             847
                                                                   ------------
                                                                          5,032
                                                                   ------------
LOUISIANA -- 1.3%
New Orleans, Ad Valorem Property Tax (GO) (FGIC)
     5.500%, 12/01/15                                     1,000           1,001
                                                                   ------------
MASSACHUSETTS -- 5.3%
Massachusetts Bay Transportation Authority, Series A,
     Callable 03/01/09 @ 101 (GO) (FGIC)
     5.750%, 03/01/21                                     2,000           2,005
Massachusetts State Turnpike Authority,
     Highway Improvements, Zero Coupon Bond,
     Series A (MBIA)
     5.650%, 01/01/28 (C)                                10,500           2,072
                                                                   ------------
                                                                          4,077
                                                                   ------------
MICHIGAN -- 1.9%
Black River Public School Academy,
     Callable 02/01/10 @ 100 (COP)
     7.250%, 02/01/30                                       950             949
Lakeview Community School,
     Pre-refunded @ 100 (GO) (FGIC)
     5.750%, 05/01/07 (A)                                   220             230
     5.750%, 05/01/07 (A)                                   280             293
                                                                   ------------
                                                                          1,472
                                                                   ------------

TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MINNESOTA -- 12.8%
Austin Housing & Redevelopment Authority,
     Gerard Project Health Care Facilities,
     Callable 09/01/09 @ 102 (RB)
     6.625%, 09/01/29                              $      1,000    $        903
Brooklyn Center Health Care Facility,
     Callable 12/01/03 @ 102 (RB)
     7.600%, 12/01/18                                       400             408
Cuyana Range Hospital District, Series A,
     Callable 06/01/07 @ 102 (RB)
     6.000%, 06/01/29                                     1,000             830
Eden Prairie Multifamily Housing,
     Callable 01/20/08 @ 102 (RB) (GNMA)
     5.500%, 01/20/18                                       500             472
Fergus Falls Health Care Facilities Authority, Series A,
     Callable 11/01/04 @ 102 (RB)
     7.000%, 11/01/19                                       500             481
Glencoe Hospital Board, Callable 08/01/04 @ 102 (RB)
     6.750%, 04/01/16                                       485             459
Hopkins, Multifamily Housing Renaissance Project,
     Callable 04/01/07 @102 (RB)
     6.250%, 04/01/15                                       500             507
New Hope Housing & Healthcare Facilities Authority,
     Masonic Home North Ridge,
     Callable 03/01/09 @ 102 (RB)
     5.750%, 03/01/15                                     2,000           1,714
Plymouth, Mission Farms Nursing Home Project,
     Callable 08/01/04 @ 102 (RB)
     7.500%, 08/01/24                                       500             510
Rochester Health Care Facilities Authority, Series A,
     Callable 11/15/02 @ 104
     8.017%, 11/15/15 (B)                                 1,000           1,030
Roseville Housing Facilities Authority,
     Pre-refunded @ 102 (RB)
     7.125%, 10/01/03 (A)                                 1,000           1,086
St. Anthony Housing & Redevelopment Authority,
     Callable 05/20/06 @ 102 (RB) (GNMA) (FHA)
     6.250%, 11/20/25                                     1,000           1,012
St. Paul Housing & Redevelopment Authority,
     Como Lake Project, Series B,
     Callable 04/17/00 @ 101 (RB) (FHA)
     7.500%, 03/01/26 (D)                                   500             487
                                                                   ------------
                                                                          9,899
                                                                   ------------
MISSOURI -- 1.3%
Kansas City Industrial Development Authority,
     Kingswood Retirement Facility, Series A,
     Callable 11/15/08 @ 102 (RB)
     5.375%, 11/15/09                                     1,100             987
                                                                   ------------
MONTANA -- 0.3%
Sidney Nursing Home, Pre-refunded @ 102 (RB)
     9.000%, 06/01/00 (A)                                   250             257
                                                                   ------------
NEBRASKA -- 1.3%
Nebraska Public Power District, Series C,
     Pre-refunded @ 101 (RB)
     4.750%, 07/01/04 (A)                                 1,000           1,005
                                                                   ------------
NEW JERSEY -- 2.6%
New Jersey State, Series E (GO)
     5.000%, 07/15/04                                     2,000           2,016
                                                                   ------------


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       35)

STATEMENTS OF NET ASSETS MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
NEW MEXICO -- 1.5%
New Mexico State Finance Authority, Mortgage
     Backed Securities (RB) (GNMA)
     6.400%, 07/01/15                              $        110    $        110
New Mexico State Finance Authority, Mortgage
     Backed Securities, Series D (RB)
     6.200%, 07/01/15                                     1,035           1,020
                                                                   ------------
                                                                          1,130
                                                                   ------------
NEW YORK -- 2.9%
Long Island Power Authority, New York Electric,
     Light & Power Improvements,
     Callable 06/01/08 @ 101 (RB) (AMBAC)
     5.250%, 12/01/26                                     1,000             918
New York City (GO) (MGT)
     4.100%, 08/15/18                                       400             400
New York City Public Improvements, Series C,
     Callable 05/01/09 @ 101 (RB)
     5.500%, 05/01/25                                     1,000             957
                                                                   ------------
                                                                          2,275
                                                                   ------------
NORTH DAKOTA -- 5.0%
Mercer County Pollution Control, Antelope
     Valley Station (RB) (AMBAC)
     7.200%, 06/30/13                                     3,300           3,834
                                                                   ------------
PUERTO RICO -- 0.6%
Puerto Rico Public Improvements,
     Callable 07/01/10 @ 100 (GO) (MBIA)
     5.750%, 07/01/26                                       500             502
                                                                   ------------
SOUTH DAKOTA -- 2.6%
South Dakota Economic Development Finance Authority,
     DTS Inc. Project, Series A,
     Callable 04/01/09 @ 102 (RB) (AMT)
     5.500%, 04/01/19                                     1,055             947
South Dakota State Health & Educational Facilities
     Authority, Callable 07/01/06 @ 102 (RB) (MBIA)
     6.000%, 07/01/14                                     1,000           1,032
                                                                   ------------
                                                                          1,979
                                                                   ------------
TENNESSEE -- 2.5%
Johnson City Health & Educational Facilities Authority,
     Series A, Callable 07/01/12 @ 103 (RB)
     7.500%, 07/01/33                                     2,000           1,937
                                                                   ------------
TEXAS -- 8.8%
Dallas International Airport,
     Callable 11/01/09 @ 101 (RB) (AGMT)
     6.375%, 05/01/35                                     1,000             959
Fort Bend Independent School District,
     Escrowed To Maturity (GO)
     5.000%, 02/15/14                                       500             483
Harris County Health Facilities,
     Tirr Project (RB)
     3.900%, 10/01/17                                     2,700           2,700
Harts Bluff School District (COP)
     8.800%, 11/15/00                                        50              50

TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Houston Employment Community (COP) (MLO)
     8.100%, 08/01/01                              $         25    $         25
     8.150%, 02/01/02                                        35              36
     8.150%, 08/01/02                                        35              36
     8.200%, 02/01/03                                        35              36
     8.200%, 08/01/03                                        35              36
     8.250%, 08/01/04                                        40              41
     8.300%, 02/01/05                                        40              41
     8.300%, 08/01/05                                        45              46
     8.350%, 02/01/06                                        20              20
     8.350%, 08/01/06                                        50              51
     8.400%, 08/01/07                                        25              25
     8.450%, 08/01/08                                        55              56
Houston Employment Community,
     Emnora Lane Project (COP) (MLO)
     7.850%, 05/01/04                                        10              10
     7.850%, 11/01/04                                        25              25
     7.900%, 05/01/05                                        25              25
     7.900%, 11/01/05                                        25              25
     8.000%, 11/01/06                                        30              30
     8.050%, 05/01/07                                        20              20
North Central Health Facility, Northwest Senior Housing,
     Series A, Callable 11/15/09 @ 102 (RB)
     7.250%, 11/15/19                                     1,000             942
North Central Health Facility, Series A,
     Pre-refunded @ 104 (RB) (MBIA)
     8.925%, 06/19/01 (A) (B)                             1,000           1,091
                                                                   ------------
                                                                          6,809
                                                                   ------------
UTAH -- 1.4%
Intermountain Power Agency, Power Supply,
     Series A (RB) (AMBAC)
     6.500%, 07/01/11                                     1,000           1,111
                                                                   ------------
WASHINGTON -- 5.1%
Washington Health Care Facilities Authority,
     Fred Hutchinson Cancer Center (RB) (MGT)
     4.100%, 01/01/18                                     2,330           2,330
Washington State Public Power Supply (RB)
     7.125%, 07/01/16                                       600             694
Washington State Public Power Supply,
     Nuclear Project, Series A,
     Callable 07/01/07 @ 102 (RB) (FSA)
     5.250%, 07/01/16                                     1,000             950
                                                                   ------------
                                                                          3,974
                                                                   ------------
WEST VIRGINIA -- 1.4%
West Virginia State, Series D (GO) (FGIC)
     6.500%, 11/01/26                                     1,000           1,095
                                                                   ------------
WISCONSIN -- 6.4%
Amery, Apple River Hospital Project,
     Callable 06/01/08 @ 100 (RB)
     5.700%, 06/01/13                                     1,440           1,340
Dallas, Nursing Home Project,
     Callable 05/01/03 @ 102 (RB) (FHA)
     6.250%, 05/01/19                                     1,000             879
Wisconsin State Health & Education Facilities
     Authority, Aurora Health Care,
     Callable 02/15/09 @ 101 (RB)
     5.500%, 02/15/20                                     1,000             816

The accompanying notes are an integral part of the financial statements.


(36       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
Wisconsin State Health & Education Facilities
     Authority, Beloit Memorial Hospital,
     Callable 07/01/03 @ 102 (RB)
     5.800%, 07/01/09                              $        555    $        531
Wisconsin State Health & Education Facilities
     Authority, Franciscan Skemp Medical Center (RB)
     6.125%, 11/15/15                                     1,000           1,007
Wisconsin State Health & Education Facilities
     Authority, Monroe Clinic,
     Callable 02/15/09 @ 101 (RB)
     5.375%, 02/15/22                                       500             415
                                                                   ------------
                                                                          4,988
                                                                   ------------

TOTAL MUNICIPAL BONDS
     (Cost $72,748)                                                      72,996
                                                                   ------------

CLOSED-END INVESTMENT COMPANIES -- 2.7%
Blackrock Investment Quality Municipal Trust             10,000             121
Van Kampen Advanced Municipal Income Trust                1,400              18
Van Kampen Advanced Municipal Income Trust II            30,700             342
Van Kampen Municipal Income Trust                        29,750             351
Van Kampen Municipal Opportunity Trust                   33,700             447
Van Kampen Municipal Trust                               58,700             756
Van Kampen Strategic Sector Municipal Trust               3,000              34
                                                                   ------------

TOTAL CLOSED-END INVESTMENT COMPANIES
     (Cost $2,269)                                                        2,069
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 1.9%
First American Tax Free Obligations Fund (E)          1,457,165           1,457
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $1,457)                                                        1,457
                                                                   ------------

TOTAL INVESTMENTS -- 98.9%
     (Cost $76,474)                                                      76,522
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%                                   832
                                                                   ------------

NET ASSETS:
Portfolio Capital -- Class A ($0.0001 par value--
     2 billion authorized) based on
     2,792,790 outstanding shares                                        28,299
Portfolio Capital-- Class C ($0.0001 par value--
     2 billion authorized) based on
     7,614 outstanding shares                                                83
Portfolio Capital-- Class Y ($0.0001 par value--
     2 billion authorized) based on
     4,655,535 outstanding shares                                        49,386
Undistributed net investment income                                          24
Accumulated net realized loss on investments                               (486)
Net unrealized appreciation of investments                                   48
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $     77,354
                                                                   ------------

TAX FREE FUND (CONLUDED)

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------
Net asset value and redemption price per share -- Class A          $      10.37

Maximum sales charge of 2.50% (F)                                          0.27
                                                                   ------------
Offering price per share -- Class A                                $      10.64
                                                                   ------------
Net asset value per share -- Class C (G)                           $      10.35

Maximum sales charge of 1.00% (H)                                          0.10
                                                                   ------------
Offering price per share -- Class C                                $      10.45
                                                                   ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                    $      10.38
                                                                   ------------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(B) Inverse Floating Rate Security--security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid.
(C) The rate shown is the effective yield at the time of purchase.
(D) Security currently in partial default and is only 93.5% guaranteed. The effective interest rate is 7.50%.
(E) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(G) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(H) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AGMT--Guaranty Agreement
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CLE--Connie Lee
COP--Certificate of Participation
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MGT--Morgan Guaranty Trust
MLO--Municipal Lease Obligation
RB--Revenue Bond


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       37)

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2000 (unaudited), in thousands


                                                                                           ARIZONA
                                                                                     TAX FREE FUND
---------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value (cost $5,825)                                              $ 5,947
RECEIVABLES:
Accrued income                                                                                  62
Capital shares sold                                                                          3,496
Other assets                                                                                     7
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                 9,512
===================================================================================================
LIABILITIES:
PAYABLES:
Securities purchased                                                                         1,026
Other liabilities                                                                                7
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                            1,033
===================================================================================================
TOTAL NET ASSETS                                                                             8,479
===================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital - Class A ($0.0001 par value - 2 billion authorized) based on 711,651
 outstanding shares                                                                          7,241
Portfolio capital - Class C ($0.0001 par value - 2 billion authorized) based on 119
 outstanding shares                                                                              1
Portfolio capital - Class Y ($0.0001 par value - 2 billion authorized) based on 110,800
 outstanding shares                                                                          1,123
Distributions in excess of net investment income                                                (8)
Net unrealized appreciation of investments                                                     122
---------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                           $ 8,479
===================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE - CLASS A                                   $ 10.31
===================================================================================================
Maximum sales charge of 2.50% (1)                                                             0.26
---------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE - CLASS A                                                         $ 10.57
===================================================================================================
NET ASSET VALUE PER SHARE - CLASS C (2)                                                    $ 10.31
===================================================================================================
MAXIMUM SALES CHARGE OF 1.00% (3)                                                             0.10
===================================================================================================
OFFERING PRICE PER SHARE -- CLASS C                                                        $ 10.41
===================================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS Y                   $ 10.31
===================================================================================================

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(2) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.


The accompanying notes are an integral part of the financial statements.

(38       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                                            COLORADO
                                                                                       TAX FREE FUND
-----------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value (cost $8,886)                                                 $9,113
Investments securities sold                                                                      430
RECEIVABLES:
Accrued income                                                                                   121
Capital shares sold                                                                              218
Other assets                                                                                       8
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                   9,890
=====================================================================================================
LIABILITIES:
PAYABLES:
Securities purchased                                                                             813
Other liabilities                                                                                  8
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                821
=====================================================================================================
TOTAL NET ASSETS                                                                               9,069
=====================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital - Class A ($0.0001 par value - 2 billion authorized) based on 645,768
 outstanding shares                                                                            6,500
Portfolio capital - Class C ($0.0001 par value - 2 billion authorized) based on 118
 outstanding shares                                                                                1
Portfolio capital - Class Y ($0.0001 par value - 2 billion authorized) based on 236,720
 outstanding shares                                                                            2,355
Distributions in excess of net investment income                                                  (9)
Accumulated net realized loss on investments                                                      (5)
Net unrealized appreciation of investments                                                       227
-----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                              $9,069
=====================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE - CLASS A                                      $10.27
=====================================================================================================
Maximum sales charge of 2.50% (1)                                                               0.26
-----------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE - CLASS A                                                            $10.53
=====================================================================================================
NET ASSET VALUE PER SHARE - CLASS C (2)                                                       $10.27
=====================================================================================================
MAXIMUM SALES CHARGE OF 1.00% (3)                                                               0.10
=====================================================================================================
OFFERING PRICE PER SHARE -- CLASS C                                                           $10.37
=====================================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS Y                      $10.28
=====================================================================================================

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(2) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.


The accompanying notes are an integral part of the financial statements.

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       39)

STATEMENTS OF OPERATIONS for the six months ended march 31, 2000 (unaudited), in thousands

                                                                          CALIFORNIA                           COLORADO
                                                           ARIZONA      INTERMEDIATE        CALIFORNIA     INTERMEDIATE
                                                  TAX FREE FUND(1)     TAX FREE FUND  TAX FREE FUND(1)    TAX FREE FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                      $ 27           $1,086               $ 42           $1,631
Dividends                                                       --               --                 --               --
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                         27            1,086                 42            1,631
========================================================================================================================
EXPENSES:
Investment advisory fees                                         4              151                  6              214
Less: Waiver of investment advisory fees                       (12)             (45)               (14)             (80)
Administrator fees                                               1               23                  1               33
Transfer agent fees                                              7               10                  7               30
Custodian fees                                                  --                6                 --                9
Directors' fees                                                 --               --                 --                1
Registration fees                                               --                2                 --                2
Professional fees                                               --                1                 --                1
Printing                                                        --                1                 --                2
Distribution fees - Class A                                      1                2                  1                6
Less: Waiver of distribution fees - Class A                     --               (2)                --               (6)
Distribution fees - Class C                                     --               --                 --               --
Less: Waiver of distribution fees - Class C                     --               --                 --               --
Other                                                           --                1                 --                2
------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                               1              150                  1              214
========================================================================================================================
INVESTMENT INCOME - NET                                         26              936                 41            1,417
========================================================================================================================
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Net realized loss on investments                                --             (110)                --             (120)
Net change in unrealized appreciation (depreciation)
 of investments                                                122               15                191             (714)
------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                 122              (95)               191             (834)
========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                              $148           $  841               $232           $  583
========================================================================================================================

(1) Fund commenced operations on February 1, 2000.


The accompanying notes are an integral part of the financial statements.

(40       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                 MINNESOTA                                  OREGON
         COLORADO         INTERMEDIATE        INTERMEDIATE           MINNESOTA        INTERMEDIATE
 TAX FREE FUND(1)        TAX FREE FUND       TAX FREE FUND       TAX FREE FUND       TAX FREE FUND       TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------

            $  56             $ 11,205             $ 7,379             $ 3,941             $ 4,612             $ 1,928
               --                   --                  --                  70                  --                   9
-----------------------------------------------------------------------------------------------------------------------
               56               11,205               7,379               4,011               4,612               1,937
=======================================================================================================================

                7                1,481                 976                 453                 624                 222
              (16)                (353)               (237)               (144)               (154)                (79)
                1                  230                 152                  70                  97                  34
                7                   16                  14                  40                  12                  27
               --                   63                  42                  20                  27                   9
               --                    4                   3                   1                   2                   1
                1                    9                   6                   5                   4                   2
               --                    4                   3                   1                   2                   1
               --                   15                  10                   5                   6                   2
                2                   12                  16                 123                   3                  38
               --                  (12)                (16)                 --                  (3)                 --
               --                   --                  --                   9                  --                  --
               --                   --                  --                  (3)                 --                  --
               --                    8                   7                   3                   4                   3
-----------------------------------------------------------------------------------------------------------------------
                2                1,477                 976                 583                 624                 260
=======================================================================================================================
               54                9,728               6,403               3,428               3,988               1,677
=======================================================================================================================


               (5)              (1,620)               (416)               (449)               (637)               (141)

              227               (2,590)             (2,074)               (993)               (768)               (500)
-----------------------------------------------------------------------------------------------------------------------
              222               (4,210)             (2,490)             (1,442)             (1,405)               (641)
=======================================================================================================================

            $ 276             $  5,518             $ 3,913             $ 1,986             $ 2,583             $ 1,036
=======================================================================================================================


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       41)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                              CALIFORNIA                                   COLORADO
                                                          ARIZONA           INTERMEDIATE         CALIFORNIA            INTERMEDIATE
                                                 TAX FREE FUND(1)          TAX FREE FUND   TAX FREE FUND(1)           TAX FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                           2/1/00     10/1/99    10/1/98             2/1/00      10/1/99    10/1/98
                                                               to          to         to                 to           to         to
                                                          3/31/00     3/31/00    9/30/99            3/31/00      3/31/00    9/30/99
------------------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited) (unaudited)                   (unaudited)  (unaudited)
OPERATIONS:
Investment income - net                                   $    26     $   936    $ 1,687            $    41      $ 1,417    $ 2,756
Net realized gain (loss) on investments                        --        (110)       (63)                --         (120)       (30)
Net change in unrealized appreciation/depreciation of
 investments                                                  122          15     (1,773)               191         (714)    (3,358)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   148         841       (149)               232          583       (632)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                     (28)        (31)       (17)               (28)        (111)      (181)
  Class C                                                      --          --         --                 --           --         --
  Class Y                                                      (6)       (907)    (1,655)               (27)      (1,277)    (2,569)
Net realized gain on investments:
  Class A                                                      --          --         (1)                --           --         (8)
  Class C                                                      --          --         --                 --           --         --
  Class Y                                                      --          --       (102)                --           (1)      (110)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           (34)       (938)    (1,775)               (55)      (1,389)    (2,868)
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
  Proceeds from sales                                       7,231       1,173      2,843              4,428          833      1,961
  Reinvestment of distributions                                29          24          8                 28           54        117
  Payments for redemptions                                    (19)     (1,628)      (882)               (69)        (807)    (1,426)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class A transactions                                      7,241        (431)     1,969              4,387           80        652
------------------------------------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                                           1          --         --                  1           --         --
  Reinvestment of distributions                                --          --         --                 --           --         --
  Payments for redemptions                                     --          --         --                 --           --         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class C transactions                                          1          --         --                  1           --         --
------------------------------------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                                       2,123       5,440     12,285              4,706        4,582     10,468
  Reinvestment of distributions                                 3           4         18                  7           --         15
  Payments for redemptions                                 (1,003)     (5,070)    (6,194)            (1,555)      (6,522)    (9,598)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class Y transactions                                      1,123         374      6,109              3,158       (1,940)       885
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                                8,365         (57)     8,078              7,546       (1,860)     1,537
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     8,479        (154)     6,154              7,723       (2,666)    (1,963)
NET ASSETS AT BEGINNING OF PERIOD                              --      43,511     37,357                 --       61,969     63,932
====================================================================================================================================
NET ASSETS AT END OF PERIOD (3)                           $ 8,479     $43,357    $43,511            $ 7,723      $59,303    $61,969
====================================================================================================================================


The accompanying notes are an integral part of the financial statements.

(42       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                               MINNESOTA
        COLORADO                  INTERMEDIATE              INTERMEDIATE
TAX FREE FUND(1)                 TAX FREE FUND             TAX FREE FUND
-------------------------------------------------------------------------
          2/1/00          10/1/99      10/1/98      10/1/99      10/1/98
              to               to           to           to           to
         3/31/00          3/31/00      9/30/99      3/31/00      9/30/99
-------------------------------------------------------------------------
      (unaudited)      (unaudited)               (unaudited)


           $  54        $   9,728    $  20,306    $   6,403    $  13,585
              (5)          (1,620)        (986)        (416)         349
             227           (2,590)     (22,883)      (2,074)     (15,089)
-------------------------------------------------------------------------

             276            5,518       (3,563)       3,913       (1,155)
-------------------------------------------------------------------------


             (39)            (226)        (477)        (290)        (557)
              --               --           --           --           --
             (24)          (9,553)     (19,747)      (6,103)     (13,003)

              --               --          (53)         (15)         (27)
              --               --           --           --           --
              --               --       (2,305)        (292)        (844)
-------------------------------------------------------------------------
             (63)          (9,779)     (22,582)      (6,700)     (14,431)
=========================================================================


           6,664            2,153        7,916        1,608        7,476
              38              138          275          165          340
            (202)          (5,093)      (6,033)      (4,112)      (2,825)
-------------------------------------------------------------------------

           6,500           (2,802)       2,158       (2,339)       4,991
-------------------------------------------------------------------------

               1               --           --           --           --
              --               --           --           --           --
              --               --           --           --           --
-------------------------------------------------------------------------

               1               --           --           --           --
-------------------------------------------------------------------------

           3,353           35,369       82,876       23,817       41,117
              --              870        2,114          178          397
            (998)         (88,438)     (77,736)     (47,314)     (64,442)
-------------------------------------------------------------------------

           2,355          (52,199)       7,254      (23,319)     (22,928)
-------------------------------------------------------------------------

           8,856          (55,001)       9,412      (25,658)     (17,937)
-------------------------------------------------------------------------
           9,069          (59,262)     (16,733)     (28,445)     (33,523)
              --          453,177      469,910      294,405      327,928
=========================================================================
           $9,069       $ 393,915    $ 453,177    $ 265,960    $ 294,405
=========================================================================

[WIDE TABLE CONTINUED FROM ABOVE]

                                            OREGON
               MINNESOTA              INTERMEDIATE
           TAX FREE FUND             TAX FREE FUND            TAX FREE FUND
----------------------------------------------------------------------------
    10/1/99      10/1/98      10/1/99      10/1/98     10/1/99      10/1/98
         to           to           to           to          to           to
    3/31/00      9/30/99      3/31/00      9/30/99     3/31/00      9/30/99
----------------------------------------------------------------------------
 (unaudited)               (unaudited)              (unaudited)

  $   3,428    $   6,480    $   3,988    $   8,135   $   1,677      $ 2,313
       (449)         (16)        (637)          38        (141)        (345)

       (993)      (8,149)        (768)      (9,416)       (500)      (3,488)
----------------------------------------------------------------------------

      1,986       (1,685)       2,583       (1,243)      1,036       (1,520)
----------------------------------------------------------------------------


     (2,559)      (5,793)         (68)         (49)       (775)      (1,858)
        (44)         (35)          --           --          (1)          (2)
       (810)        (690)      (3,921)      (8,067)       (894)        (466)
                                                                                 (1)Fund commenced operations
         --         (630)          --           --          --         (450)        on February 1, 2000.
         --           --           --           --          --           --      (2)See Note 4 in Notes to
         --          (47)         (35)        (483)         --           (6)        Financial Statements for
----------------------------------------------------------------------------        additional information.
     (3,413)      (7,195)      (4,024)      (8,599)     (1,670)      (2,782)     (3)Includes undistributed
============================================================================        (distributions in excess
                                                                                    of) net investment income
                                                                                    (000) of $(8) and $0 for
      7,862       14,016        1,871        3,538       1,128        2,072         Arizona Tax Free Fund, $17
      2,389        4,970           40           25         711        1,349         and $19 for California
    (22,983)     (21,970)        (173)      (1,468)     (5,217)      (7,577)        Intermediate Tax Free
----------------------------------------------------------------------------        Fund, $(14) and $0 for
                                                                                    California Tax Free Fund,
    (12,732)      (2,984)       1,738        2,095      (3,378)      (4,156)        $38 and $9 for Colorado
----------------------------------------------------------------------------        Intermediate Tax Free
                                                                                    Fund, $(9) and $0 for
        466        1,821           --           --          12          112         Colorado Tax Free Fund,
         27           20           --           --           2            2         $40 and $91 for
       (238)         (91)          --           --         (44)          (1)        Intermediate Tax Free
----------------------------------------------------------------------------        Fund, $61 and $51 for
                                                                                    Minnesota Intermediate Tax
        255        1,750           --           --         (30)         113         Free Fund, $186 and $171
----------------------------------------------------------------------------        for Minnesota Tax Free
                                                                                    Fund, $21 and $22 for
     26,509       15,055       17,514       31,317      39,726       21,777         Oregon Intermediate Tax
        221          322          236          471          53           47         Free Fund, and $24 and $17
     (3,986)      (5,201)     (23,005)     (31,008)    (10,250)      (2,318)        for Tax Free Fund, at
----------------------------------------------------------------------------        March 31, 2000, and
                                                                                    September 30, 1999,
     22,744       10,176       (5,255)         780      29,529       19,506         respectively.
----------------------------------------------------------------------------

     10,267        8,942       (3,517)       2,875      26,121       15,463
----------------------------------------------------------------------------
      8,840           62       (4,958)      (6,967)     25,487       11,161
    127,154      127,092      180,416      187,383      51,867       40,706
============================================================================
  $ 135,994    $ 127,154    $ 175,458    $ 180,416   $  77,354      $51,867
============================================================================


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       43)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.

                                                 REALIZED AND
                        NET ASSET                  UNREALIZED     DIVIDENDS
                            VALUE          NET       GAINS OR      FROM NET   DISTRIBUTIONS
                        BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                        OF PERIOD       INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
----------------------------------------------------------------------------------------------
ARIZONA TAX FREE FUND(1)
Class A
 2000* (unaudited)       $  10.00      $  0.10        $  0.30       $ (0.09)       $    --
Class C
 2000* (unaudited)       $  10.00      $  0.09        $  0.31       $ (0.09)       $    --
Class Y
 2000* (unaudited)       $  10.00      $  0.11        $  0.30       $ (0.10)       $    --
CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
 2000* (unaudited)       $   9.89      $  0.21        $ (0.03)      $ (0.21)       $    --
 1999                       10.37         0.42          (0.46)        (0.41)         (0.03)
 1998                       10.04         0.43           0.33         (0.43)            --
 1997(2)                    10.00         0.06           0.04         (0.06)            --
Class Y
 2000* (unaudited)       $   9.89      $  0.21        $ (0.02)      $ (0.21)       $    --
 1999                       10.36         0.42          (0.45)        (0.41)         (0.03)
 1998                       10.03         0.43           0.33         (0.43)            --
 1997(2)                    10.00         0.06           0.03         (0.06)            --
CALIFORNIA TAX FREE FUND(1)
Class A
 2000* (unaudited)       $  10.00      $  0.11        $  0.32       $ (0.09)       $    --
Class C
 2000* (unaudited)       $  10.00      $  0.09        $  0.33       $ (0.09)       $    --
Class Y
 2000* (unaudited)       $  10.00      $  0.12        $  0.32       $ (0.10)       $    --
COLORADO INTERMEDIATE TAX FREE FUND
Class A
 2000* (unaudited)       $  10.32      $  0.23        $ (0.13)      $ (0.23)       $    --
 1999                       10.89         0.46          (0.55)        (0.46)         (0.02)
 1998                       10.61         0.47           0.30         (0.47)         (0.02)
 1997                       10.42         0.48           0.24         (0.48)         (0.05)
 1996                       10.51         0.49          (0.04)        (0.49)         (0.05)
 1995                       10.15         0.49           0.36         (0.49)            --
Class Y
 2000* (unaudited)       $  10.29      $  0.23        $ (0.13)      $ (0.23)       $    --
 1999                       10.88         0.46          (0.57)        (0.46)         (0.02)
 1998                       10.61         0.47           0.29         (0.47)         (0.02)
 1997                       10.42         0.48           0.24         (0.48)         (0.05)
 1996                       10.51         0.49          (0.04)        (0.49)         (0.05)
 1995                       10.16         0.48           0.36         (0.49)            --
COLORADO TAX FREE FUND(1)
Class A
 2000* (unaudited)       $  10.00      $  0.10        $  0.26       $ (0.09)       $    --
Class C
 2000* (unaudited)       $  10.00      $  0.09        $  0.27       $ (0.09)       $    --
Class Y
 2000* (unaudited)       $  10.00      $  0.11        $  0.27       $ (0.10)       $    --
INTERMEDIATE TAX FREE FUND
Class A
 2000* (unaudited)       $  10.45      $  0.24        $ (0.10)      $ (0.24)       $    --
 1999                       11.05         0.46          (0.55)        (0.46)         (0.05)
 1998                       10.84         0.47           0.27         (0.47)         (0.06)
 1997                       10.66         0.47           0.24         (0.47)         (0.06)
 1996                       10.72         0.46           0.01         (0.46)         (0.07)
 1995                       10.28         0.49           0.43         (0.48)            --
Class Y
 2000* (unaudited)       $  10.43      $  0.24        $ (0.09)      $ (0.24)       $    --
 1999                       11.03         0.46          (0.55)        (0.46)         (0.05)
 1998                       10.82         0.47           0.27         (0.47)         (0.06)
 1997                       10.65         0.47           0.23         (0.47)         (0.06)
 1996                       10.72         0.46             --         (0.46)         (0.07)
 1995                       10.28         0.49           0.43         (0.48)            --
------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31. All ratios have been annualized.
(A) Excluding sales charges.
(1) Commenced operations on February 1, 2000. All ratios for the period have been annualized.
(2) Commenced operations on August 8, 1997. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(44       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                               RATIO OF       RATIO OF NET
                                                            RATIO OF NET    EXPENSES TO  INVESTMENT INCOME
  NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE         TO AVERAGE
      VALUE                     NET ASSETS   EXPENSES TO       INCOME TO     NET ASSETS         NET ASSETS   PORTFOLIO
     END OF          TOTAL          END OF       AVERAGE         AVERAGE     (EXCLUDING         (EXCLUDING    TURNOVER
     PERIOD      RETURN(A)    PERIOD (000)    NET ASSETS      NET ASSETS       WAIVERS)           WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------


   $  10.31          4.06%+      $  7,336          0.33%           5.14%          2.47%             3.00%            1%

   $  10.31          4.00%+      $      1          0.78%           4.35%          2.94%             2.19%            1%

   $  10.31          4.09%+      $  1,142          0.04%           4.84%          2.34%             2.54%            1%


   $   9.86          1.90%+      $  1,609          0.70%           4.32%          1.16%             3.86%           12%
       9.89         (0.40)          2,042          0.70            4.19           1.17              3.72             9
      10.37          7.80              82          0.70            4.22           1.21              3.71            22
      10.04          1.02+              1          0.69            4.48           1.36              3.81             3

   $   9.87          2.00%+      $ 41,748          0.70%           4.34%          0.91%             4.13%           12%
       9.89         (0.30)         41,469          0.70            4.11           0.92              3.89             9
      10.36          7.80          37,275          0.70            4.27           0.96              4.01            22
      10.03          0.92+         33,287          0.69            4.14           1.11              3.72             3


   $  10.34          4.36%+      $  4,477          0.30%           5.07%          1.92%             3.45%            0%

   $  10.33          4.20%+      $      1          0.77%           4.29%          2.81%             2.25%            0%

   $  10.34          4.39%+      $  3,245          0.08%           5.14%          1.93%             3.29%            0%


   $  10.19          1.02%+      $  4,754          0.70%           4.64%          1.21%             4.13%           13%
      10.32         (0.88)          4,733          0.70            4.32           1.15              3.87            33
      10.89          7.43           4,301          0.70            4.43           1.17              3.96            19
      10.61          7.11           4,187          0.70            4.55           1.16              4.09            11
      10.42          4.39           2,861          0.70            4.69           1.18              4.21            20
      10.51          8.57           2,189          0.70            4.83           1.27              4.26            19

   $  10.16          1.02%+      $ 54,549          0.70%           4.64%          0.96%             4.38%           13%
      10.29         (1.07)         57,236          0.70            4.31           0.90              4.11            33
      10.88          7.33          59,631          0.70            4.43           0.92              4.21            19
      10.61          7.11          54,378          0.70            4.55           0.91              4.34            11
      10.42          4.39          48,927          0.70            4.69           0.93              4.46            20
      10.51          8.47          50,071          0.70            4.84           1.02              4.52            19


   $  10.27          3.65%+      $  6,635          0.29%           5.31%          1.82%             3.78%            7%

   $  10.27          3.59%+      $      1          0.74%           4.64%          2.40%             2.98%            7%

   $  10.28          3.78%+      $  2,433          0.12%           5.36%          1.71%             3.77%            7%


   $  10.35          1.38%+      $  7,786          0.70%           4.59%          1.11%             4.18%           11%
      10.45         (0.78)         10,713          0.70            4.31           1.12              3.89            23
      11.05          7.04           9,196          0.70            4.31           1.11              3.90            27
      10.84          6.84           3,849          0.67            4.41           1.18              3.90            66
      10.66          4.45           2,618          0.66            4.35           1.17              3.84            53
      10.72          9.15             983          0.67            4.71           1.30              4.08            68

   $  10.34          1.48%+      $386,129          0.70%           4.59%          0.86%             4.43%           11%
      10.43         (0.79)        442,464          0.70            4.31           0.87              4.14            23
      11.03          7.05         460,714          0.70            4.32           0.86              4.16            27
      10.82          6.75         431,000          0.67            4.40           0.93              4.14            66
      10.65          4.35          66,994          0.66            4.35           0.92              4.09            53
      10.72          9.15          46,025          0.67            4.73           1.05              4.35            68
------------------------------------------------------------------------------------------------------------------------


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       45)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.

                                                 REALIZED AND
                        NET ASSET                  UNREALIZED     DIVIDENDS
                            VALUE           NET      GAINS OR      FROM NET  DISTRIBUTIONS
                        BEGINNING    INVESTMENT   (LOSSES) ON    INVESTMENT           FROM
                        OF PERIOD        INCOME   INVESTMENTS        INCOME  CAPITAL GAINS
--------------------------------------------------------------------------------------------
MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
 2000* (unaudited)        $  9.79      $  0.22        $ (0.09)      $ (0.22)       $    --
 1999                       10.29         0.43          (0.47)        (0.43)         (0.03)
 1998                       10.09         0.43           0.24         (0.43)         (0.04)
 1997                        9.91         0.44           0.21         (0.44)         (0.03)
 1996                        9.92         0.45           0.02         (0.45)         (0.03)
 1995                        9.58         0.46           0.33         (0.45)            --
Class Y
 2000* (unaudited)        $  9.76      $  0.22        $ (0.09)      $ (0.22)       $    --
 1999                       10.26         0.43          (0.47)        (0.43)         (0.03)
 1998                       10.06         0.43           0.24         (0.43)         (0.04)
 1997                        9.91         0.44           0.18         (0.44)         (0.03)
 1996                        9.92         0.45           0.02         (0.45)         (0.03)
 1995                        9.59         0.45           0.33         (0.45)            --
MINNESOTA TAX FREE FUND (B)
Class A
 2000* (unaudited)        $ 10.70      $  0.28        $ (0.12)      $ (0.28)       $    --
 1999                       11.46         0.55          (0.69)        (0.56)         (0.06)
 1998                       11.15         0.57           0.36         (0.56)         (0.06)
 1997                       10.89         0.57           0.31         (0.57)         (0.05)
 1996                       10.81         0.59           0.07         (0.58)            --
 1995                       10.28         0.66           0.53         (0.66)            --
Class C
 2000* (unaudited)        $ 10.69      $  0.27        $ (0.14)      $ (0.26)       $    --
 1999(1)                    11.38         0.37          (0.71)        (0.35)            --
Class Y
 2000* (unaudited)        $ 10.69      $  0.29        $ (0.12)      $ (0.29)       $    --
 1999                       11.45         0.58          (0.69)        (0.59)         (0.06)
 1998                       11.14         0.60           0.36         (0.59)         (0.06)
 1997(2)                    11.16         0.10          (0.02)        (0.10)            --
OREGON INTERMEDIATE TAX FREE FUND
Class A
 2000* (unaudited)        $  9.72      $  0.22        $ (0.08)      $ (0.22)       $    --
 1999(3)                    10.23         0.29          (0.51)        (0.29)            --
Class Y
 2000* (unaudited)        $  9.72      $  0.22        $ (0.08)      $ (0.22)       $    --
 1999                       10.24         0.43          (0.49)        (0.43)         (0.03)
 1998                       10.05         0.45           0.21         (0.45)         (0.02)
 1997(4)                    10.00         0.07           0.05         (0.07)            --
TAX FREE FUND (B)
Class A
 2000* (unaudited)        $ 10.54      $  0.26        $ (0.17)      $ (0.26)       $    --
 1999                       11.53         0.55          (0.86)        (0.55)         (0.13)
 1998                       11.21         0.55           0.36         (0.54)         (0.05)
 1997                       10.81         0.54           0.42         (0.54)         (0.02)
 1996                       10.69         0.56           0.12         (0.56)            --
 1995                       10.22         0.60           0.47         (0.60)            --
Class C
 2000* (unaudited)        $ 10.52      $  0.24        $ (0.17)      $ (0.24)       $    --
 1999(1)                    11.34         0.35          (0.82)        (0.35)            --
Class Y
 2000* (unaudited)        $ 10.54      $  0.27        $ (0.15)      $ (0.28)       $    --
 1999                       11.54         0.57          (0.86)        (0.58)         (0.13)
 1998(5)                    11.31         0.10           0.22         (0.09)            --
--------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31. All ratios have been annualized.
(A) Excluding sales charges.
(B) The financial highlights for the Minnesota Tax Free Fund and Tax Free Fund as set forth herein include the historical financial highlights of the Piper Minnesota Tax-Exempt Fund Class A shares and Class Y shares, and the Piper National Tax-Exempt Fund Class A shares, respectively. The assets of the Piper Minnesota Tax-Exempt Fund and Piper National Tax-Exempt Fund were acquired by Minnesota Tax Free Fund and Tax Free Fund, respectively on July 31, 1998. In connection with this acquisition, (i) Class A shares of the Piper Minnesota Tax-Exempt Fund and Piper National Tax-Exempt Fund were exchanged for Class A shares of the Minnesota Tax Free Fund and Tax Free Fund, respectively, (ii) Class Y shares of the Piper Minnesota Tax-Exempt Fund were exchanged for Class Y shares of the Minnesota Tax Free Fund. On July 31, 1998 the Fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank National Association.
(1) Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(2) Class Y shares have been offered since August 1, 1997. All ratios for the period have been annualized.
(3) Class A shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(4) Commenced operations on August 8, 1997. All ratios for the period have been annualized.
(5) Class Y shares have been offered since July 31, 1998. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       46)

                                                                                     RATIO OF        RATIO OF NET
                                                                  RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
  NET ASSET                                            RATIO OF     INVESTMENT        AVERAGE          TO AVERAGE
      VALUE                        NET ASSETS       EXPENSES TO      INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
     END OF           TOTAL            END OF           AVERAGE        AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
     PERIOD      RETURN (A)      PERIOD (000)        NET ASSETS     NET ASSETS       WAIVERS)            WAIVERS)        RATE
-----------------------------------------------------------------------------------------------------------------------------
   $   9.70            1.49%+        $ 12,158              0.70%          4.58%          1.12%          4.16%            10%
       9.79           (0.43)           14,629              0.70           4.30           1.12           3.88             12
      10.29            6.80            10,330              0.70           4.30           1.11           3.89             24
      10.09            6.72             7,453              0.70           4.49           1.15           4.04             20
       9.91            4.80             3,916              0.70           4.52           1.18           4.04             19
       9.92            8.46             2,219              0.70           4.74           1.25           4.19             38

   $   9.67            1.49%+        $253,802              0.70%          4.58%          0.87%          4.41%            10%
       9.76           (0.44)          279,776              0.70           4.28           0.87           4.11             12
      10.26            6.82           317,598              0.70           4.30           0.86           4.14             24
      10.06            6.42           297,122              0.70           4.47           0.90           4.27             20
       9.91            4.80            93,394              0.70           4.53           0.93           4.30             19
       9.92            8.34            61,693              0.70           4.76           1.00           4.46             38
   $  10.58            1.50%+        $ 94,074              0.95%          5.22%          1.16%          5.01%            10%
      10.70           (1.31)          108,116              0.95           4.98           1.17           4.76             15
      11.46            8.58           118,937              0.95           5.05           1.01           4.99             16
      11.15            8.32           125,659              0.95           5.17           1.01           5.11             17
      10.89            6.24           125,677              0.90           5.38           0.99           5.29             35
      10.81           11.38           133,857              0.91           5.80           0.99           5.72             30

   $  10.56            1.22%+        $  1,920              1.35%          4.83%          1.91%          4.27%            10%
      10.69           (3.03)+           1,682              1.35           4.70           1.87           4.18             15

   $  10.57            1.63%+        $ 40,000              0.70%          5.50%          0.91%          5.29%            10%
      10.69           (1.07)           17,356              0.70           5.26           0.87           5.09             15
      11.45            8.83             8,155              0.78           5.79           0.82           5.75             16
      11.14            0.72+            9,010              0.75           5.73           0.75           5.73             17


   $   9.64            1.44%+        $  3,739              0.70%          4.49%          1.12%          4.07%             7%
       9.72           (2.22)+           2,005              0.70           4.37           1.12           3.95             13

   $   9.64            1.44%+        $171,719              0.70%          4.47%          0.87%          4.30%             7%
       9.72           (0.66)          178,411              0.70           4.30           0.87           4.13             13
      10.24            6.66           187,383              0.70           4.43           0.87           4.26             20
      10.05            1.17+          182,069              0.70           4.55           1.09           4.16              4


   $  10.37            0.93%+        $ 28,967              0.95%          5.15%          1.19%          4.91%             6%
      10.54           (2.81)           32,893              1.00           4.97           1.23           4.74             21
      11.53            8.41            40,351              1.10           4.84           1.16           4.78              7
      11.21            9.09            49,638              1.11           4.91           1.17           4.85             28
      10.81            6.42            45,935              1.03           5.15           1.13           5.05             43
      10.69           10.30            57,061              1.01           5.37           1.09           5.29             28

   $  10.35            0.73%+        $     79              1.35%          4.75%          1.94%          4.16%             6%
      10.52           (4.23)+             110              1.35           4.54           1.93           3.96             21

   $  10.38            1.15%+        $ 48,308              0.70%          5.42%          0.94%          5.18%             6%
      10.54           (2.66)           18,864              0.71           5.26           1.01           4.96             21
      11.54            2.83+              355              0.85           5.61           0.91           5.55              7
-----------------------------------------------------------------------------------------------------------------------------


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       47)

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000 (UNAUDITED)

1 >  ORGANIZATION

     The First American Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Oregon Intermediate Tax Free Fund, and Tax Free Fund (collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"). The First American Corporate Bond Fund, Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, Strategic Income Fund, Balanced Fund, Real Estate Securities Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund, International Index Fund, International Fund, Health Sciences Fund, Technology Fund, Emerging Markets Fund, and Mid Cap Growth Fund are also funds offered by FAIF but are not included in this report. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the board of directors to create additional funds in the future.

     These FAIF Funds offer Class A and Class Y shares. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund and Tax Free Fund also offer Class C shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge for 18 months.

     The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for FAIF Fund investments are furnished by one or more independent pricing services that have been approved by the Board of Directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Investments in closed-end mutual funds which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -
     The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of September 30th and October 31st.


(48       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At March 31, 2000, the Arizona Tax Free, California Tax Free, Colorado Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free and the Minnesota Tax Free Funds had outstanding when-issued commitments of $396,614, $391,780, $217,000, $2,665,149, $1,244,337 and
     $2,100,000 respectively.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), First American Asset Management (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank"), manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the FAIF Funds is equal to an annual rate of 0.70% of the average daily net assets. The advisor intends to waive fees during the current fiscal year so that total fund operating expenses do not exceed expense limitations. Fee waivers may be discontinued at any time.

     The Funds may invest in First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     ADMINISTRATION FEES - SEI Investments Management Corporation ("SIMC") provided administrative services, including certain accounting, legal, and shareholder services to the First American Family of Funds from October 1, 1999 through December 31, 1999. Effective January 1, 2000 U.S. Bank was appointed as the administrator and began providing administrative services to the First American Family of Funds. Under both arrangements, the Funds are charged an annual rate of 0.12% of each FAIF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAIF Fund is reduced to 0.105% of their relative share of excess net assets. Fees are computed daily and paid monthly.

     SUB-ADMINISTRATION FEES - U.S. Bank assisted SIMC and provided sub-administration services for the Funds from October 1, 1999 through December 31, 1999. For these services SIMC compensates U.S. Bank, as sub-administrator, monthly at an annual rate of up to 0.05% of each Fund's daily net assets. The fees for each Fund from October 1, 1999 through December 31, 1999 were approximately


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       49)

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000 (UNAUDITED)

     0.017% of average daily net assets. Under this arrangement, SIMC paid U.S. Bank $2,646,000 in aggregate for this three month period.

     Effective January 1, 2000, SIMC was appointed sub-administrator and began assisting U.S. Bank in providing sub-administration services for the Funds. For these services, U.S. Bank compensates SIMC monthly at an annual rate equal to 0.05% of aggregate average daily net assets of FAIF. In addition, SIMC also receives 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on assets over $60 billion for all Funds. There is a minimum $50,000 per Fund fee (the oldest 38 Funds are excluded). U.S. Bank paid SIMC $2,820,000 in aggregate from January 1, 2000 through March 31, 2000 for the First American Family of Funds. For the Funds included in this semi-annual report the amounts paid to U.S. Bank and SIMC for their respective periods were as follows (000):

                                                         U.S. BANK          SIMC
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                 $ --             $ --
     California Intermediate Tax Free Fund                    4                3
     California Tax Free Fund                                --                1
     Colorado Intermediate Tax Free Fund                      5               10
     Colorado Tax Free Fund                                  --                5
     Intermediate Tax Free Fund                              36               65
     Minnesota Intermediate Tax Free Fund                    24               43
     Minnesota Tax Free Fund                                 11               21
     Oregon Intermediate Tax Free Fund                       15               28
     Tax Free Fund                                            5               11
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets.

     DISTRIBUTION FEES - SEI Investments Distribution Co. ("SIDCO") serves as distributor of the Funds. Under the distribution plan, each of the Funds pay SIDCO a monthly distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares and 1.00% of the Class C shares, respectively, which may be used by SIDCO to provide compensation for sales support and distribution activities. All Class A distribution fees are currently being waived in California Intermediate Tax Free, Colorado Intermediate Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free and Oregon Intermediate Tax Free Funds. For Class C, the distributor is currently waiving 0.35% of average daily net assets for the Minnesota Tax Free and Tax Free Funds. No distribution fees are paid by Class Y shares. Under the agreement, SIDCO paid U.S. Bank and its affiliates the following amounts for the Funds included in this semiannual report, for the six months ended March 31, 2000 (000):

                                                       U.S. BANCORP    U.S. BANK
                                        U.S. BANK     PIPER JAFFRAY        TRUST
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                $ --            $ 1             $ --
     California Tax Free Fund               --              1               --
     Colorado Tax Free Fund                 --              1               --
     Minnesota Tax Free Fund                 2             77               --
     Tax Free Fund                          --             24               --
     ---------------------------------------------------------------------------

     TRANSFER AGENT FEES - From October 1, 1999 to December 31, 1999 DST Systems, Inc. provided transfer agency services for the Funds. Effective January 1, 2000 US Bank was appointed as transfer agent and dividend disbursement agent. As the servicing agent US Bank was paid $4,252,000 in aggregate for the six month period ended March 31, 2000. For the six month period ended March 31, 2000 fees paid to US bank for the funds included in this report were as follows (000):

     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                   $ 7
     California Intermediate Tax Free Fund                                     7
     California Tax Free Fund                                                  6
     Colorado Intermediate Tax Free Fund                                       7
     Colorado Tax Free Fund                                                    7
     Intermediate Tax Free Fund                                                8
     Minnesota Intermediate Tax Free Fund                                      7
     Minnesota Tax Free Fund                                                  31
     Oregon Intermediate Tax Free Fund                                         7
     Tax Free Fund                                                            19
     ---------------------------------------------------------------------------


(50       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the six months ended March 31, 2000, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") of 1.00% is imposed on redemptions made in the Class C shares for the first 18 months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2000, sales charges retained by SIDCO for distributing the First American Family of Funds' shares were approximately $118,000.


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       51)

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the funds were as follows (000):

                                                                              CALIFORNIA                                 COLORADO
                                                       ARIZONA              INTERMEDIATE       CALIFORNIA            INTERMEDIATE
                                              TAX FREE FUND(1)             TAX FREE FUND TAX FREE FUND(1)           TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                        2/1/00      10/1/99      10/1/98         2/1/00      10/1/99      10/1/98
                                                            to           to           to             to           to           to
                                                       3/31/00      3/31/00      9/30/99        3/31/00      3/31/00      9/30/99
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)  (unaudited)                 (unaudited)  (unaudited)
Class A:
 Shares issued                                             710          121          283            437           82          187
 Shares issued in lieu of cash distributions                 3            2            1              3            5           11
 Shares redeemed                                            (2)        (166)         (86)            (7)         (79)        (134)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                 711          (43)         198            433            8           64
==================================================================================================================================
Class C:
 Shares issued                                              --           --           --             --           --           --
 Shares issued in lieu of cash distributions                --           --           --             --           --           --
 Shares redeemed                                            --           --           --             --           --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                  --           --           --             --           --           --
==================================================================================================================================
Class Y:
 Shares issued                                             211          555        1,202            467          451          982
 Shares issued in lieu of cash distributions                --           --            2              1           --            1
 Shares redeemed                                          (100)        (517)        (610)          (154)        (645)        (904)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                 111           38          594            314         (194)          79
==================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                  822           (5)         792            747         (186)         143
==================================================================================================================================

                                                                                              MINNESOTA
                                               COLORADO            INTERMEDIATE            INTERMEDIATE               MINNESOTA
                                       TAX FREE FUND(1)           TAX FREE FUND           TAX FREE FUND           TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                 2/1/00      10/1/99    10/1/98     10/1/99     10/1/98     10/1/99     10/1/98
                                                     to           to         to          to          to          to          to
                                                3/31/00      3/31/00    9/30/99     3/31/00     9/30/99     3/31/00     9/30/99
-------------------------------------------------------------------------------------------------------------------------------
                                            (unaudited)   unaudited)                (unaudited)          (unaudited)
Class A:
 Shares issued                                      662         208         727         167         736         750       1,245
 Shares issued in lieu of cash distributions          4          13          25          17          34         228         445
 Shares redeemed                                    (20)       (494)       (559)       (426)       (279)     (2,186)     (1,971)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                          646        (273)        193        (242)        491      (1,208)       (281)
===============================================================================================================================
Class C:
 Shares issued                                       --          --          --          --          --          44         163
 Shares issued in lieu of cash distributions         --          --          --          --          --           3           2
 Shares redeemed                                     --          --          --          --          --         (22)         (8)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                           --          --          --          --          --          25         157
===============================================================================================================================
Class Y:
 Shares issued                                      337       3,435       7,662       2,475       4,072       2,520       1,351
 Shares issued in lieu of cash distributions         --          85         196          19          40          21          29
 Shares redeemed                                   (100)     (8,583)     (7,207)     (4,918)     (6,406)       (379)       (469)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                          237      (5,063)        651      (2,424)     (2,294)      2,162         911
===============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES           883      (5,336)        844      (2,666)     (1,803)        979         787
===============================================================================================================================

                                                                 OREGON
                                                           INTERMEDIATE
                                                          TAX FREE FUND            TAX FREE FUND
------------------------------------------------------------------------------------------------
                                                  10/1/99       10/1/98      10/1/99     10/1/98
                                                       to            to           to          to
                                                  3/31/00       9/30/99      3/31/00     9/30/99
------------------------------------------------------------------------------------------------
                                                 (unaudited)                 (unaudited)
Class A:
 Shares issued                                        196           354          110         184
 Shares issued in lieu of cash distributions            4             2           69         121
 Shares redeemed                                      (18)         (150)        (508)       (683)
------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                            182           206         (329)       (378)
================================================================================================
Class C:
 Shares issued                                         --            --            2          10
 Shares issued in lieu of cash distributions           --            --           --          --
 Shares redeemed                                       --            --           (4)         --
------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                             --            --           (2)         10
================================================================================================
Class Y:
 Shares issued                                      1,819         3,112        3,859       1,965
 Shares issued in lieu of cash distributions           25            47            5           4
 Shares redeemed                                   (2,395)       (3,108)        (998)       (210)
------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                           (551)           51        2,866       1,759
================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES            (369)          257        2,535       1,391
================================================================================================

(1) Fund commenced operations on February 1, 2000.

(52       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2000, purchases of securities and proceeds from sales of securities, other than temporary investments in short term securities, were as follows (000):



                                                        INVESTMENT SECURITIES
                                                    ----------------------------
                                                    PURCHASES             SALES
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                             $5,095             $   44
     California Intermediate Tax Free Fund              5,835              4,988
     California Tax Free Fund                           6,730                 --
     Colorado Intermediate Tax Free Fund                7,846              9,081
     Colorado Tax Free Fund                             9,093                464
     Intermediate Tax Free Fund                        45,322             99,947
     Minnesota Intermediate Tax Free Fund              25,902             52,590
     Minnesota Tax Free Fund                           18,250             10,863
     Oregon Intermediate Tax Free Fund                 11,856             15,321
     Tax Free Fund                                     23,302              3,727
     ---------------------------------------------------------------------------
     At March 31, 2000, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2000, is as follows (000):

                                      AGGREGATE GROSS  AGGREGATE GROSS
                                         APPRECIATION     DEPRECIATION      NET
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                     $  123         $    (1)  $   122
     California Intermediate Tax Free Fund        782            (271)      511
     California Tax Free Fund                     191              --       191
     Colorado Intermediate Tax Free Fund        1,224          (1,037)      187
     Colorado Tax Free Fund                       230              (3)      227
     Intermediate Tax Free Fund                 3,996          (6,768)   (2,772)
     Minnesota Intermediate Tax Free Fund       3,649          (4,053)     (404)
     Minnesota Tax Free Fund                    3,536          (2,556)      980
     Oregon Intermediate Tax Free Fund          1,872          (2,832)     (960)
     Tax Free Fund                              1,676          (1,628)       48
     ---------------------------------------------------------------------------


6 >  CONCENTRATION OF CREDIT RISK

     The Intermediate Tax Free and Tax Free Funds invest in debt instruments of municipal issuers. Although these Funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

     These Funds invest in securities that include revenue bonds, certificates of participation and general obligation bonds. At March 31, 2000, the percentage of portfolio investments by each revenue source was as follows:

                                                    INTERMEDIATE
                                               TAX FREE TAX FREE
                                                            FUND          FUND
     --------------------------------------------------------------------------
     Revenue Bonds:
      Authority                                                2%            1%
      Building                                                 3            --
      Education                                                8             6
      Healthcare                                              13            37
      Housing                                                  9             8
      Pollution Control                                        2             6
      Transportation                                          12            11
      Utility                                                 11             9
      Other                                                    4             4
     General Obligations                                      35            15
     Certificates of Participation                             1             3
                                                      --------------------------
                                                             100%          100%
     ---------------------------------------------------------------------------


                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       53)

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000 (UNAUDITED)

     The rating of long term securities as a percentage of total value of investments at March 31, 2000, is as follows:

STANDARD &             CALIFORNIA                    COLORADO
POOR'S/      ARIZONA INTERMEDIATE    CALIFORNIA  INTERMEDIATE     COLORADO
MOODY'S     TAX FREE     TAX FREE      TAX FREE      TAX FREE     TAX FREE
RATINGS:        FUND         FUND          FUND          FUND         FUND
--------------------------------------------------------------------------
AAA/Aaa           59%          63%           50%           60%          69%
AA/Aa              5           16            17            15           18
A/A               16           14             8            12            5
BBB/Baa            9            7            16             4            1
D                 --           --            --            --           --
NR                11                          9             9            7
         -----------------------------------------------------------------
                 100%         100%          100%          100%         100%
--------------------------------------------------------------------------


[WIDE TABLE CONTINUED FROM ABOVE]


STANDARD &                  MINNESOTA                    OREGON
POOR'S/   INTERMEDIATE   INTERMEDIATE    MINNESOTA INTERMEDIATE
MOODY'S       TAX FREE       TAX FREE     TAX FREE     TAX FREE    TAX FREE
RATINGS:          FUND           FUND         FUND         FUND        FUND
---------------------------------------------------------------------------
AAA/Aaa             57%            65%          41%          53%         25%
AA/Aa               22             21           12           31          29
A/A                 13              4            9           15          16
BBB/Baa              2              4           10           --           3
D                   --             --            1           --           1
NR                   6              6           27            1          26
        -------------------------------------------------------------------
                   100%           100%         100%         100%        100%
---------------------------------------------------------------------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.


7 >  LINE OF CREDIT

     Pursuant to a commitment letter dated September 7, 1999, Citibank N.A. provides a revolving line of credit to FAIF for short term or emergency purposes. The loans are for the respective benefit of and repayable from the respective assets of each Fund. The aggregate principal amount of all borrowings may not exceed $100,000,000 and borrowings must be in the minimum principal amount of $1,000,000 and integral multiple amounts of $1,000,000 for each Fund. At the Fund's option Citibank is paid either a base rate or the Federal Funds rate on the amount out on loan. There is a commitment fee on the unused portion of the line of credit. The commitment fee is calculated at 8.0 basis points on the unutilized portion of the facility. Fees are accrued daily and paid quarterly to Citibank N.A. There were no borrowings under the line of credit during the six month period ended March 31, 2000.


(54       FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

TRIBUTE TO DAVID T. BENNETT

    As friends and colleagues, the Board of Directors of First American Funds wishes to recognize David T. Bennett for the significant and lasting contributions he made as a Director of First American Funds. His services were cut short by his recent and untimely death following a 13 year battle with cancer.

    David was an attorney with the law firm of Gray, Plant, Mooty, Mooty & Bennett since graduating from law school in 1967. David was also a successful entrepreneur, owning controlling interests in Highland Manufacturing, Kiefer Built, and USL Products. He also devoted countless hours to numerous civic and charitable groups, including the Minneapolis Institute of Arts, the Guthrie Theater, the Nature Conservancy, and Dunwoody Institute.

    His association with the funds began in 1987, when he joined the Board of Directors of Piper Funds. First American Funds have been the beneficiary of David's experience, wisdom, and insight during challenging periods of change and growth. His knowledge of the industry and mutual fund board experience were invaluable during the critical transition period integrating the Piper and First American Fund Families. David's abilities were particularly appreciated by the Audit, Pricing, and Board Development Committees on which he served. The Directors with whom he served value greatly their time spent together.

    We gratefully and sincerely recognize David's contributions and extend our sincere condolences to David's family and friends.



                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000       55)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS FIRST AMERICAN INVESTMENT FUNDS, INC.

MR. ROBERT DAYTON
Director of First American Investment Funds, Inc.
Chief Executive Officer of Okabena Company


MR. ROGER GIBSON
Director of First American Investment Funds, Inc.
Vice President of North America Mountain Region for United Airlines


MR. ANDREW HUNTER III
Director of First American Investment Funds, Inc.
Chairman of Hunter Keith Industries


MR. LEONARD KEDROWSKI
Director of First American Investment Funds, Inc.
Owner and President of Executive Management Consulting, Inc.


MR. JOHN MURPHY JR.
Director of First American Investment Funds, Inc.
Executive Vice President, U.S. Bancorp


MR. ROBERT SPIES
Director of First American Investment Funds, Inc.
Retired Vice President, U.S. Bank National Association


MR. JOSEPH STRAUSS
Director of First American Investment Funds, Inc.
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company


MS. VIRGINIA STRINGER
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


       FIRST AMERICAN FUNDS
       P.O. Box 1330
       Minneapolis, MN 55440-1330

       This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

       Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


       INVESTMENT ADVISOR AND ADMINISTRATOR
          FIRST AMERICAN ASSET MANAGEMENT,
          A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
          601 Second Avenue South
          Minneapolis, Minnesota 55402

       CUSTODIAN
          U.S. BANK NATIONAL ASSOCIATION
          180 East Fifth Street
          St. Paul, Minnesota 55101

       DISTRIBUTOR
          SEI INVESTMENTS DISTRIBUTION CO.
          1 Freedom Valley Drive
          Oaks, Pennsylvania 19456

       INDEPENDENT AUDITORS
          ERNST & YOUNG LLP
          1400 Pillsbury Center
          200 South Sixth Street
          Minneapolis, Minnesota 55402

       COUNSEL
          DORSEY & WHITNEY LLP
          220 South Sixth Street
          Minneapolis, Minnesota 55402




--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                                Bulk Rate
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404 Industrial Boulevard, N.E.                                        PAID
Minneapolis, MN 55413                                               Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.

3011-00 5/2000